Registration No. 33-44670

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No._18__ __X__

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                    Amendment No._____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                        Principal Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa       50392
--------------------------------------------------------------------------------
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (515) 248-3842

      M. D. Roughton, The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

            ___   immediately upon filing pursuant to paragraph (b) of Rule 485

            _X_   on May 1, 2003 pursuant to paragraph (b) of Rule 485

            ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

            ___   on  (date) pursuant to paragraph (a)(1) of Rule 485

            ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

            ___   on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

    ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
              PREMIER VARIABLE - GROUP VARIABLE ANNUITY CONTRACTS

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                         Caption in Prospectus
Part A
 1. Cover Page                Principal Life Insurance Company
                                Separate Account B Premier Variable (A Group
                                Variable Annuity Contract for Employer-
                                Sponsored Qualified and Non-Qualified
                                Retirement Plans)

 2. Definitions               Glossary of Special Terms

 3. Synopsis                  Expense Table and Example, Summary

 4. Condensed Financial       Condensed Financial Information,
    Information                 Independent Auditors

 5. General Description       Summary, Description of
    of Registrant               Principal Life Insurance
                                Company, Principal Life
                                Insurance Company Separate Account B,
                                Voting Rights

 6. Deductions                Expense Table and Example, Deductions Under the
                                Contracts, Mortality and Expense Risks Charge, Other Expenses, Application Fee and Transfer Fee, Contract Administrative Expense, Recordkeeping Expense, Compensation to Sales, Representative, Distribution of the Contract

 7. General Description of    Summary, The Contract, Contract Values
    Variable Annuity Contract   and Accounting Before Annuity Commencement
                                Date, Income Benefits, Payment on Death of
                                Plan Participant, Withdrawals and Transfers,
                                Other Contractual Provisions, Contractholders'
                                Inquiries

 8. Annuity Period            Income Benefits

 9. Death Benefit             Payment on Death of Plan Participant,
                                Federal Tax Status

10. Purchases and Contract    Summary, The Contract, Contract Values and
    Value Accounting Before Annuity Commencement Date, Other Contractual Provisions, Distribution of the Contract

11. Redemptions               Summary, Income Benefits, Withdrawals and
                                Transfers

12. Taxes                     Summary, Principal Life Insurance Company
                                Separate Account B, Income Benefits,
                                Federal Tax Status

13. Legal Proceedings         Legal Proceedings

14. Table of Contents of      Table of Contents of the Statement
    the Statement of            of Additional Information
    Additional Information



Part B                       Statement of Additional Information Caption**

15. Cover Page               Principal Life Insurance Company
                               Separate Account B Premier Variable - A Group Variable Annuity Contract for Employer Sponsored Qualified and Non-Qualified Retirement Plans Issued by Principal Life Insurance Company

16. Table of Contents        Table of Contents

17. General Information      None
    and History

18. Services                 Independent Auditors**

19. Purchase of Securities   Summary**, Deductions Under
    Being Offered              the Contracts**, Withdrawals and Transfers**,
                               Distribution of the Contract**

20. Underwriters             Summary**, Distribution of the Contract**,
                               Underwriting Commissions

21. Calculation of           Calculation of Yield and Total Return
    Performance Data

22. Annuity Payments         Income Benefits**

23. Financial Statements     Financial Statements

** Prospectus caption given where appropriate.

                        PRINCIPAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

                                PREMIER VARIABLE

                       (A GROUP VARIABLE ANNUITY CONTRACT

                        FOR EMPLOYER-SPONSORED QUALIFIED

                      AND NON-QUALIFIED RETIREMENT PLANS)

           Issued by Principal Life Insurance Company (the "Company")


                        Prospectus dated May 1, 2003


This Prospectus concisely sets forth information about Principal Life Insurance Company Separate Account B, Premier Variable (a Group Variable Annuity Contract) (the "Contract") that an investor ought to know before investing. It should be read and retained for future reference.


Additional information about the Contracts, including a Statement of Additional Information, dated May 1, 2003, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears at the end of this Prospectus. A copy of the Statement of Additional Information can be obtained, free of charge, upon request by writing or telephoning:

                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                              Des Moines, IA 50392
                           Telephone: 1-800-633-1373

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
   SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
   SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. (the "Fund") which should be kept for future reference.

                               TABLE OF CONTENTS

Glossary of Special Terms...............................................3

Expense Table and Example...............................................5

Summary.................................................................7

Condensed Financial Information.........................................9

Description of Principal Life Insurance Company.........................12

Principal Life Insurance Company Separate Account B.....................12

The Underlying Mutual Fund..............................................12

Deductions Under the Contract...........................................17

Other Expenses..........................................................18

Surplus Distribution at Sole Discretion of the Company..................21

The Contract ............................................................22

Statement of Values.....................................................32

Services Available by Telephone.........................................32

Distribution of the Contract............................................33

Performance Calculation.................................................33

Voting Rights...........................................................34

Federal Tax Status......................................................34

Rights Reserved by the Company..........................................39

State Regulation........................................................39

General Information.....................................................39

Table of Contents of the Statement of Additional Information............40

This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS


ACCOUNT - Series or portfolio of a Mutual Fund in which a Separate Account Division invests.


AGGREGATE INVESTMENT ACCOUNT VALUE - The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.


ANNUAL AVERAGE BALANCE - The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the contract and other Plan assets which correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.


ANNUITY CHANGE FACTOR - The factor used to determine the change in value of a Variable Annuity in the course of payment.


ANNUITY COMMENCEMENT DATE - The beginning date for Annuity Payments.


ANNUITY PREMIUM - The amount applied under the Contract to purchase an annuity.


ANNUITY PURCHASE DATE - The date an Annuity Premium is applied to purchase an annuity.


ASSOCIATED CONTRACT - An annuity contract issued by the Company to the same Contract holder to fund the same or a comparable Plan as determined by the Company.


COMMUTED VALUE - The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.


COMPANION CONTRACT - An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contract holder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.


CONTRACT DATE - The date this contract is effective, as shown on the face page of the contract.


CONTRACT YEAR - A period beginning on a Yearly Date and ending on the day before the next Yearly Date.


CONTRACTHOLDER - The entity to which the contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.


CONTRIBUTIONS - Amounts contributed under the contract which are accepted by the Company.


DEPOSIT YEAR - The twelve-month period ending on a day selected by the Contractholder.


DIVISION - The part of Separate Account B which is invested in shares of an Account of a Mutual Fund.


EMPLOYER - The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.


FLEXIBLE INCOME OPTION - A periodic distribution from the contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.


FUNDING AGENT - An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the contract. Funding Agent will also mean Principal Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the contract to another group annuity contract issued by the Company to the Contractholder.

INTERNAL REVENUE CODE ("CODE") - The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.


INVESTMENT ACCOUNT - An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.


INVESTMENT ACCOUNT VALUE - The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.


MUTUAL FUND - A registered open-end investment company in which a Division of Separate Account B invests.


NET INVESTMENT FACTOR - The factor used to determine the change in Unit Value of a Division during a Valuation Period.


NORMAL INCOME FORM - The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option, or (b) for a married Plan Participant, the joint one-half survivor annuity option.


NOTIFICATION - Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles and photocopies.


OWNER OF BENEFITS - The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.


PLAN - The plan established by the Employer in effect on the date the contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the contract.


PLAN PARTICIPANT - A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an Investment Account has been established under this contract.


QUALIFIED DOMESTIC RELATIONS ORDER - A Qualified Domestic Relations Order as defined in Code Section 414 (p)(1)(A).


QUARTERLY DATE - The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.


SEPARATE ACCOUNT B - A separate account established by the Company under Iowa law to receive Contributions under the contract offered by this Prospectus and other contracts issued by the Company. It is divided into Divisions, each of which invest in a corresponding Account of the Principal Variable Contracts Fund, Inc.


TERMINATION OF EMPLOYMENT - A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.


TOTAL AND PERMANENT DISABILITY - The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For contracts sold in the state of Pennsylvania, the term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.


UNIT VALUE - The value of a unit of a Division of Separate Account B.


VALUATION DATE - The date as of which the net asset value of an Account is determined.


VALUATION PERIOD - The period between the time as of which the net asset value of an Account is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.

VARIABLE ANNUITY PAYMENTS - A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Value Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.


VARIABLE ANNUITY RESERVES - The reserves held for annuities in the course of payment for the contract.


YEARLY DATE - The Contract Date and the same day of each year thereafter.


EXPENSE TABLE AND EXAMPLE


The following tables depict fees and expenses applicable to the aggregate of all Investment Accounts that correlate to a Plan Participant established under the contract. The purpose of the table is to assist the Owner of Benefits in understanding the various costs and expenses that an Owner of Benefits will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the expenses of the Account in which the Separate Account invests and is based on expenses incurred during the fiscal year ended December 31, 2002. The Example below which includes only mortality and expense risks charges and expenses of the underlying Accounts, should not be considered a representation of past or future expenses; actual expenses may be greater or lesser than those shown. See "Deductions under the Contract."

                                 EXPENSE TABLE

TRANSACTION EXPENSES                              None
ANNUAL CONTRACT FEE                                    None
SEPARATE ACCOUNT ANNUAL EXPENSES (% of average account value)
 Mortality and Expense Risk Fees                       0.42%



Annual expenses of the mutual funds (as a percentage of average net assets) as of December 31, 2002:


                                   MANAGEMENT   OTHER        TOTAL EXPENSES
     UNDERLYING MUTUAL FUNDS          FEES     EXPENSES   BEFORE REIMBURSEMENT
     -----------------------       ----------  --------  ----------------------
 Principal Variable Contracts
 Fund
 Asset Allocation Account            0.80%      0.04%          0.84%
 Balanced Account                    0.59       0.03           0.62
 Blue Chip Account                   0.60       0.23           0.83
 Bond Account                        0.47       0.02           0.49
 Capital Value Account               0.60       0.01           0.61
 Equity Growth Account               0.75       0.02           0.77
 Government Securities Account       0.46       0.01           0.47
 Growth Account                      0.60       0.01           0.61
 International Account               0.85       0.08           0.93
 International Emerging Markets
 Account                             1.25       1.01           2.26/(1)(2)/
 International SmallCap Account      1.20       0.12           1.32
 LargeCap Growth Account             1.10       0.04           1.14/(1)/
 LargeCap Growth Equity Account      1.00       0.09           1.09/(1)/
 LargeCap Stock Index Account        0.35       0.04           0.39/(2)/
 MicroCap Account                    1.00       0.25           1.25
 MidCap Account                      0.61       0.01           0.62
 MidCap Growth Account               0.90       0.02           0.92
 MidCap Growth Equity Account        1.00       0.13           1.13/(1)/
 MidCap Value Account                1.05       0.05           1.10
 Money Market Account                0.48       0.01           0.49
 Real Estate Account                 0.90       0.02           0.92
 SmallCap Account                    0.85       0.12           0.97
 SmallCap Growth Account             1.00       0.06           1.06
 SmallCap Value Account              1.10       0.19           1.29
 Utilities Account                   0.60       0.02           0.62



/ //(1)/ Principal Management Corporation voluntarily limited certain expenses during the period ended December 31, 2002. After taking into account these voluntary arrangements, annual underlying mutual fund operating expense was 1.75% for the International Emerging Markets Account. Effective May 1, 2002, the expense limit was eliminated on LargeCap Growth, LargeCap Growth Equity, and MidCap Growth Equity Accounts. Also at that time, the expense limit was raised from 1.35% to 1.75% on International Emerging Markets Account.


/ //(2)/ Principal Management Corporation has agreed to voluntarily limit certain expenses during the period ended April 30, 2004. The expense limit will maintain a total level of operating expenses not to exceed:


      International Emerging
      Markets                        2.00%   LargeCap Stock Index

The Expense Table depicts fees and expenses applicable to the Aggregate Investment Account Values which correlate to a Plan Participant under the Contract. At the discretion of the Contractholder, these fees are paid by the Contractholder or assessed against Investment Accounts which correlate to Plan Participants. The Expense Table does not include expenses billed directly to and paid by the Contractholder pursuant to a separate service and expense agreement with the Contractholder. Except as noted below, the Contractholder must pay the following expenses (subject to certain adjustments; see "Deductions Under the Contract" and "Other Expenses"):



APPLICATION FEE . $925 Application Fee.



CONTRACT ADMINISTRATION EXPENSES* . $650 for Standard Plans ($1,000 for custom or outside Plans) + the amount determined under the Annual Expense Table (minimum of $1,500).



RECORDKEEPING EXPENSES* . A graded scale starting at $34 per Plan Participant plus $1,366 (minimum of $2,250 per Plan) (This charge may be deducted from Investment Accounts of inactive Plan Participants.) (If the Company provides recordkeeping services for plan assets other than assets under this contract or an Associated or Companion Contract, the Contractholder must pay an outside asset recordkeeping charge that varies depending on the number of Plan Participants to which such Outside Assets correlate).



LOCATION FEE (IF APPLICABLE) . $150 per quarter ($600 annually) for each additional employee group or location.



FLEXIBLE INCOME OPTION CHARGE . $25 for each Plan Participant receiving benefits under the Flexible Income Option (this charge may be deducted from Investment Accounts of inactive Plan Participants).



DOCUMENTATION EXPENSES (FOR STANDARD PLAN) . $125 for initial setup or restatement. Additional costs apply for Custom-Written plans.


  * May be more or less depending on the number of Plan Participants and services performed by Company. See "Other Expenses."

                                    EXAMPLE

Regardless of whether the Investment Accounts which correlate to a Plan Participant are surrendered at the end of the applicable time period, the Owner of Benefits would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets:

   SEPARATE ACCOUNT
       DIVISION            1 YEAR         3 YEARS         5 YEARS         10 YEARS
   ----------------        ------         -------         -------         --------
 Asset Allocation           $128            $400          $  692           $1,523
 Balanced                    106             331             574            1,271
 Blue Chip                   127             397             686            1,511
 Bond                         93             290             504            1,120
 Capital Value               105             328             569            1,259
 Equity Growth               121             378             654            1,443
 Government Securities        91             284             493            1,096
 Growth                      105             328             569            1,259
 International               137             428             739            1,624
 International
 Emerging Markets            271             832           1,420            3,012
 International
 SmallCap                    177             548             944            2,052
 LargeCap Growth             159             493             850            1,856
 LargeCap Growth
 Equity                      154             477             824            1,802
 LargeCap Stock Index         83             259             450            1,002
 MicroCap                    170             526             907            1,976
 MidCap                      106             331             574            1,271
 MidCap Growth               136             425             734            1,613
 MidCap Growth Equity        158             490             845            1,845
 MidCap Value                155             480             829            1,813
 Money Market                 93             290             504            1,120
 Real Estate                 136             425             734            1,613
 SmallCap                    142             440             761            1,669
 SmallCap Growth             151             468             808            1,768
 SmallCap Value              174             539             928            2,019
 Utilities                   106             331             574            1,271

SUMMARY


The following summary should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.


CONTRACT OFFERED
The group variable annuity contract offered by this Prospectus is issued by the Company and designed to aid in retirement planning. The contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis.

The contract is generally available to fund the following types of plans:

1) Tax Deferred Annuity Plans ("TDA Plan"). Annuity purchase plans adopted pursuant to Section 403(b) of the Code by certain organizations that qualify for tax-exempt status under Section 501(c)(3) of the Code or are eligible public schools or colleges. TDA Contracts are issued to Contractholders, which typically are such tax-exempt organizations or an association representing such organization or its employees. Plan Participants may obtain certain Federal income tax benefits provided under Section 403(b) of the Code (see "Federal Tax Status").

2) Public Employee Deferred Compensation Plans ("PEDC Plan"). Public Employee Deferred Compensation plans or programs adopted by a unit of a state or local government and nonprofit organizations pursuant to Section 457 of the Code. (See "Federal Tax Status"). Note: The contract is not currently offered to fund governmental 457 Plans in the state of New York.

3) Qualified Pension or Profit-Sharing Plans ("401(a) Plans"). Plans adopted pursuant to Section 401(a) of the Code. Participants of 401(a) Plans obtain income tax benefits provided under the Code as qualified pension plans.

4) Creditor-Exempt or General Creditor Non-Qualified Plans ("Creditor-Exempt" or "General Creditor" Plan). Employer sponsored savings, compensation or other plans the contributions for which are made without Code restrictions generally applicable to qualified retirement plans. (See "Federal Tax Status").

The contract will be sold primarily by persons who are insurance agents of or brokers for Principal Life Insurance Company. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, which acts as distributor for the Contract. See "Distribution of the Contract."


CONTRIBUTIONS
The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of the Separate Account as directed by the Owner of Benefits. The following divisions (subject to state availability) are currently available:

      Asset Allocation           International Emerging    MidCap Growth Equity
                                 Markets
      Balanced                   International SmallCap    MidCap Value
      Blue Chip                  LargeCap Growth           Money Market
      Bond                       LargeCap Growth Equity    Real Estate
      Capital Value              LargeCap Stock Index     SmallCap
      Equity Growth              MicroCap                  SmallCap Growth
      Government Securities      MidCap                    SmallCap Value
      Growth                     MidCap Growth            Utilities
      International

The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.


SEPARATE ACCOUNT B
Each of the Divisions corresponds to one of the Accounts in which Contributions may be invested. The objective of the contract is to provide a return on amounts contributed that will reflect the investment experience of the Accounts in which the Divisions to which Contributions are directed are invested. The value of the Contributions accumulated in Separate Account B prior to the Annuity Commencement Date will vary with the investment experience of the Accounts.

Each of the Divisions invests only in shares of Accounts of the Principal Variable Contracts Fund, Inc. as indicated in the table below.

                        DIVISION:                 THE DIVISION INVESTS IN:
                        ---------                 ------------------------
            Asset Allocation                     Asset Allocation Account
            Balanced                             Balanced Account
            Blue Chip                            Blue Chip Account
            Bond                                 Bond Account
            Capital Value                        Capital Value Account
            Equity Growth                        Equity Growth Account
            Government Securities                Government Securities Account
            Growth                               Growth Account
            International                        International Account
                                                 International Emerging Markets
            International Emerging Markets       Account
            International SmallCap               International SmallCap Account
            LargeCap Growth                      LargeCap Growth Account
            LargeCap Growth Equity               LargeCap Growth Equity Account
            LargeCap Stock Index                 LargeCap Stock Index Account
            MicroCap                             MicroCap Account
            MidCap                               MidCap Account
            MidCap Growth                        MidCap Growth Account
            MidCap Growth Equity                 MidCap Growth Equity Account
            MidCap Value                         MidCap Value Account
            Money Market                         Money Market Account
            Real Estate                          Real Estate Account
            SmallCap                             SmallCap Account
            SmallCap Growth                      SmallCap Growth Account
            SmallCap Value                       SmallCap Value Account
            Utilities                            Utilities Account

DISTRIBUTIONS, TRANSFERS, AND WITHDRAWALS
Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Account underlying the Capital Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers.") In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant's termination of employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See "Withdrawals and Transfers." Note that withdrawals before age 591/2 may involve an income tax penalty. See "Federal Tax Status." No withdrawals are permitted after the Annuity Purchase Date.


CONDENSED FINANCIAL INFORMATION


Financial statements are included in the Statement of Additional Information. Following are Unit Values for the Contract for the periods ended December 31

                                                                                         NUMBER
                                                    ACCUMULATION UNIT VALUE                 OF
                                         ----------------------------------------------ACCUMULATION
                                          BEGINNING       END      PERCENTAGE OF CHANGE   END OF
                                          OF PERIOD    OF PERIOD    FROM PRIOR PERIOD     PERIOD
                                          ---------    ---------   --------------------    (IN
                                                                                        THOUSANDS)
                                                                                         --------
 Asset Allocation Division
  2002                                     $0.990       $0.864           (12.73)               1
  2001/(1)/                                 1.000        0.990            (1.00)               1
 Balanced Division
  2002                                      1.683        1.455           (13.55)           6,811
  2001                                      1.817        1.683            (7.37)           8,130
  2000                                      1.822        1.817            (0.27)          12,915
  1999                                      1.787        1.822             1.96           16,370
  1998                                      1.604        1.787            11.41           14,770
  1997                                      1.366        1.604            17.42           10,617
  1996                                      1.212        1.366            12.71            7,467
  1995                                       .976        1.212            24.18            3,317
 Period Ended December 31, 1994/(2)/        1.000         .976            (2.40)             125
 Blue Chip Division
  2002                                      0.934        0.699           (25.16)               0
  2001/(1)/                                 1.000        0.934            (6.60)               0
 Bond Division
  2002                                      1.670        1.817             8.80            5,048
  2001                                      1.551        1.670             7.67            5,065
  2000                                      1.440        1.551             7.71            6,222
  1999                                      1.484        1.440            (2.96)           7,415
  1998                                      1.384        1.484             7.23            6,013
  1997                                      1.257        1.384            10.10            4,009
  1996                                      1.232        1.257             2.03            2,612
  1995                                      1.012        1.232            21.74            1,208
 Period Ended December 31, 1994/(2)/        1.000        1.012             1.20               31
 Capital Value Division
  2002                                      2.388        2.053           (14.03)           9,823
  2001                                      2.608        2.388            (8.44)          11,828
  2000                                      2.563        2.608             1.76           15,798
  1999                                      2.689        2.563            (4.69)          22,466
  1998                                      2.378        2.689            13.08           22,328
  1997                                      1.858        2.378            27.99           21,339
  1996                                      1.510        1.858            23.05           17,962
  1995                                      1.148        1.510            31.53           14,824
  1994                                      1.147        1.148             0.09           13,967
  1993                                      1.067        1.147             7.50            7,980
 Equity Growth Division
  2002                                      0.951        0.685           (27.97)              41
  2001/(1)/                                 1.000        0.951            (4.90)               1
 Government Securities Division
  2002                                      1.822        1.974             8.34            6,987
  2001                                      1.700        1.822             7.18            5,965
  2000                                      1.532        1.700            10.97            6,314
  1999                                      1.543        1.532            (0.71)           8,432
  1998                                      1.431        1.543             7.83            8,358
  1997                                      1.302        1.431             9.91            7,686
  1996                                      1.265        1.302             2.92            7,513
  1995                                      1.066        1.265            18.67            7,159
  1994                                      1.120        1.066            (4.82)           6,431
  1993                                      1.021        1.120             9.70            2,553
 Growth Division
  2002                                      1.651        1.166           (29.38)          11,578
  2001                                      2.223        1.651           (25.73)          14,820
  2000                                      2.488        2.223           (10.65)          20,921
  1999                                      2.145        2.488            15.99           20,774
  1998                                      1.775        2.145            20.85           16,370
  1997                                      1.404        1.775            26.42           11,441
  1996                                      1.253        1.404            12.05            6,802
  1995                                      1.001        1.253            25.17            2,860
 Period Ended December 31, 1994/(2)/        1.000        1.001             0.10              110
 International Division
  2002                                      1.435        1.199           (16.45)           5,395
  2001                                      1.903        1.435           (24.59)           6,977
  2000                                      2.085        1.903            (8.73)          10,573
  1999                                      1.663        2.085            25.38           10,814
  1998                                      1.518        1.663             9.55            9,442
  1997                                      1.358        1.518            11.78            7,684
  1996                                      1.090        1.358            24.59            4,298
  1995                                       .958        1.090            13.78            1,672
 Period Ended December 31, 1994/(2)/        1.000         .958            (4.20)             137
 International Emerging Markets Division
  2002                                      0.962        0.885            (8.00)               1
  2001/(1)/                                 1.000        0.962            (3.80)               0
 International SmallCap Division
  2002                                      0.894        0.746           (16.55)               1
  2001/(1)/                                 1.000        0.894           (10.60)               0
 LargeCap Growth Division
  2002                                      0.865        0.604           (30.17)               0
  2001/(1)/                                 1.000        0.865           (13.50)               0
 LargeCap Growth Equity Division
  2002                                      0.883        0.587           (33.52)               0
  2001/(1)/                                 1.000        0.883           (11.70)               0
 LargeCap Stock Index Division
  2002                                      0.941        0.727           (22.74)              80
  2001/(1)/                                 1.000        0.941            (5.90)              52
 MicroCap Division
  2002                                      0.963        0.797           (17.24)               1
  2001/(1)/                                 1.000        0.963            (3.70)               0

 MidCap Division
  2002                                      2.390        2.171            (9.16)           7,024
  2001                                      2.492        2.390            (4.09)           8,858
  2000                                      2.184        2.492            14.10           12,724
  1999                                      1.940        2.184            12.58           12,883
  1998                                      1.879        1.940             3.25           12,204
  1997                                      1.537        1.879            22.25            9,536
  1996                                      1.274        1.537            20.64            5,722
  1995                                       .991        1.274            28.56            1,896
 Period Ended December 31, 1994/(1)/        1.000         .991            (0.90)             119
 MidCap Growth Division
  2002                                      0.926        0.680           (26.57)               1
  2001/(1)/                                 1.000        0.926            (7.40)               0
 MidCap Growth Equity Division
  2002                                      0.853        0.575           (32.59)               0
  2001/(1)/                                 1.000        0.853           (14.70)               0
 MidCap Value Division
  2002                                      0.987        0.885           (10.33)              40
  2001/(1)/                                 1.000        0.987            (1.30)               1
 Money Market Division
  2002                                      1.478        1.493             1.01            8,250
  2001                                      1.430        1.478             3.36            9,389
  2000                                      1.354        1.430             5.61           10,369
  1999                                      1.296        1.354             4.48           10,632
  1998                                      1.237        1.296             4.77            9,868
  1997                                      1.181        1.237             4.74            6,515
  1996                                      1.128        1.181             4.70            5,379
  1995                                      1.072        1.128             5.22            2,959
  1994                                      1.036        1.072             3.47            1,791
  1993                                      1.013        1.036             2.27              901
 Real Estate Division
  2002                                      1.019        1.093             7.26               64
  2001/(1)/                                 1.000        1.019             1.90                4
 SmallCap Division
  2002                                      0.933        0.675           (27.65)               1
  2001/(1)/                                 1.000        0.933            (6.70)               1
 SmallCap Growth Division
  2002                                      0.798        0.430           (46.12)              33
  2001/(1)/                                 1.000        0.798           (20.20)               0
 SmallCap Value Division
  2002                                      0.964        0.875            (9.23)              36
  2001/(1)/                                 1.000        0.964            (3.60)              13
 Utilities Division
 Year Ended December 31
  2002                                      0.803        0.699           (12.95)               5
  2001/(1)/                                 1.000        0.803           (19.70)               0

/ //(1)/ Commenced operations on June 29, 2001.
/ //(2)/ Commenced operations on October 3, 1994.

DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (THE "COMPANY")


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-9382. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc.


On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.


PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. Although the assets of Separate Account B, equal to the reserves and other liabilities arising under the contract, will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the contract, including the promise to make Variable Annuity Payments, are general corporate obligations of the Company.


Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.


Principal Management Corporation (the "Manager") serves as the manager for the Principal Variable Contracts Fund. The Manager is a subsidiary of Princor Financial Services Corporation. It has managed mutual funds since 1969. As of December 31, 2002, the funds it managed had assets of approximately $6.0 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


You may allocate your net premium payments to certain divisions of the Separate Account and/or the Fixed Account. Not all divisions are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our home office.


THE UNDERLYING MUTUAL FUND


The underlying fund is a mutual fund registered under the Investment Company Act of 1940 as an open-end management investment company. It provides the investment vehicle for the Separate Account. A full description of the Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectus (which should be read carefully before investing) and the Statement of Additional Information. Additional copies of these documents are available from a sales representative or our home office.


Each Division invests in shares of a corresponding Account of an underlying mutual fund. The underlying mutual fund is NOT available to the general public directly. The underlying mutual fund is available only to provide investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual fund Accounts have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual fund Accounts may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual fund Accounts are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund Account may differ substantially.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BLUE CHIP DIVISION (NOT AVAILABLE AFTER MAY 1, 2003)

              INVESTS IN: Principal Variable Contracts Fund - Blue Chip Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Capital Income Investors, LLC
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP GROWTH DIVISION (NOT AVAILABLE AFTER MAY 1, 2003)

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Account
              INVESTMENT ADVISOR: Janus Capital Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of growth companies.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account

              INVESTMENT ADVISOR: Putnam Investment Management, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to achieve long-term growth of capital investing primarily in common stocks of larger capitalization domestic companies.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

MICROCAP DIVISION (NOT AVAILABLE AFTER MAY 1, 2003)

              INVESTS IN: Principal Variable Contracts Fund - MicroCap Account INVESTMENT ADVISOR: Goldman Sachs Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in value and growth oriented companies with small market capitalizations.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: The Dreyfus Corporation through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP GROWTH EQUITY DIVISION (NOT AVAILABLE AFTER MAY 1, 2003)

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Equity Account
              INVESTMENT ADVISOR: Turner Investment Partners, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks to achieve long-term growth of capital by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account

              INVESTMENT ADVISOR: UBS Global Asset Management (New York) Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

UTILITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Utilities Account

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies in the public utilities industry.

An Investment Advisor agrees to provide investment advisory services for a specific underlying Mutual Fund or underlying Mutual Fund Account. For these services, each Investment Advisor is paid a fee.


The Company purchases and sells fund shares for the Separate Account at their net asset value without any sales or redemption charge. The Separate Account has Divisions that correspond to interests in the underlying mutual funds. The assets of each Division are separate from the others. A Division's performance has no effect on the investment performance of any other Division.


Each Division purchases shares of an Account at net asset value. In addition, all distributions made by an Account with respect to shares held by Divisions of Separate Account B are reinvested at net asset value in additional shares of the same Account. Contract benefits are provided and charges are made in effect by redeeming Account shares at net asset value. Values under the Contract, both before and after the commencement of Variable Annuity Payments, will increase or decrease to reflect the investment performance of the Accounts and Owners of Benefits assume the risks of such change in values.


The Company is taxed as a life insurance company under the Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.


DEDUCTIONS UNDER THE CONTRACT


A mortality and expense risks charge is deducted under the contract. There are also deductions from and expenses paid out of the assets of the Accounts. These expenses are described in the Fund's prospectus.


MORTALITY AND EXPENSE RISKS CHARGE
Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and
(ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the contract. The charge is equivalent to a simple annual rate of 0.42%. The Company does not believe that it is possible to specifically identify that portion of the 0.42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be 0.28% for the mortality risks and 0.14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

OTHER EXPENSES


The Contractholder is obligated to pay additional expenses associated with the acquisition and servicing of the contract in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. At the discretion of the Contractholder these expenses may be paid all or in part by the Contractholder or the fees will be deducted from Investment Accounts which correlate to a Plan Participant. If deducted from Investment Accounts, the charges will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative value of such Accounts and will be effected by canceling a number of units in each such Investment Account equal to such Account's proportionate share of the deductions. The expenses which the Contractholder pays, if applicable, include an application fee, transfer fee, contract administration expense, recordkeeping expense, location fee, a Flexible Income Option charge, documentation expense and in some cases a sales charge. As part of the Company's policy of ensuring client satisfaction with the services it provides, the Company may agree to waive the assessment of all or a portion of these expenses or charges (except for the sales charge) in response to any reasonably-based complaint from the Contractholder as to the quality of the services covered by such expenses or charges that the Company is unable to rectify. These expenses are described below:

A. APPLICATION FEE

 A $925 application fee is charged to the Contractholder in the first Contract Year. If a Companion Contract has been issued by the Company to the Contractholder to fund the Plan, the application fee will be assessed to the Companion Contract. The total application fee paid by the Contractholder to obtain both contracts will not exceed $925. If the Company has issued an Associated Contract to the Contractholder to fund an employee benefit plan administered by the Company, the application fee for the contract described in this prospectus will be waived by the Company.


B. CONTRACT ADMINISTRATION EXPENSE

 The Contractholder must also pay a contract administration expense. The contract administration expense is charged quarterly and is equal to one-fourth of the amount derived by adding $650 ($1,000 for custom or outside plans) to the amount calculated by multiplying the Quarter end Balance at the end of each Deposit Year Quarter by the Annual Expense percentage below. Quarter end Balance is the total of all Investment Accounts under the contract and other Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets") at the end of each Deposit Year Quarter.

              OVER         BUT NOT OVER           THE ANNUAL EXPENSE IS:
              ----         ------------           ----------------------
          $         0       $   262,500    $1,500 minimum
              262,500         1,000,000     [.0020 x ending balance] + $225
            1,000,000         5,000,000     [.0010 x ending balance] + $1,225
            5,000,000        10,000,000     [.0005 x ending balance] + $3,725
           10,000,000        30,000,000     [.0004 x ending balance] + $4,725

           30,000,000                      [.0003 x ending balance] + $7,725


     Example: Assume a $8,500,000 Quarter-end Balance for a standard plan. The quarterly contract administration charge is $2,156.25 derived as follows: [.0005 x $8,500,000] + $3,725 = $7,975 + $650 = $8,625 / 4 =
           $2,156.25.

 The contract administration expense is also charged if all Investment Accounts which correlate to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal. The amount attributable to such Investment Accounts is determined as described above but is pro-rated to the date of cancellation.


 The contract administration expense will be reduced by 10% if the Company has issued an Associated Contract to the Contractholder.


 The contract administration expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) Plan in a Flexible Investment Annuity ("FIA") Contract (and which meets our underwriting guidelines) will be calculated based on the quarter end value of the investment accounts under both contracts (plus $750 annually for general creditor non-qualified plans or $1,000 for creditor exempt plans) and the proportionate charge will be allocated to Plan Participants in each contract.

C. RECORDKEEPING EXPENSE

 The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the contract at the end of the quarter.

                                        ANNUAL EXPENSE (BENEFIT REPORT
               PLAN PARTICIPANTS         SENT TO THE CONTRACTHOLDER)
               -----------------        ------------------------------
                     1-25            $2,250
                     26-49           $34 per Plan Participant + $1,366
                     50-99           $31 per Plan Participant + $1,516
                    100-299          $28 per Plan Participant + $1,816
                    300-499          $23 per Plan Participant + $3,316
                   500 - 999         $19 per Plan Participant + $5,316
                 1,000 - 2,499       $14 per Plan Participant + $10,316
                 2,500 - 4,999       $12 per Plan Participant + $15,316
                5,000 and over       $10 per Plan Participant + $25,316


     Example: Assume 600 Plan Participants with Benefit Reports sent to the
           Contractholder: The expense is $16,716 [600 x $19 = $11,400+ $5,316 =
           $16,716] / 4 = $4,179. This would be $6.96 per Plan Participant, per quarter.

 The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants' homes.


 If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.


 If the Company performs more (or less) than one 401(k)/401(m) non-discrimination test in a Deposit Year, the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed).


 The recordkeeping expense is increased by 10% if Plan Contributions are not reported in the Company's standard format by modem.


 A charge of $15 is made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number
 (1-800-633-1373).


 The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a FIA contract will be determined at the point in scale reached under the 401(k) plan.


 If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.


 If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.


 If the Company provides recordkeeping services for Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets"), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

            NUMBER OF PLAN PARTICIPANTS             OUTSIDE ASSET
               WITH OUTSIDE ACCOUNTS            ANNUAL RECORDKEEPING
                 DURING THE QUARTER                    EXPENSE
            ---------------------------         --------------------
                        1-25               $1,000 minimum
                       26-49               $15.30 per member + $614.70
                       50-99               $13.95 per member + $682.20
                      100-299              $12.60 per member+ $817.20
                      300-499              $10.35per member + $1,492.20
                      500-999              $8.55 per member+ $2,392.20
                     1000-2499             $6.30per member + $4,642.20
                     2500-4999             $5.40 per member + $6,892.20
                   5000 and over           $4.50 per member + $11,392.20

 The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.


 The Contractholder may elect to have the recordkeeping expense attributable to investments in this contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.


D. LOCATION FEE

 Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.


E. FLEXIBLE INCOME OPTION CHARGE

 An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract.


F. DOCUMENTATION EXPENSE

 The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will pay $125 if the Contractholder uses a Principal Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will pay $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.


G. COMPENSATION TO SALES REPRESENTATIVE

 A charge will be paid by the Contractholder according to one of the following schedules:

                         SCHEDULE A
 -----------------------------------------------------------
 AMOUNT OF PLAN CONTRIBUTIONS         AMOUNT PAYABLE AS
     IN EACH DEPOSIT YEAR       PERCENT OF PLAN CONTRIBUTIONS
 ----------------------------  -------------------------------
  The first $5,000                          4.50%
  The next $5,000                           3.00
  The next $5,000                           1.70
  The next $35,000                          1.40
  The next $50,000                          0.90
  The next $400,000                         0.60
  Excess over $500,000                      0.25

                         SCHEDULE B
 -----------------------------------------------------------
 AMOUNT OF PLAN CONTRIBUTIONS        AMOUNT PAYABLE AS A
     IN EACH DEPOSIT YEAR       PERCENT OF PLAN CONTRIBUTIONS
 ----------------------------  -------------------------------
  The first $50,000                         3.00%
  The next $50,000                          2.00
  The next $400,000                         1.00
  The next $2,500,000                       0.50
  Excess over $3,000,000                    0.25

 The applicable sales charge will be determined by the Company. The sales charge described in Schedule B will apply for certain salary deferral Plans. The sales charge described in Schedule A will apply if the Plan is not a salary deferral Plan or if the Plan is a salary deferral Plan subject to reduced sales expenses. The Contractholder will be notified of the applicable sales charge prior to the issuance of the Contract. Contributions made by the Contractholder to the contract described in this prospectus, a Companion Contract or any Associated Contract will be combined for purposes of applying the above sales charge schedules.


 The Company will not charge a sales charge to Contractholders who acquire the contract either: (1) directly from the Company upon a recommendation of an independent pension consultant who charges a fee for its pension consulting services and who receives no remuneration from the Company in association with the sale of the contract; or (2) through registered representatives of the Principal Underwriter who are also Group Insurance Representative employees of the Company.


H. SPECIAL SERVICES

 If requested by the Contractholder, the Company may provide special services not provided as part of the contract administration and recordkeeping services. The Company will charge the Contractholder the cost of providing such services.


SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY


It is not anticipated that any divisible surplus will ever be distributable to the contract in the future because the contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.

THE CONTRACT


The contract will normally be issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company will issue a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. The initial Contribution which correlates to a Plan Participant will be invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions as described above and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.

A. CONTRACT VALUES AND ACCOUNTING BEFORE ANNUITY COMMENCEMENT DATE

 1. INVESTMENT ACCOUNTS

   An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.


   Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits, (b) paid to the Owner of Benefits or the beneficiary, (c) transferred in accordance with the provisions of the contract or (d) cancelled to pay the recordkeeping expenses for a Plan Participant where Termination of Employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.


   Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to the Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.


 2. UNIT VALUE

   The Unit Value for a Contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of contributions allocated to that Division. The Unit Value for each Division for the contract is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.


   For this series of contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of contracts for the later Valuation Period.


 3. NET INVESTMENT FACTOR

   Each Net Investment Factor is the quantitative measure of the investment performance of each Division of Separate Account B.


   For any specified Valuation Period the Net Investment Factor for a Division for this series of contracts is equal to

   a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by
   b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.42%.

   The amounts derived from applying the rate specified in subparagraph b) above and the amount of any taxes referred to in subparagraph a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.


 4. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR ALL DIVISIONS EXCEPT THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000090, which is the rate for one day that is equivalent to a simple annual rate of 0.33%. The result, 1.0013442, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013442) which produces a current Unit Value of $1.0199054.


 5. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of 0.0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.


   To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($0.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals
   1.0003288. Deduct from this amount the mortality and expense risks charge of
   0.0000090 (the proportionate rate for one day based on a simple annual rate of 0.33%). The result (1.0003198) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003198), resulting in a current Unit Value of $1.0165984.


B. INCOME BENEFITS

 Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.


 1. VARIABLE ANNUITY PAYMENTS

   The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Value Division Investment Account will be the Valuation Date immediately preceding July 1.


   The Annuity Commencement Date must be no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 701/2. See "Federal Tax Status."


   A. SELECTING A VARIABLE ANNUITY

     Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 591/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.


     At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.


   B. FORMS OF VARIABLE ANNUITIES

     Because of certain restrictions contained in the Code and regulations thereunder, an annuity option is not available under a contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the joint or contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).


     An Owner of Benefits may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.


     VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR ZERO, FIVE, TEN, FIFTEEN OR TWENTY YEARS OR INSTALLMENT REFUND PERIOD - a Variable Annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.


     Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no annuity payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.


     JOINT AND SURVIVOR VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR TEN YEARS - a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY - a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.


     VARIABLE LIFE ANNUITY WITH ONE-HALF SURVIVORSHIP - a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.


     Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.


     OTHER OPTIONS - Other Variable Annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.


   C. BASIS OF ANNUITY CONVERSION RATES

     Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.


     Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.


     The contract offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.

     For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if sex distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001, set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.


     The contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.


     The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.


   D. DETERMINING THE AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

     The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.


   E. DETERMINING THE AMOUNT OF THE SECOND AND SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS

     The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Account underlying the Capital Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.


     Each Annuity Change Factor for the Capital Value Division for a calendar month is the quotient of 1) divided by 2), below:


     1) The number which results from dividing (a) the Contract's Unit Value for the Capital Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (b) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

     2) An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.

   F. HYPOTHETICAL EXAMPLE OF CALCULATION OF VARIABLE ANNUITY PAYMENTS

     Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of
     1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).


 2. FLEXIBLE INCOME OPTION

   Instead of Variable Annuity Payments an Owner of Benefits may choose to receive Income Benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:


   a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

   b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

   c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Values which correlate to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Code.

   d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

   e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

   An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts.


   The Owner of Benefits may request termination of the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.


   An additional annual charge of $25.00 will be made if an Owner of Benefits elects to receive benefits under the Flexible Income Option. The charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative values.


C. PAYMENT ON DEATH OF PLAN PARTICIPANT

 1. PRIOR TO ANNUITY PURCHASE DATE

   If a Plan Participant dies prior to the Annuity Purchase Date, the Company, upon receipt of due proof of death and any waiver or consent required by applicable state law, will pay the death benefit in accordance with the provisions of the Plan. The amount of the death benefit is determined by the terms of the Plan. The Owner of Benefits may elect to either (1) leave the assets in the contract to the extent permitted by applicable law; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death, (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness.), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.


   A beneficiary may elect to have all or a part of the amount available under this contract transferred to any Companion Contract. Alternatively, this contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.


   An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date the Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The election must be in writing. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under this contract. The beneficiary will receive a written description of the options available.


 2. SUBSEQUENT TO ANNUITY PURCHASE DATE

   Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.


D. WITHDRAWALS AND TRANSFERS

 1. CASH WITHDRAWALS

   The contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations, any restrictions imposed by provisions of the Code or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date. The Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 591/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 591/2 may involve an income tax penalty. See "Federal Tax Status."


   The procedure with respect to cash withdrawals is as follows:


   a. The Plan must allow for such withdrawal.

   b. The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

   c. If a certificate has been issued to the Owner of Benefits the Company may require that any requests be accompanied by such certificate.

   d. If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, if any, the amount paid will be reduced to satisfy such charges.

   Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective.


   (Special Note: Under the Texas Education Code, Plan Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)


 2. TRANSFERS BETWEEN DIVISIONS

   Upon Notification, all or a portion of the value of a Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution. Transfers may be made at any time before the Annuity Purchase Date.


   A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.


 3. TRANSFERS TO THE CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.


 4. TRANSFERS TO A COMPANION CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this contract to the Companion Contract will not be permitted if this contract has accepted, within the six-month period preceding the proposed transfer from this contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions."


 5. SPECIAL SITUATION INVOLVING ALTERNATE FUNDING AGENTS

   The contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder. The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers will be subject to the contract administration expense and recordkeeping expense.


 6. POSTPONEMENT OF CASH WITHDRAWAL OR TRANSFER

   Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made
   (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which
   (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.


 7. LOANS

   The Company will not make available a loan option for the contract.


E. OTHER CONTRACTUAL PROVISIONS

 1. CONTRIBUTION LIMITS

   The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.


 2. ASSIGNMENT

   No benefits in the course of payment under a contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such contracts, shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.


   Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.


 3. CESSATION OF CONTRIBUTIONS

   A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the contract will continue to apply except that no further Contributions may be made.


 4. SUBSTITUTION OF SECURITIES

   If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another account or another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.


 5. CHANGES IN THE CONTRACT

   The terms of a contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.


   The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may add Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, the Net Investment Factor, the Annuity Purchase Rates and the Annuity Change Factor; the guaranteed annuity conversion rates; the Recordkeeping Expense and Contract Administration Charge; and the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts.


   However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by a governmental agency to which the Company is subject. In addition, no change in the guaranteed annuity conversion rates will take effect for a current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the contract administration expense or recordkeeping expense will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.

   Furthermore, the Company may, on 60-days notice to the Contractholder affected by the change, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.


STATEMENT OF VALUES


The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.


SERVICES AVAILABLE BY TELEPHONE

TELEPHONE TRANSACTIONS . The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.


Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.


TELETOUCH/(R)/ /. /By calling TeleTouch at 1-800-547-7754 and inputting their personal identification number, Plan Participants may access daily account and investment information, counselor assistance and more. This service is available Sunday through Friday from 2 a.m. to midnight (CT) and Saturday from 2 a.m. to 9 p.m.


PRINCIPAL RETIREMENT SERVICE CENTER/SM/ /. /By visiting our internet site at www.principal.com and inputting your personal identification number, you can access a variety of information including investment account values, investment results and retirement planning tools. Plan Participants may also change investment directions, transfer money and rebalance their portfolios.


DISTRIBUTION OF THE CONTRACT


The contract, which is continuously offered, will be sold primarily by persons who are insurance agents of or brokers for the Company authorized by applicable law to sell life and other forms of personal insurance and variable annuities. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa, 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Princor Financial Services Corporation, the principal underwriter, is paid for the distribution of the Contract in accordance with two separate schedules one of which provides for payment of 4.5% of Contributions scaling down for Contributions in excess of $5,000 and one which provides for payments of 3.0% of Contributions scaling down for Contributions in excess of $50,000. The Contract may also be sold through other selected broker-dealers registered under the Securities Exchange Act of 1934. Princor Financial Services Corporation is also the principal underwriter for various registered investment companies organized by the Company. Princor Financial Services Corporation is a subsidiary of Principal Financial Services, Inc.

PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds").


Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other
investment vehicles.   The Separate Account may also quote rankings, yields or
returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

In addition, from time to time, the Separate Account may advertise its "yield" for the Bond Division and Government Securities Division for these contracts. The "yield" of the Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


VOTING RIGHTS


The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.


The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.


During the accumulation period, the Owner of Benefits is the person having the voting interest in the Account shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Account.


During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Account shares attributable to the Variable Annuity. The number of Account shares held in Separate Account B which are attributable to each Variable Annuity is determined by dividing the reserve for the Variable Annuity by the net asset value of one Account share. The voting interest in the Account shares attributable to the Variable Annuity will ordinarily decrease during the annuity period since the reserve for the Variable Annuity decreases due to the reduction in the expected payment period.


Account shares for which Owners of Benefits or payees of Variable Annuities are entitled to give voting instructions, but for which none are received, and shares of the Account owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.


Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.


If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.


FEDERAL TAX STATUS


It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Life Insurance Company Separate Account B".)

A. TAXES PAYABLE BY OWNERS OF BENEFITS AND ANNUITANTS

 The contract offered in connection with this Prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

 Contributions to contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in contracts used to Fund Creditor-Exempt Non-qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the contract as retirement benefits.


 1. TAX-DEFERRED ANNUITY PLANS - (SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS)

   CONTRIBUTIONS. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), section 403(b)(2), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions under section 403(b) are generally limited to the lesser of $10,500 or 25 percent of net salary (or 20 percent of gross salary); additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to approximately 25 percent of gross salary. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.


   TAXATION OF DISTRIBUTIONS. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 591/2,
   (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).


   All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments and (7) not in excess of tax deductible medical expenses.


   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) under certain circumstances. If an eligible rollover distribution is taken as a direct rollover to an IRA (or another 403(b) plan) the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.


 2. PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS - (SECTION 457 UNFUNDED DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS)

   CONTRIBUTIONS. Under section 457 of the Code, individuals who perform services for a unit of a state or local government may participate in a deferred compensation program. Tax-exempt employers may establish deferred compensation plans under section 457 only for a select group of management or highly compensated employees and/or independent contractors.


   This type of program allows individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Assuming that the program meets the requirements to be considered a Public Employee Deferred Compensation Plan (an "PEDC Plan"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $8,500 or 331/3% of the individuals includible compensation. (Includible compensation means compensation from the employer which is current includible in gross income for Federal tax purposes.) During the last three years before an individual attains normal retirement age, additional catch-up deferrals are permitted.


   The amounts which are deferred may be used by the employer to purchase the contract offered by this Prospectus. The contract is owned by the employer and, in fact, is subject to the claims of the employer's creditors. The employee has no present rights or vested interest in the contract and is only entitled to payment in accordance with the PEDC Plan provisions.


   TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an PEDC Plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.


   DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an PEDC Plan prior to separation from service except for unforeseeable emergencies or upon reaching age 70 1/2. Emergency distributions are includible in the gross income of the individual in the year in which paid.


   REQUIRED DISTRIBUTIONS. The minimum distribution requirements for PEDC Plans are generally the same as those for qualified plans and section 403(b) Plans Contracts, except that no amounts are exempted from minimum distribution requirements.


   Tax Free Transfers and Rollovers. Federal income tax law permits the tax free transfer of PEDC Plan amounts to another PEDC Plan, but not to an IRA or other type of plan.


 3. 401(A) PLANS

   CONTRIBUTIONS. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions for a 401(k) plan are generally limited to $10,500 (2001 limit).


   For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 25% of includible compensation or $35,000 (2001 limit).

   TAXATION OF DISTRIBUTIONS. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 591/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.


   To the extent distributions do not represent voluntary after-tax distributions, distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, 3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions not in excess of tax deductible medical expenses.


   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.


 4. CREDITOR-EXEMPT NON-QUALIFIED PLANS

   Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the contract and is treated as the owner for income tax purposes.


   TAXATION OF CONTRACT EARNINGS. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.


   CONTRIBUTIONS. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.


   TAXATION OF DISTRIBUTIONS. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the contract allocated to post-August 13, 1982 Contributions under a preexisting contract are taxed as ordinary income to the extent of the accumulated income or gain under the contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).


   In the case of a complete redemption of an Investment Account under the contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the contract.

   If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.


   When payments are received as an annuity, the Plan Participant's investment in the contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, are entitled to a deduction of the unrecovered amount on their final tax return.


   In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 591/2 under the contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.


   Required Distributions. The Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Participant attains age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.


   TAX-FREE EXCHANGES. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.


 5. GENERAL CREDITOR NON-QUALIFIED PLANS

   CONTRIBUTIONS. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.


   Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder, is not a natural person, the contract does not receive tax-deferred treatment afforded other Contractholders under the Code.


   TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when paid to the individual.


B. FUND DIVERSIFICATION

 Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an Account to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.


   The investment opportunities of the Accounts could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of contracts for whom diversification is not a requirement for tax-deferred treatment.


RIGHTS RESERVED BY THE COMPANY


The Contract does not permit excessive trading or market timing. Market timing activity can disrupt management strategy of the underlying mutual funds and increase expenses, which are borne by all Contract owners. We reserve the right to reject excessive exchanges or purchases by market timers if the trade would disrupt the management of the Separate Account, any Division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Contract owners. These modifications could include, but not be limited to:
.. requiring a minimum time period between each transfer;
.. not accepting transfer requests from someone providing them for multiple
  Contracts for which he or she is not the owner; or .. limiting the dollar amount that a Contract owner may transfer at any one time.

STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.


In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


GENERAL INFORMATION


LEGAL OPINIONS
Legal matters applicable to the issue and sale of the contracts, including the right of the Company to issue contracts under Iowa Insurance Law, have been passed upon by Karen E. Shaff, Senior Vice President and General Counsel of the Company.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

INDEPENDENT AUDITORS
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as it relates to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

CONTRACTHOLDERS' INQUIRIES
Contractholders' inquiries should be directed to Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-0200, (515) 247-5711.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The table of contents for the Statement of Additional Information is provided below.

                               TABLE OF CONTENTS

Independent Auditors ....................................................3

Underwriting Commissions ................................................3

Calculation of Yield and Total Return ...................................3

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 6

 Financial Statements ................................................... 8

Principal Life Insurance Company

 Report of Independent Auditors ......................................... 70

 Consolidated Financial Statements ...................................... 71

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group

                           Des Moines, IA 50392-2080
                         Telephone: 1-800-633-1373

                                     PART B






              PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


            PREMIER VARIABLE (A GROUP VARIABLE ANNUITY CONTRACT FOR



     EMPLOYER - SPONSORED QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS)


                      STATEMENT OF ADDITIONAL INFORMATION



                               DATED MAY 1, 2003


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Premier Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 2003.






This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                          Des Moines, Iowa 50392-0200
                           Telephone: 1-800-633-1373

                               TABLE OF CONTENTS


                                                                       Page


Independent Auditors ....................................................3

Underwriting Commissions................................................3

Calculation of Yield and Total Return...................................3

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 6

 Financial Statements................................................... 8

Principal Life Insurance Company

 Report of Independent Auditors......................................... 70

 Consolidated Financial Statements...................................... 71

INDEPENDENT AUDITORS


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as independent auditors for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


UNDERWRITING COMMISSIONS


Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for all Separate Account B contracts:

                 YEAR                    PAID TO             RETAINED BY
                 ----                    -------             -----------
                 2002                  $18,879,680                -
                 2001                   14,886,087                -
                 2000                   14,747,326                -




CALCULATION OF YIELD AND TOTAL RETURN


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds") which, effective January 1, 1998, were reorganized into the Accounts of the Principal Variable Contracts Fund, Inc. as follows:

          OLD MUTUAL FUND NAME               NEW CORRESPONDING ACCOUNT NAME
          --------------------               ------------------------------
  Principal Aggressive Growth Fund,        Aggressive Growth Account
  Inc.
  Principal Asset Allocation Fund, Inc.    Asset Allocation Account
  Principal Balanced Fund, Inc.            Balanced Account
  Principal Bond Fund, Inc.                Bond Account
  Principal Capital Accumulation Fund,     Capital Value Account
  Inc.
  Principal Emerging Growth Fund, Inc.     MidCap Account
  Principal Government Securities Fund,    Government Securities Account
  Inc.
  Principal Growth Fund, Inc.              Growth Account
  Principal Money Market Fund, Inc.        Money Market Account
  Principal World Fund, Inc.               International Account



Effective June 12, 2000, the Stock Index 500 Account changed its name to the LargeCap Stock Index Account.


The Aggressive Growth Account changed its name to the Equity Growth Account on May 1, 2001.


Some of the Accounts (under their former names) were offered prior to the date that they were made available in the Contract. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2002, the 7-day annualized and effective yields were 0.64% and 0.65%, respectively.


From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


Assuming the contract had been offered as of the periods indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 2002 are:


                             ONE YEAR            FIVE YEAR         TEN YEAR
                             --------           ----------         --------
 Asset Allocation             -13.89%             0.05%             5.62%/(1)/
 Balanced                     -13.28             -3.02              4.57
 Blue Chip                    -23.82            -15.29/(2)/
 Bond                           8.60              5.60              6.56
 Capital Value                -17.07             -4.85              6.28
 Equity Growth                -26.30             -5.25             8.75/(1)/
 Government Securities          7.54              6.57              6.48
 Growth                       -25.68            -10.03             2.05/(3)/
 International                -17.38             -7.25             1.42/(3)/
 International
 Emerging Markets             -15.93            -9.06/(4)/
 International
 SmallCap                     -18.10            -1.26/(5)/
 LargeCap Growth              -28.73            -13.11/(2)/            /
 LargeCap Growth
 Equity                       -28.52            -36.24/(4)/
 LargeCap Stock Index         -23.34            -11.26(/2)/
 MicroCap                     -19.26            -6.88/(5)/
 MidCap                       -12.03              0.39             10.02
 MidCap Growth                -21.56            -7.60/(5)/
 MidCap Growth Equity         -24.65            -32.96/(4)/
 MidCap Value                 -14.08             5.16/(2)/
 Money Market                   0.89              3.69              3.93
 Real Estate                    5.84             6.45/(5)/
 SmallCap                     -29.16            -7.81/(5)/
 SmallCap Growth              -39.37            -10.12/(5)/
 SmallCap Value               -15.82             2.85/(5)/
 Utilities                     -8.28            -3.70/(5)/

///(1)/
 Period from June 1, 1994 - December 31,
 2002
///(2)/
 Period from May 3, 1999 - December 31,
 2002
///(3)/
 Period from May 2, 1994 - December 31,
 2002
///(4)/
 Period from October 24, 2000 - December
 31, 2002
///(5)/
 Period from May 1, 1998 - December 31,
 2002


                         Report of Independent Auditors

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B [comprised of the AIM V.I. Growth, AIM V.I. Core Equity (formerly AIM V.I. Growth and Income), AIM V.I. Premier Equity (formerly AIM V.I. Value), American Century VP Income & Growth, American Century VP Ultra, American Century VP Value, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Dreyfus DIP Founders Discovery, Equity Growth, Fidelity VIP II Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Growth, Government Securities, Growth, International, International Emerging Markets, International SmallCap, INVESCO VIF-Dynamics, INVESCO VIF-Health Sciences, INVESCO VIF-Small Company Growth, INVESCO VIF-Technology, Janus Aspen Aggressive Growth, LargeCap Blend, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, Templeton Growth Securities, and Utilities Divisions] as of December 31, 2002, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2002, and the results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Des Moines, Iowa
February 17, 2003

                            Principal Life Insurance
                           Company Separate Account B

                      Statements of Assets and Liabilities

                                December 31, 2002

                                          AIM V.I. Growth      AIM V.I.
                                             Division        Core Equity
                                                               Division
                                         ------------------------------------
                                         ------------------------------------
Assets
Investments in shares of mutual funds,
  at market                                  $16,956,156      $33,170,555

Liabilities                                            -                -
                                         ------------------------------------
                                         ------------------------------------
Net assets                                   $16,956,156      $33,170,555
                                         ====================================
                                         ====================================
Net assets
Accumulation units:
   Bankers Flexible Annuity                  $         -       $        -
   Pension Builder Plus                                -                -
   Pension Builder Plus - Rollover IRA                 -                -
   Personal Variable                                   -                -
   Premier Variable                                    -                -
   Principal Freedom Variable Annuity                  -                -
   The Principal Variable Annuity             15,397,645       28,545,365
   The Principal Variable Annuity With
     Purchase Credit Rider                     1,558,511        4,625,190
Contracts in annuitization period:
   Bankers Flexible Annuity                            -                -
   Pension Builder Plus - Rollover IRA                 -                -
                                         ------------------------------------
                                         ------------------------------------
Total net assets                             $16,956,156      $33,170,555
                                         ====================================
                                         ====================================

Investments in shares of mutual funds,
  at cost                                    $42,733,117      $53,151,211
Shares of mutual fund owned                    1,500,545        1,952,358

Accumulation units outstanding:
   Bankers Flexible Annuity                            -                -
   Pension Builder Plus                                -                -
   Pension Builder Plus - Rollover IRA                 -                -
   Personal Variable                                   -                -
   Premier Variable                                    -                -
   Principal Freedom Variable Annuity                  -                -
   The Principal Variable Annuity              3,594,651        4,400,460
   The Principal Variable Annuity With
     Purchase Payment Credit Rider               368,471          722,072
Accumulation unit value:
   Bankers Flexible Annuity                  $         -       $        -
   Pension Builder Plus                                -                -
   Pension Builder Plus - Rollover IRA                 -                -
   Personal Variable                                   -                -
   Premier Variable                                    -                -
   Principal Freedom Variable Annuity                  -                -
   The Principal Variable Annuity                   4.28             6.49
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                  4.23             6.41

Annuitized units outstanding:
   Bankers Flexible Annuity                            -                -
   Pension Builder Plus - Rollover IRA                 -                -
Annuitized unit value:
   Bankers Flexible Annuity                  $         -       $        -
   Pension Builder Plus - Rollover IRA                 -                -

See accompanying notes.

                   American
    AIM V.I.      Century VP      American       American
 Premier Equity    Income &      Century VP     Century VP        Asset
    Division    Growth Division     Ultra     Value Division   Allocation      Balanced       Blue Chip
                                  Division                      Division       Division       Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   $27,310,271     $13,564,804     $4,849,454    $2,364,304     $74,398,715   $  98,581,776  $   770,244

             -               -              -             -               -               -            -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $27,310,271     $13,564,804     $4,849,454    $2,364,304     $74,398,715   $  98,581,776  $   770,244
===========================================================================================================
===========================================================================================================

$                  $               $              $              $            $              $
             -               -              -             -               -               -            -
             -               -              -             -               -               -            -
             -               -              -             -               -               -            -
             -               -              -             -               -       2,266,647            -
             -               -              -             -             581       9,912,784            -
             -       1,802,742              -             -               -               -      770,244
    23,370,844       8,008,867      3,039,874     1,613,405      68,285,391      81,489,535            -
     3,939,427       3,753,195      1,809,580       750,899       6,112,743       4,912,810            -

             -               -              -             -               -               -            -
             -               -              -             -               -               -            -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $27,310,271     $13,564,804     $4,849,454    $2,364,304     $74,398,715   $  98,581,776  $   770,244
===========================================================================================================
===========================================================================================================

   $46,671,140     $16,132,165     $5,751,588    $2,433,822     $90,450,436    $127,351,980   $1,156,934
     1,683,740       2,268,838        659,790       386,956       7,576,244       8,527,835      136,086


             -               -              -             -               -              -             -
             -               -              -             -               -              -             -
             -               -              -             -               -              -             -
             -               -              -             -               -       1,585,936            -
             -               -              -             -             673       6,811,392            -
             -         252,029              -             -               -               -      138,511
     4,035,578       1,121,940        435,980       191,883       4,235,312       5,862,164            -
       688,893         530,926        262,073        89,641         383,949         357,904            -

$                  $               $              $              $            $              $
             -               -              -             -               -               -            -
             -               -              -             -               -               -            -
             -               -              -             -               -               -            -
             -               -              -             -               -            1.43            -
             -               -              -             -             .86            1.46            -
             -            7.15              -             -               -               -         5.56
         5.79             7.14          6.96           8.41           16.12           13.90            -
         5.72             7.07          6.89           8.38           15.92           13.73            -


             -               -              -             -               -               -            -
             -               -              -             -               -               -            -

$                  $               $              $              $            $              $
             -               -              -             -               -               -            -
             -               -              -             -               -               -            -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2002

                                                        Bond         Capital Value
                                                      Division          Division
                                                  ------------------------------------
                                                  ------------------------------------
Assets
Investments in shares of mutual funds, at market      $210,776,908     $175,699,810
Liabilities                                                      -                -
                                                  ------------------------------------
                                                  ------------------------------------
Net assets                                            $210,776,908     $175,699,810
                                                  ====================================
                                                  ====================================
Net assets
Accumulation units:
   Bankers Flexible Annuity                       $                  $    2,584,048
                                                                 -
   Pension Builder Plus                                          -        3,139,203
   Pension Builder Plus - Rollover IRA                           -          504,875
   Personal Variable                                     1,472,840        3,639,707
   Premier Variable                                      9,171,510       20,164,227
   Principal Freedom Variable Annuity                    6,451,892        1,407,021
   The Principal Variable Annuity                      164,367,917      134,782,742
   The Principal Variable Annuity With
     Purchase Credit Rider                              29,312,749        9,238,399
Contracts in annuitization period:
   Bankers Flexible Annuity                                      -           46,339
   Pension Builder Plus - Rollover IRA                           -          193,249
                                                  ------------------------------------
                                                  ------------------------------------
Total net assets                                      $210,776,908     $175,699,810
                                                  ====================================
                                                  ====================================

Investments in shares of mutual funds, at cost        $200,281,537     $228,900,362
Shares of mutual fund owned                             17,108,515        7,444,907

Accumulation units outstanding:
   Bankers Flexible Annuity                                      -          107,951
   Pension Builder Plus                                          -          730,525
   Pension Builder Plus - Rollover IRA                           -          103,916
   Personal Variable                                       825,389        1,814,123
   Premier Variable                                      5,047,540        9,822,923
   Principal Freedom Variable Annuity                      533,519          200,596
   The Principal Variable Annuity                        9,734,507        7,882,997
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                       1,758,032          547,186
Accumulation unit value:
   Bankers Flexible Annuity                            $         -      $     23.94
   Pension Builder Plus                                          -             4.30
   Pension Builder Plus - Rollover IRA                           -             4.86
   Personal Variable                                          1.78             2.01
   Premier Variable                                           1.82             2.05
   Principal Freedom Variable Annuity                        12.09             7.01
   The Principal Variable Annuity                            16.89            17.10
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                           16.67            16.88

Annuitized units outstanding:
   Bankers Flexible Annuity                                      -            1,932
   Pension Builder Plus - Rollover IRA                           -           39,775
Annuitized unit value:
   Bankers Flexible Annuity                            $         -       $     23.99
   Pension Builder Plus - Rollover IRA                           -             4.86

See accompanying notes.

  Dreyfus DIP                                  Fidelity VIP
   Founders        Equity     Fidelity VIP II Equity- Income  Fidelity VIP    Government
   Discovery       Growth       Contrafund       Division        Growth       Securities       Growth
   Division       Division       Division                       Division       Division       Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   $1,360,985      $178,520,612  $42,985,779    $4,138,073      $31,669,521    $318,208,187   $111,598,998

            -                -             -             -                -               -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $1,360,985     $178,520,612   $42,985,779    $4,138,073      $31,669,521    $318,208,187   $111,598,998
===========================================================================================================
===========================================================================================================



$              $              $              $              -$              $              $
            -                -             -                              -               -              -
            -                -             -             -                -         507,604              -
            -                -             -             -                -          70,460              -
            -                -             -             -                -       3,081,548      2,519,261
            -           28,053             -             -                -      13,790,459     13,502,417
            -                -             -             -                -               -              -
      778,025      169,312,088    36,440,877     2,996,236       27,842,082     242,631,913     91,552,096
      582,960        9,180,471     6,544,902     1,141,837        3,827,439      58,126,203      4,025,224

            -                -             -             -                -               -              -
            -                -             -             -                -               -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $1,360,985     $178,520,612   $42,985,779    $4,138,073      $31,669,521    $318,208,187   $111,598,998
===========================================================================================================
===========================================================================================================

   $1,561,414     $271,299,028   $55,990,406    $4,211,628      $61,046,784    $297,283,929   $204,666,382
      207,784       15,206,185     2,382,804       229,893        1,356,877      26,517,349     12,857,027


            -                -             -             -                -               -              -
            -                -             -             -                -         190,560              -
            -                -             -             -                -          24,458              -
            -                -             -             -                -       1,597,568      2,199,666
            -           40,975             -             -                -       6,986,917     11,578,279
            -                -             -             -                -               -              -
      133,708        8,433,436     4,524,029       374,117        4,674,642      14,055,612      8,039,848
      101,167          463,094       822,852       143,109          650,793       3,409,940        357,981

$              $              $              $              -$              $              $
            -                -             -                              -              -               -
            -                -             -             -                -            2.66              -
            -                -             -             -                -            2.88              -
            -                -             -             -                -            1.93           1.15
            -              .68             -             -                -            1.97           1.17
            -                -             -             -                -               -              -
         5.82            20.08          8.05           8.01            5.96           17.26          11.39
         5.76            19.82          7.95           7.98            5.88           17.05          11.24


            -                -             -             -                -               -              -
            -                -             -             -                -               -              -

$              $              $              $              -$              $              $
            -                -             -                              -               -              -
            -                -             -             -                -               -              -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2002

                                                                                          International
                                                                                         Emerging Markets
                                                                         International       Division
                                                                           Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $100,045,178      $6,531,258

Liabilities                                                                           -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $100,045,178      $6,531,258
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                $              -
                                                                                      -
   Pension Builder Plus                                                               -               -
   Pension Builder Plus - Rollover IRA                                                -               -
   Personal Variable                                                          1,506,187               -
   Premier Variable                                                           6,470,617             481
   Principal Freedom Variable Annuity                                           676,080               -
   The Principal Variable Annuity                                            82,879,908       4,327,248
   The Principal Variable Annuity With Purchase Credit Rider                  8,512,386       2,203,529
Contracts in annuitization period:
   Bankers Flexible Annuity                                                           -               -
   Pension Builder Plus - Rollover IRA                                                -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $100,045,178      $6,531,258
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $145,033,085      $6,999,967
Shares of mutual fund owned                                                  11,394,667         792,628

Accumulation units outstanding:
   Bankers Flexible Annuity                                                           -               -
   Pension Builder Plus                                                               -               -
   Pension Builder Plus - Rollover IRA                                                -               -
   Personal Variable                                                          1,278,621               -
   Premier Variable                                                           5,394,567             543
   Principal Freedom Variable Annuity                                           101,924               -
   The Principal Variable Annuity                                             7,390,518         506,192
   The Principal Variable Annuity With Purchase Payment Credit Rider            768,709         261,040
Accumulation unit value:
   Bankers Flexible Annuity                                            $                $              -
                                                                                      -
   Pension Builder Plus                                                               -               -
   Pension Builder Plus - Rollover IRA                                                -               -
   Personal Variable                                                               1.18               -
   Premier Variable                                                                1.20             .88
   Principal Freedom Variable Annuity                                              6.63               -
   The Principal Variable Annuity                                                 11.21            8.55
   The Principal Variable Annuity With Purchase Payment Credit Rider              11.07            8.44

Annuitized units outstanding:
   Bankers Flexible Annuity                                                           -               -
   Pension Builder Plus - Rollover IRA                                                -               -
Annuitized unit value:
   Bankers Flexible Annuity                                                   $       -         $     -
   Pension Builder Plus - Rollover IRA                                        $       -         $     -

See accompanying notes.

                                                  INVESCO
                                   INVESCO       VIF-Small       INVESCO       Janus Aspen
 International     INVESCO       VIF-Health   Company Growth  VIF-Technology   Aggressive      LargeCap
   SmallCap      VIF-Dynamics     Sciences       Division        Division        Growth     Blend Division
   Division        Division       Division                                      Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   $30,873,079      $357,214      $6,373,510     $1,224,219     $1,356,879      $10,027,948    $11,648,405

             -             -               -              -              -                -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $30,873,079      $357,214      $6,373,510     $1,224,219     $1,356,879      $10,027,948    $11,648,405
===========================================================================================================
===========================================================================================================



$              $           -   $              $              $              -$              $
             -                             -              -                               -              -
             -             -               -              -              -                -              -
             -             -               -              -              -                -              -
             -             -               -              -              -                -              -
           403             -               -              -              -                -              -
             -             -               -              -              -                -              -
    26,611,032       242,668       4,187,185        809,350        850,455        6,464,930      8,640,094
     4,261,644       114,546       2,186,325        414,869        506,424        3,563,018      3,008,311

             -             -               -              -              -                -              -
             -             -               -              -              -                -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $30,873,079      $357,214      $6,373,510     $1,224,219     $1,356,879      $10,027,948    $11,648,405
===========================================================================================================
===========================================================================================================

   $46,436,630      $456,707      $7,729,865     $1,494,115     $1,992,482      $15,474,321    $12,077,701
     3,407,625        41,828         463,528        120,732        166,081          641,994      1,381,780


             -             -               -              -              -                -              -
             -             -               -              -              -                -              -
             -             -               -              -              -                -              -
             -             -               -              -              -                -              -
           540             -               -              -              -                -              -
             -             -               -              -              -                -              -
     2,774,030        45,181         567,745        140,920        229,151        1,636,453      1,046,662
       449,897        21,536         299,349         72,944        137,793          913,381        365,799

$              $           -   $              $              $              -$              $
             -                             -              -                               -              -
             -             -               -              -              -                -              -
             -             -               -              -              -                -              -
             -             -               -              -              -                -              -
           .75             -               -              -              -                -              -
             -             -               -              -              -                -              -
          9.59          5.37            7.38           5.74            3.71            3.95           8.25
          9.47          5.32            7.30           5.69            3.68            3.90           8.22


             -             -               -              -              -                -              -
             -             -               -              -              -                -              -

$              $           -   $              $              $              -$              $
             -                             -              -                               -              -
             -             -               -              -              -                -              -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2002

                                                                        LargeCap Growth  LargeCap Growth
                                                                           Division      Equity Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $6,224,955       $3,760,962

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $6,224,955       $3,760,962
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $              - $              -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                          664,480                -
   The Principal Variable Annuity                                            3,368,533        2,496,319
   The Principal Variable Annuity With Purchase Credit Rider                 2,191,942        1,264,643
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $6,224,955       $3,760,962
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $8,979,502       $5,221,047
Shares of mutual fund owned                                                  1,004,025        1,036,078

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                          109,755                -
   The Principal Variable Annuity                                              677,430          564,830
   The Principal Variable Annuity With Purchase Payment Credit Rider           446,420          289,785
Accumulation unit value:
   Bankers Flexible Annuity                                            $              - $              -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                                  -                -
   Principal Freedom Variable Annuity                                             6.05                -
   The Principal Variable Annuity                                                 4.97             4.42
   The Principal Variable Annuity With Purchase Payment Credit Rider              4.91             4.36

Annualized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                            $              - $              -
   Pension Builder Plus - Rollover IRA                                               -                -

See accompanying notes.

                                                                             MidCap Growth
   LargeCap     LargeCap Value                                MidCap Growth     Equity         MidCap
  Stock Index      Division       MicroCap        MidCap        Division       Division         Value
   Division                       Division       Division                                     Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   $55,031,073    $10,957,987     $5,696,890     $209,892,080   $14,937,467   $  5,058,267    $16,143,714

             -              -              -                -             -              -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $55,031,073    $10,957,987     $5,696,890     $209,892,080   $14,937,467   $  5,058,267    $16,143,714
===========================================================================================================
===========================================================================================================



$              $               $              $              $              $              $
             -              -              -                -             -              -              -
             -              -              -                -             -              -              -
             -              -              -                -             -              -              -
             -              -              -        3,071,245             -              -              -
        58,086              -            462       15,250,921           390              -         35,656
     4,193,232              -              -          903,739       478,431              -      1,538,348
    40,955,265      8,476,812      4,820,665      176,408,335    11,770,237      3,366,512     10,916,374
     9,824,490      2,481,175        875,763       14,257,840     2,688,409      1,691,755      3,653,336

             -              -              -                -             -              -              -
             -              -              -                -             -              -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $55,031,073    $10,957,987     $5,696,890     $209,892,080   $14,937,467   $  5,058,267    $16,143,714
===========================================================================================================
===========================================================================================================

   $76,944,276    $11,353,288     $6,554,244     $226,328,683   $22,368,465   $  6,890,141    $17,524,285
     8,666,311      1,286,149        748,606        7,354,313     2,386,177      1,267,736      1,540,431


             -              -              -                -             -              -              -
             -              -              -                -             -              -              -
             -              -              -                -             -              -              -
             -              -              -        1,440,299             -              -              -
        79,887              -            580        7,023,992           573              -         40,275
       635,844              -              -           84,140        65,676              -        122,595
     6,302,265      1,018,101        665,564        8,520,301     1,753,815        724,200      1,282,170
     1,531,025        299,121        122,449          697,380       405,680        368,562        433,299

$              $               $              $              $              $              $
             -              -              -                -             -              -              -
             -              -              -                -             -              -              -
             -              -              -                -             -              -              -
             -              -              -             2.13             -              -              -
           .73              -             .80            2.17           .68              -            .89
          6.59              -              -            10.74          7.28              -          12.55
          6.50           8.33            7.24           20.70          6.71           4.65           8.51
          6.42           8.29            7.15           20.44          6.63           4.59           8.43


             -              -              -                -             -              -              -
             -              -              -                -             -              -              -

$              $               $              $              $              $              $
             -              -              -                -             -              -              -
             -              -              -                -             -              -              -

                            Principal Life Insurance
                           Company Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2002

                                                                         Money Market      Real Estate
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $157,262,140     $34,860,548

Liabilities                                                                           -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $157,262,140     $34,860,548
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                $                -
                                                                                      -
   Pension Builder Plus                                                         709,195               -
   Pension Builder Plus - Rollover IRA                                           15,948               -
   Personal Variable                                                          2,319,071               -
   Premier Variable                                                          12,310,378          69,434
   Principal Freedom Variable Annuity                                         3,545,949               -
   The Principal Variable Annuity                                           101,236,558      26,981,373
   The Principal Variable Annuity With Purchase Credit Rider                 37,125,041       7,809,741
Contracts in annuitization period:
   Bankers Flexible Annuity                                                           -               -
   Pension Builder Plus - Rollover IRA                                                -               -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $157,262,140     $34,860,548
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $157,262,140     $34,192,690
Shares of mutual fund owned                                                 157,262,140       3,101,472

Accumulation units outstanding:
   Bankers Flexible Annuity                                                           -               -
   Pension Builder Plus                                                         328,101               -
   Pension Builder Plus - Rollover IRA                                            6,915               -
   Personal Variable                                                          1,590,174               -
   Premier Variable                                                           8,250,186          63,529
   Principal Freedom Variable Annuity                                           317,084               -
   The Principal Variable Annuity                                             7,629,340       2,086,568
   The Principal Variable Annuity With Purchase Payment Credit Rider          2,833,299         611,618
Accumulation unit value:
   Bankers Flexible Annuity                                            $                $                -
                                                                                      -
   Pension Builder Plus                                                            2.16               -
   Pension Builder Plus - Rollover IRA                                             2.31               -
   Personal Variable                                                               1.46               -
   Premier Variable                                                                1.49            1.09
   Principal Freedom Variable Annuity                                             11.19               -
   The Principal Variable Annuity                                                 13.27           12.93
   The Principal Variable Annuity With Purchase Payment Credit Rider              13.11           12.77

Annuitized units outstanding:
   Bankers Flexible Annuity                                                           -               -
   Pension Builder Plus - Rollover IRA                                                -               -
Annuitized unit value:
   Bankers Flexible Annuity                                                    $      -       $       -
   Pension Builder Plus - Rollover IRA                                                -               -

See accompanying notes.

                                                      Templeton Growth
                   SmallCap Growth      SmallCap         Securities
SmallCap Division     Division           Value            Division         Utilities
                                        Division                           Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

    $25,858,266       $25,167,645      $30,765,512       $   823,910       $22,960,914

              -                 -                -                 -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $25,858,266       $25,167,645      $30,765,512       $   823,910       $22,960,914
=========================================================================================
=========================================================================================



$                -$                $                -$              -  $
                                -                                                    -
              -                 -                -                 -                 -
              -                 -                -                 -                 -
              -                 -                -                 -                 -
            605            14,125           31,701                 -             3,544
      1,077,576           339,220                -           823,910                 -
     21,224,583        21,746,833       24,138,397                 -        19,584,858
      3,555,502         3,067,467        6,595,414                 -         3,372,512

              -                 -                -                 -                 -
              -                 -                -                 -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $25,858,266       $25,167,645      $30,765,512       $   823,910       $22,960,914
=========================================================================================
=========================================================================================

    $37,414,722       $66,700,538      $33,024,579        $1,106,960       $32,972,851
      4,435,380         4,384,607        2,986,943            95,804         3,162,660


              -                 -                -                 -                 -
              -                 -                -                 -                 -
              -                 -                -                 -                 -
              -                 -                -                 -                 -
            895            32,814           36,224                 -             5,072
        121,861            63,917                -            85,370                 -
      2,979,611         3,621,678        2,064,132                 -         2,331,765
        505,484           517,357          571,152                 -           406,628

$                -$                $                -$              -  $
                                -                                                    -
              -                 -                -                 -                 -
              -                 -                -                 -                 -
              -                 -                -                 -                 -
            .68               .43              .88                 -               .70
           8.84              5.31                -              9.65                 -
           7.12              6.00            11.69                 -              8.40
           7.03              5.93            11.55                 -              8.29


              -                 -                -                 -                 -
              -                 -                -                 -                 -

$                -              $  $                -$              -  $
                                                                                     -
              -                 -                -                 -                 -

                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                      For the Year Ended December 31, 2002

                                                                                              American
                                                                              AIM V.I.       Century VP
                                            AIM V.I. Growth  AIM V.I. Core Premier Equity Income & Growth
                                                Division        Equity      Division (2)      Division
                                                             Division (1)
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $                 $    122,588 $      109,242  $      83,895
                                                         -

Expenses:
   Mortality and expense risks                     282,555         492,227         398,745       130,146
   Separate account rider charges                   11,096          29,683          23,637        19,202
                                            ---------------------------------------------------------------
                                                  (293,651)       (521,910)       (422,382)     (149,348)
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net investment income (loss)                      (293,651)       (399,322)       (313,140)      (65,453)

Realized gains (losses) on investments
Realized gain (losses) on sale of fund          (6,562,643)     (4,379,890)     (3,583,818)     (286,509)
   shares
Capital gain distributions                               -               -               -             -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (losses) on investments     (6,562,643)     (4,379,890)     (3,583,818)     (286,509)

Change in net unrealized appreciation or                                                      (2,407,849)
   depreciation of investments                  (2,200,917)     (2,768,818)     (9,453,512)
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets          $(9,057,211)    $(7,548,030)   $(13,350,470)  $(2,759,811)
   resulting from operations
                                            ===============================================================

(1) Represented the operations of the AIM V.I. Growth and Income Division until May 18, 2002 name change.
(2) Represented the operations of the AIM V.I. Value Division until May 18, 2002 name change.
(3)  Commenced operations May 18, 2002.

See accompanying notes.

    American       American
Century VP Ultra  Century VP        Asset
    Division    Value Division   Allocation      Balanced       Blue Chip        Bond       Capital Value
                      (3)         Division       Division       Division       Division       Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
$        9,670  $            - $               $   3,785,162   $     6,086    $  7,436,041  $    2,864,058
                                            -

       40,548           9,894       1,047,411      1,315,347         7,088       2,131,043       2,276,810
        9,781           1,739          36,427         21,823             -         129,774          47,672
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      (50,329)        (11,633)     (1,083,838)     1,337,170         7,088       2,260,817       2,324,482
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      (40,659)        (11,633)     (1,083,838)     2,447,992        (1,002)      5,175,224         539,576

     (121,058)        (28,192)     (2,324,940)    (4,926,549)      (75,454)         84,496      (5,809,837)
            -               -               -              -             -               -               2
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     (121,058)        (28,192)     (2,324,940)    (4,926,549)      (75,454)         84,496      (5,809,835)

     (959,449)        (69,518)     (9,672,375)   (15,452,608)     (183,615)      8,617,399     (27,195,743)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $(1,121,166)                   $(13,081,153)  $(17,931,165)    $(260,071)    $13,877,119    $(32,466,002)
                    $(109,343)
===========================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2002

                                              Dreyfus DIP                     Fidelity      Fidelity VIP
                                                Founders     Equity Growth     VIP II      Equity- Income
                                               Discovery       Division      Contrafund     Division (3)
                                                Division                      Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $            -  $      598,602   $    300,046 $          -

Expenses:
   Mortality and expense risks                      7,829        2,819,533        548,973       13,451
   Separate account rider charges                   1,589           55,072         32,952        1,650
                                            ---------------------------------------------------------------
                                                    9,418        2,874,605        581,925       15,101
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net investment income (loss)                       (9,418)      (2,276,003)      (281,879)     (15,101)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares       (15,326)     (14,482,208)    (1,140,471)      (4,586)
Capital gain distributions                              -                -              -            -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments         (15,326)     (14,482,208)    (1,140,471)      (4,586)

Change in net unrealized appreciation or
   depreciation of investments                   (210,949)     (62,423,911)    (3,739,862)     (73,555)
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets           $(235,693)    $(79,182,122)   $(5,162,212)    $(93,242)
   resulting from operations
                                            ===============================================================

(3) Commenced operations May 18, 2002.

See accompanying notes.

                                                             International
 Fidelity VIP    Government                                    Emerging     International     INVESCO
Growth Division  Securities       Growth      International     Markets       SmallCap      VIF-Dynamics
                  Division       Division       Division       Division       Division        Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
$        59,812  $  8,373,188 $        39,213 $      555,057  $     7,254  $       92,391 $            -


       504,345      2,875,696       1,689,901      1,332,818       62,985         431,430         4,516
        24,194        213,526          27,583         43,105       10,607          23,363           613
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       528,539      3,089,222       1,717,484      1,375,923       73,592         454,793         5,129
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      (468,727)     5,283,966      (1,678,271)      (820,866)     (66,338)       (362,402)       (5,129)



    (5,339,145)       550,473     (21,124,015)    (8,262,501)    (305,102)     (4,043,181)      (32,450)
             -        545,276               -              -            -               -             -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    (5,339,145)     1,095,749     (21,124,015)    (8,262,501)    (305,102)     (4,043,181)      (32,450)

    (9,894,594)    10,603,309     (31,876,676)   (12,240,046)    (487,259)     (1,967,979)     (111,822)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                  $16,983,024    $(54,678,962)  $(21,323,413)   $(858,699)    $(6,373,562)    $(149,401)
  $(15,702,466)
===========================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2002

                                                                INVESCO
                                                INVESCO        VIF-Small       INVESCO      Janus Aspen
                                               VIF-Health   Company Growth VIF-Technology    Aggressive
                                                Sciences       Division       Division    Growth Division
                                               Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                 $      12,167  $            - $            - $
                                                                                                       -

Expenses:
   Mortality and expense risks                      70,545         12,233         16,320         136,238
   Separate account rider charges                   12,000          1,914          2,829          22,025
                                            ---------------------------------------------------------------
                                                    82,545         14,147         19,149         158,263
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net investment income (loss)                       (70,378)       (14,147)       (19,149)       (158,263)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares       (209,680)       (50,771)      (227,517)       (996,833)
Capital gain distributions                               -              -              -               -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments         (209,680)       (50,771)      (227,517)       (996,833)

Change in net unrealized appreciation or
   depreciation of investments                  (1,415,145)      (299,182)      (662,859)     (2,761,018)
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets          $(1,695,203)     $(364,100)     $(909,525)    $(3,916,114)
   resulting from operations
                                            ===============================================================

(3) Commenced operations May 18, 2002.

See accompanying notes.

                                  LargeCap
 LargeCap Blend    LargeCap     Growth Equity    LargeCap    LargeCap Value
  Division (3)      Growth        Division      Stock Index   Division (3)     MicroCap    MidCap Division
                   Division                      Division                      Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $   30,247   $         -     $           -   $      690,074    $   68,962  $        8,463   $ 2,199,548

       42,703           73,608         43,168        692,635        45,214          77,784       2,669,624
        4,503           12,584          7,587         53,046         4,538           4,298          71,776
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       47,206           86,192         50,755        745,681        49,752          82,082       2,741,400
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      (16,959)         (86,192)       (50,755)       (55,607)       19,210         (73,619)       (541,852)

      (12,201)        (643,282)      (205,054)    (2,543,046)      (37,589)       (131,015)     (1,766,139)
            -                -              -              -             -               -       3,510,620
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      (12,201)        (643,282)      (205,054)    (2,543,046)      (37,589)       (131,015)      1,744,481

     (429,296)      (1,667,340)    (1,229,077)   (13,234,086)     (395,301)     (1,142,902)    (25,759,650)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $(458,456)     $(2,396,814)   $(1,484,886)  $(15,832,739)    $(413,680)    $(1,347,536)   $(24,557,021)
===========================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2002

                                                 MidCap                        MidCap
                                                 Growth      MidCap Growth      Value       Money Market
                                                Division    Equity Division   Division        Division
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                                $               $              $                  $2,138,388
                                                         -               -              5

Expenses:
   Mortality and expense risks                     208,414          55,480        126,227      1,757,649
   Separate account rider charges                   13,357          10,413         14,241        203,803
                                            ---------------------------------------------------------------
                                                   221,771          65,893        140,468      1,961,452
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net investment income (loss)                      (221,771)        (65,893)      (140,463)       176,936

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares     (1,183,678)       (386,339)      (101,510)             -
Capital gain distributions                               -               -         16,965              -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Total realized gain (loss) on investments       (1,183,678)       (386,339)       (84,545)

Change in net unrealized appreciation or
   depreciation of investments                  (4,244,450)     (1,390,637)    (1,432,854)             -
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets          $(5,649,899)    $(1,842,869)   $(1,657,862)   $   176,936
   resulting from operations
                                            ===============================================================

See accompanying notes.

                                                                         Templeton
                                                          SmallCap          Growth
   Real Estate     mallCap Division  SmallCap Growth       Value          Securities        Utilities
     Division     S                     Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     $1,032,783     $      24,174   $                   $    184,610       $   20,968       $ 1,114,216
                                                  -


        295,340           342,204           416,895          337,257            7,924           316,166
         27,853            19,305            19,915           32,620                -            19,850
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        323,193           361,509           436,810          369,877            7,924           336,016
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        709,590          (337,335)         (436,810)        (185,267)          13,044           778,200


         32,014        (1,243,067)       (6,181,169)        (156,414)         (35,290)       (2,329,517)
         21,590                 -                 -                -           20,618                 -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         53,604        (1,243,067)       (6,181,169)        (156,414)         (14,672)       (2,329,517)


       (127,053)       (7,851,136)      (15,584,689)      (3,626,861)        (193,807)       (2,601,000)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                      $(9,431,538)     $(22,202,668)     $(3,968,542)       $(195,435)      $(4,152,317)
    $   636,141
===========================================================================================================

                        Principal Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the Years Ended December 31, 2002 and 2001

                                                  AIM V.I. Growth           AIM V.I. Core Equity Division
                                                      Division                           (1)
                                           ------------------------------- --------------------------------
                                                2002           2001             2002            2001
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $    (293,651) $    (348,755)   $    (399,322) $    (552,399)
     Net realized gains (losses) on
       investments                             (6,562,643)    (3,382,268)      (4,379,890)    (1,866,754)
     Change in net unrealized
       appreciation or depreciation of
       investments                             (2,200,917)   (11,713,544)      (2,768,818)   (10,221,553)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets
   resulting from operations                   (9,507,211)   (15,444,567)      (7,548,030)   (12,640,706)
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              3,141,075     11,767,849        8,378,629     20,395,496
   Administration charges                          (6,463)        (9,127)         (14,614)       (10,528)
   Contingent sales charges                       (40,128)       (53,920)         (72,832)       (64,514)
   Contract terminations                       (1,528,972)    (1,771,526)      (2,700,901)    (2,142,073)
   Death benefit payments                        (162,128)       (93,365)        (225,707)      (388,869)
   Flexible withdrawal option payments           (387,082)      (557,242)        (798,578)    (1,003,066)
   Transfer payments to other contracts        (4,727,076)    (5,522,359)      (8,400,299)    (6,888,909)
   Annuity payments                                     -              -                -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from
   principal transactions                      (3,710,774)     3,760,310       (3,834,302)     9,897,537
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                     (12,767,985)   (11,684,257)     (11,382,332)    (2,743,169)

Net assets at beginning of period              29,724,141     41,408,398       44,552,887     47,296,056
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $16,956,156    $29,724,141      $33,170,555    $44,552,887
                                           =============================== ================================

(1) Represented the operations of the AIM V.I. Growth and Income Division until May 18, 2002 name change.
(2) Represented the operations of the AIM V.I. Value Division until May 18, 2002 name change.
(3)  Commenced operations May 19, 2001.
(4)  Commenced operations May 18, 2002.

See accompanying notes.

                                                                                               American
                                     American Century                                         Century VP
       AIM V.I. Premier                VP Income &                  American Century            Value
     Equity Division (2)             Growth Division              VP Ultra Division (3)      Division (4)
------------------------------------------------------------   ---------------------------- ---------------
     2002           2001            2002          2001             2002          2001            2002
------------------------------------------------------------   ---------------------------- ---------------
------------------------------------------------------------                                ---------------
                                                                $    (40,659                 $    (11,633)
 $    (313,140) $    (398,830) $     (65,453) $    (19,340)                   $    (8,085)
                                                                                   (1,651)
    (3,583,818)      (281,213)      (286,509)      (46,515          (121,058)                     (28,192)
                                                                                   57,315
    (9,453,512)    (3,812,271     (2,407,849)      (50,565)         (959,449)                     (69,518)
------------------------------------------------------------   ---------------------------- ---------------
------------------------------------------------------------   ---------------------------- ---------------
                   (4,492,314)    (2,759,811)     (116,420)                        47,579
   (13,350,470)                                                   (1,121,166)                    (109,343)



    12,322,649     16,245,527     12,770,864     6,050,169         4,927,420    2,064,039       2,672,246
        (8,719)       (11,993)        (1,758)         (104)             (939)        (101)           (140)
       (56,189)       (54,345)        (7,556)       (1,172)           (3,346)        (109)           (673)
    (2,095,174)    (1,773,368)      (417,814)     (124,529)          (97,881)      (4,073)        (23,371)
      (124,382)      (195,192)       (35,436)       (9,802)                -            -               -
      (493,217)      (563,208)      (163,510)      (78,873)          (48,044)      (4,519)        (15,310)
    (7,034,946)    (5,159,285)    (2,268,159)     (586,744)         (874,218)     (35,189)       (159,105)
             -              -              -             -                 -            -               -
------------------------------------------------------------   ---------------------------- ---------------
------------------------------------------------------------   ---------------------------- ---------------
                    8,488,136      9,876,631     5,248,945                      2,020,049
     2,510,022                                                     3,902,992                    2,473,647
------------------------------------------------------------   ---------------------------- ---------------
------------------------------------------------------------   ---------------------------- ---------------
   (10,840,448)     3,995,822      7,116,820     5,132,525         2,781,826    2,067,628       2,364,304

    38,150,719     34,154,897      6,447,984     1,315,459         2,067,628            -               -
------------------------------------------------------------   ---------------------------- ---------------
------------------------------------------------------------   ---------------------------- ---------------
   $27,310,271    $38,150,719    $13,564,804    $6,447,984        $4,849,454   $2,067,628      $2,364,304
============================================================   ============================ ===============

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2002 and 2001

                                                  Asset Allocation
                                                      Division                    Balanced Division
                                           ------------------------------- --------------------------------
                                                                           --------------------------------
                                                2002           2001             2002            2001
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)            $ (1,083,838) $     804,984    $    2,447,992 $    3,011,881
     Net realized gains (losses) on                                                               (69,201)
       investments                             (2,324,940)      (531,895)       (4,926,549)
     Change in net unrealized                                                                 (14,903,012)
       appreciation or depreciation of
       investments                             (9,672,375)    (5,140,131)      (15,452,608)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets         (13,081,153)    (4,867,042)      (17,931,165)   (11,960,332)
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             15,341,850     26,359,590        15,422,255     24,854,111
   Administration charges                         (30,872)       (31,148)          (45,045)       (46,239)
   Contingent sales charges                      (131,152)      (146,841)         (196,260)      (230,683)
   Contract terminations                       (5,022,589)    (4,791,949)      (11,270,150)   (19,451,689)
   Death benefit payments                        (463,984)      (698,623)         (915,403)    (1,555,244)
   Flexible withdrawal option payments         (1,801,025)    (1,737,453)       (2,449,677)    (2,808,643)
   Transfer payments to other contracts       (12,685,206)   (11,173,163)      (15,120,111)   (13,354,334)
   Annuity payments                                     -              -                 -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from         (4,792,978)                     (14,574,391)   (12,592,721)
   principal transactions                                      7,780,413
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                     (17,874,131)     2,913,371       (32,505,556)   (24,553,053)

Net assets at beginning of period              92,272,845     89,359,474       131,087,332    155,640,385
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $74,398,715    $92,272,845     $  98,581,776   $131,087,332
                                           =============================== ================================

See accompanying notes.

        Blue Chip Division                    Bond Division                   Capital Value Division
----------------------------------------------------------------------- -----------------------------------
       2002             2001              2002             2001               2002             2001
 ---------------------------------------------------------------------- -----------------------------------
 ---------------------------------------------------------------------- -----------------------------------


    $   (1,002)       $   (1,252)     $    5,175,224   $    6,192,796   $       539,576  $       185,210

       (75,454)          (36,686)             84,496          (37,886)       (5,809,835)        (584,825)

      (183,615)         (136,007)          8,617,399        1,461,875       (27,195,743)     (21,824,046)
 ---------------------------------------------------------------------- -----------------------------------
 ---------------------------------------------------------------------- -----------------------------------
                        (173,945)         13,877,119        7,616,785       (32,466,002)     (22,223,661)
      (260,071)



       324,376           336,924          92,915,609       69,171,733        29,628,338       43,405,293
             -                 -             (54,891)         (36,204)          (95,165)        (111,262)
          (307)             (229)           (303,357)        (176,019)         (287,845)        (320,255)
       (49,614)          (37,281)        (14,209,960)     (10,783,192)      (20,152,500)     (26,400,210)
             -           (13,347)         (1,085,450)      (1,277,849)       (1,075,581)      (1,258,963)
       (11,641)          (11,547)         (5,185,135)      (3,729,388)       (2,921,981)      (3,063,138)
      (122,425)         (126,544)        (26,892,927)     (16,217,904)      (21,164,987)     (19,549,439)
             -                 -                   -                -           (27,230)         (39,201)
 ---------------------------------------------------------------------- -----------------------------------
 ---------------------------------------------------------------------- -----------------------------------
                         147,976          45,183,889       36,951,177       (16,096,951)      (7,337,175)
       140,389
 ---------------------------------------------------------------------- -----------------------------------
 ---------------------------------------------------------------------- -----------------------------------
      (119,682)          (25,969)         59,061,008       44,567,962       (48,562,953)     (29,560,836)

       889,926           915,895         151,715,900      107,147,938       224,262,763      253,823,599
 ---------------------------------------------------------------------- -----------------------------------
 ---------------------------------------------------------------------- -----------------------------------
      $770,244          $889,926        $210,776,908     $151,715,900      $175,699,810     $224,262,763
 ====================================================================== ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2002 and 2001



                                                Dreyfus DIP Founders                Equity Growth
                                               Discovery Division (3)                 Division
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
                                                2002           2001             2002            2001
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)            $      (9,418)   $   (1,072)     $   (2,276,003) $  (3,350,863)
   Net realized gains (losses) on                                                              17,646,281
     investments                                 (15,326)       (8,033)        (14,482,208)
   Change in net unrealized                                                                   (68,635,438)
     appreciation or depreciation of
     investments                                (210,949)       10,520         (62,423,911)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets           (235,693)        1,415         (79,182,122)   (54,340,020)
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             1,474,948       326,846          29,873,196     54,487,434
   Administration charges                           (210)          (32)           (143,434)      (189,728)
   Contingent sales charges                         (413)            -            (394,218)      (480,724)
   Contract terminations                         (12,304)            -         (15,198,811)   (15,660,291)
   Death benefit payments                              -             -          (1,583,658)    (1,896,707)
   Flexible withdrawal option payments            (3,416)       (1,345)         (2,707,304)    (3,515,069)
   Transfer payments to other contracts         (158,464)      (30,347)        (35,873,947)   (31,806,714)
   Annuity payments                                    -             -                   -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from         1,300,141       295,122         (26,028,176)       938,201
   principal transactions
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                      1,064,448       296,537        (105,210,298)   (53,401,819)

Net assets at beginning of period                296,537             -         283,730,910    337,132,729
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $1,360,985      $296,537        $178,520,612   $283,730,910
                                           =============================== ================================

(3) Commenced operations May 19, 2001.
(4) Commenced operations May 18, 2002.

See accompanying notes.

                                Fidelity VIP
                               Equity-Income
       Fidelity VIP II          Division (4)        Fidelity VIP Growth           Government Securities
     Contrafund Division                                 Division                       Division
------------------------------ --------------- ------------------------------ ------------------------------
------------------------------ --------------- ------------------------------ ------------------------------
     2002           2001            2002            2002           2001            2002           2001
------------------------------ --------------- ------------------------------ ------------------------------
------------------------------ --------------- ------------------------------ ------------------------------
 $    (281,879) $    (242,127)  $    (15,101)   $    (468,727) $    (625,663) $    5,283,966 $    5,657,936

    (1,140,471)       161,824         (4,586)      (5,339,145)     1,555,476       1,095,749        439,714

    (3,739,862)    (5,720,862)       (73,555)      (9,894,594)   (11,609,886)     10,603,309      2,548,259
------------------------------ --------------- ------------------------------ ------------------------------
------------------------------ --------------- ------------------------------ ------------------------------
                   (5,801,165)                    (15,702,466)   (10,680,073)     16,983,024      8,645,909
    (5,162,212)                      (93,242)



    16,911,048     15,682,197      4,429,431        9,529,932     17,923,960     178,463,010     86,251,814
       (32,971)       (24,489)          (153)         (12,411)       (18,271)        (85,506)       (51,231)
       (71,372)       (59,999)          (804)         (66,297)       (54,674)       (420,021)      (220,688)
    (2,707,975)    (1,970,009)       (28,152)      (2,502,664)    (1,791,025)    (18,261,751)   (11,798,114)
      (266,439)      (186,448)       (17,135)        (343,631)      (190,773)     (1,432,966)    (1,278,291)
      (518,109)      (591,189)       (11,271)        (601,760)      (715,908)     (6,347,844)    (4,079,100)
    (7,379,607)    (5,734,506)      (140,601)      (8,191,771)    (6,637,155)    (33,558,128)   (18,222,052)
             -              -              -                -              -               -              -
------------------------------ --------------- ------------------------------ ------------------------------
------------------------------ --------------- ------------------------------ ------------------------------
     5,934,575                                     (2,188,602)     8,516,154     118,356,794     50,602,338
                    7,115,557      4,231,315
------------------------------ --------------- ------------------------------ ------------------------------
------------------------------ --------------- ------------------------------ ------------------------------
       772,363      1,314,392      4,138,073      (17,891,068)    (2,163,919)    135,339,818     59,248,247

    42,213,416     40,899,024              -       49,560,589     51,724,508     182,868,369    123,620,122
------------------------------ --------------- ------------------------------ ------------------------------
------------------------------ --------------- ------------------------------ ------------------------------
   $42,985,779    $42,213,416     $4,138,073      $31,669,521    $49,560,589    $318,208,187   $182,868,369
============================== =============== ============================== ==============================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2002 and 2001




                                                  Growth Division              International Division
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
                                                2002           2001             2002            2001
                                           ------------------------------- --------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)                          $   (2,383,605                  $   (1,391,141)
                                            $   (1,678,271)              ) $      (820,866)
     Net realized gains (losses) on                           (10,026,505                      (3,996,231)
       investments                             (21,124,015)              )      (8,262,501)
     Change in net unrealized                                 (59,163,654                     (37,076,812)
       appreciation or depreciation of
       investments                             (31,876,676)              )     (12,240,046)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets          (54,678,962)   (71,573,764)     (21,323,413)   (42,464,184)
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                              14,753,416     43,191,089       28,567,567     36,350,370
   Administration charges                          (38,633)       (56,231)         (23,561)       (26,416)
   Contingent sales charges                       (259,390)      (300,876)        (184,054)      (197,795)
   Contract terminations                       (16,905,205)   (28,231,324)      (9,916,613)   (15,010,912)
   Death benefit payments                         (834,250)      (906,840)        (428,285)    (1,096,569)
   Flexible withdrawal option payments          (2,237,307)    (2,985,768)      (1,402,413)    (1,627,280)
   Transfer payments to other contracts        (22,888,160)   (24,491,398)     (23,343,025)   (20,918,542)
   Annuity payments                                      -              -                -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from         (28,409,529)   (13,781,348)      (6,730,384)    (2,527,144)
   principal transactions
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                      (83,088,491)   (85,355,112)     (28,053,797)   (44,991,328)

Net assets at beginning of period              194,687,489    280,042,601      128,098,975    173,090,303
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $111,598,998   $194,687,489     $100,045,178   $128,098,975
                                           =============================== ================================

(3) Commenced operations May 19, 2001.

See accompanying notes.

  International Emerging Markets          International SmallCap               INVESCO VIF-Dynamics
             Division                            Division                          Division (3)
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      2002             2001               2002             2001               2002             2001
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------


 $      (66,338)   $    (11,848)      $    (362,402)   $    (480,484)      $   (5,129)     $      (914)

       (305,102)        (29,715)         (4,043,181)      (1,995,665)         (32,450)          (1,301)

       (487,259)         21,842          (1,967,979)      (7,790,759)        (111,822)          12,329
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
                        (19,721)         (6,373,562)     (10,266,908)                           10,114
       (858,699)                                                             (149,401)

     10,446,681       2,647,907          15,777,321       15,099,003          426,735          325,791
         (2,204)           (376)            (17,838)         (14,339)             (56)             (15)
         (4,362)           (375)            (56,734)         (51,725)          (1,094)            (451)
       (145,034)        (13,262)         (2,142,940)      (1,699,200)         (39,433)         (14,649)
         (1,693)              -            (124,755)        (168,869)               -                -
        (67,941)         (9,902)           (369,452)        (527,890)          (1,464)          (1,563)
     (5,304,443)       (326,301)        (11,885,022)      (9,054,902)        (165,437)         (31,863)
              -               -                   -                -                -                -
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
                      2,297,691           1,180,580        3,582,078                           277,250
      4,921,004                                                               219,251
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
      4,062,305       2,277,970          (5,192,982)      (6,684,830)          69,850          287,364

      2,468,953         190,983          36,066,061       42,750,891          287,364                -
----------------------------------- ----------------------------------- -----------------------------------
----------------------------------- ----------------------------------- -----------------------------------
   $  6,531,258      $2,468,953         $30,873,079      $36,066,061         $357,214         $287,364
=================================== =================================== ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2002 and 2001


                                                                                  INVESCO VIF-Small
                                                 INVESCO VIF-Health                Company Growth
                                               Sciences Division (3)                Division (3)
                                           ------------------------------- --------------------------------
                                                2002           2001             2002            2001
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)             $    (70,378)  $    (15,360)    $    (14,147)    $   (1,829)
   Net realized gains (losses) on
     investments                                (209,680)        (9,662)         (50,771)          (136)
   Change in net unrealized appreciation
     or depreciation of investments           (1,415,145)        58,790         (299,182)        29,286
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets         (1,695,203)        33,768         (364,100)        27,321
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             6,280,236      3,871,893        1,336,165        550,468
   Administration charges                         (1,510)          (195)             (99)            (6)
   Contingent sales charges                       (6,240)          (366)          (2,368)           (68)
   Contract terminations                        (212,500)       (13,134)         (71,841)        (2,198)
   Death benefit payments                        (39,490)             -                -              -
   Flexible withdrawal option payments           (40,670)        (9,779)          (6,046)          (435)
   Transfer payments to other contracts       (1,580,969)      (212,331)        (214,401)       (28,173)
   Annuity payments                                    -              -                -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from         4,398,857      3,636,088        1,041,410        519,588
   principal transactions
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                      2,703,654      3,669,856          677,310        546,909

Net assets at beginning of period              3,669,856              -          546,909              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $6,373,510     $3,669,856       $1,224,219       $546,909
                                           =============================== ================================

(3) Commenced operations May 19, 2001.
(4) Commenced operations May 18, 2002.

See accompanying notes.

                                                                LargeCap
   INVESCO VIF-Technology         Janus Aspen Aggressive         Blend              LargeCap Growth
        Division (3)                 Growth Division          Division (4)             Division
------------------------------ ----------------------------- --------------- ------------------------------
------------------------------ ----------------------------- --------------- ------------------------------
     2002           2001            2002          2001            2002            2002          2001
------------------------------ ----------------------------- --------------- ------------------------------
------------------------------ ----------------------------- --------------- ------------------------------


 $    (19,149)                                $    (103,288
               $      (3,521)   $    (158,263)             ) $      (16,959)  $    (86,192) $    (55,437)
                                                   (171,091
     (227,517)       (61,158)        (996,833)             )        (12,201)      (643,282)      (94,651)
                                   (2,670,569
     (662,859)        27,256       (2,761,018)             )       (429,296)    (1,667,340)     (942,987)
------------------------------ ----------------------------- --------------- ------------------------------
------------------------------ ----------------------------- --------------- ------------------------------
                     (37,423)      (3,916,114)   (2,944,948)       (458,456)    (2,396,814)   (1,093,075)
     (909,525)



    2,296,732      1,534,786        6,030,231    14,893,570      13,010,576      4,826,680     6,182,943
         (199)           (35)          (3,205)       (1,327)           (487)        (1,190)         (408)
       (2,901)           (54)         (11,199)       (3,739)         (1,718)        (8,195)       (3,221)
     (104,603)        (2,555)        (364,582)     (133,820)        (55,448)      (363,825)     (217,100)
      (11,949)             -          (16,316)      (42,821)              -           (371)            -
       (6,380)        (2,080)         (81,867)      (92,547)        (48,562)       (83,817)      (55,452)
     (926,474)      (470,461)      (3,024,293)   (1,111,056)       (797,500)    (1,619,479)     (503,257)
            -              -                -             -               -              -             -
------------------------------ ----------------------------- --------------- ------------------------------
------------------------------ ----------------------------- --------------- ------------------------------
                   1,059,601        2,528,769    13,508,260                      2,749,803     5,403,505
    1,244,226                                                    12,106,861
------------------------------ ----------------------------- --------------- ------------------------------
------------------------------ ----------------------------- --------------- ------------------------------
      334,701      1,022,178       (1,387,345)   10,563,312      11,648,405        352,989     4,310,430

    1,022,178              -       11,415,293       851,981               -      5,871,966     1,561,536
------------------------------ ----------------------------- --------------- ------------------------------
------------------------------ ----------------------------- --------------- ------------------------------
   $1,356,879     $1,022,178      $10,027,948   $11,415,293     $11,648,405     $6,224,955    $5,871,966
============================== ============================= =============== ==============================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2002 and 2001

                                                  LargeCap Growth                  LargeCap Stock
                                                  Equity Division                  Index Division
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
                                                2002           2001             2002            2001
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $    (50,755)  $    (18,905)   $      (55,607)$      (92,251)
     Net realized gains (losses) on
       investments                              (205,054)       (28,337)       (2,543,046)      (805,483)
     Change in net unrealized
       appreciation or depreciation of
       investments                            (1,229,077)      (226,473)      (13,234,086)    (5,829,384)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets         (1,484,886)      (273,715)      (15,832,739)    (6,727,118)
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             3,629,465      2,882,838        31,404,881     29,850,758
   Administration charges                           (681)          (215)          (20,388)       (18,049)
   Contingent sales charges                       (3,794)        (1,143)          (90,317)       (61,467)
   Contract terminations                        (130,419)       (51,905)       (3,619,103)    (2,340,318)
   Death benefit payments                         (5,914)       (43,957)         (472,685)      (158,384)
   Flexible withdrawal option payments           (52,501)        (9,876)         (816,819)      (818,201)
   Transfer payments to other contracts         (642,758)      (389,730)      (12,159,066)    (7,910,889)
   Annuity payments                                    -              -                 -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from         2,793,398      2,386,012        14,226,503     18,543,450
   principal transactions
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                      1,308,512      2,112,297        (1,606,236)    11,816,332

Net assets at beginning of period              2,452,450        340,153        56,637,309     44,820,977
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $3,760,962     $2,452,450       $55,031,073    $56,637,309
                                           =============================== ================================

(4)  Commenced operations May 18, 2002.

See accompanying notes.

LargeCap Value
 Division (4)
                     MicroCap Division               MidCap Division            MidCap Growth Division
--------------------------------------------- -------------------------------------------------------------
--------------------------------------------- -------------------------------------------------------------
     2002            2002          2001            2002           2001            2002           2001
--------------------------------------------- -------------------------------------------------------------
--------------------------------------------- -------------------------------------------------------------
$       19,210                                                 $
                 $    (73,619) $    (67,100)  $      (541,852)      (939,515) $    (221,771) $    (225,953)
                                                                   6,367,609
       (37,589)      (131,015)      (28,335)       (1,744,481)                   (1,183,678)       (64,006)
                                                                 (17,624,409
      (395,301)    (1,142,902)      130,314       (25,759,650)              )    (4,244,450)    (3,226,545)
--------------------------------------------- -------------------------------------------------------------
--------------------------------------------- -------------------------------------------------------------
                   (1,347,536)       34,879       (24,557,021)   (12,196,315)    (5,649,899)    (3,516,504)
      (413,680)



    12,749,044      2,805,849     2,287,078        43,208,980     50,962,992      5,350,625      9,766,947
          (609)        (2,217)       (1,955)         (152,071)      (127,348)        (6,951)        (8,557)
        (3,077)       (12,711)       (4,175)         (314,421)      (357,019)       (25,805)       (20,861)
      (112,881)      (494,235)     (136,382)      (18,862,302)   (25,502,328)    (1,032,418)      (723,020)
             -         (4,491)       (3,713)       (1,316,002)    (1,152,600)      (194,120)       (19,993)
       (80,571)       (76,976)      (46,648)       (2,314,016)    (2,245,665)      (178,143)      (189,503)
    (1,180,239)    (1,216,601)     (681,551)      (25,034,994)   (19,490,990)    (2,955,675)    (3,434,106)
             -              -             -                 -              -              -              -
--------------------------------------------- -------------------------------------------------------------
--------------------------------------------- -------------------------------------------------------------
                      998,618     1,412,654        (4,784,826)     2,087,042        957,513      5,370,907
    11,371,667
--------------------------------------------- -------------------------------------------------------------
--------------------------------------------- -------------------------------------------------------------
    10,957,987       (348,918)    1,447,533       (29,341,847)   (10,109,273)    (4,692,386)     1,854,403

             -      6,045,808     4,598,275       239,233,927    249,343,200     19,629,853     17,775,450
--------------------------------------------- -------------------------------------------------------------
--------------------------------------------- -------------------------------------------------------------
   $10,957,987     $5,696,890    $6,045,808      $209,892,080   $239,233,927    $14,937,467    $19,629,853
============================================= =============================================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2002 and 2001



                                                   MidCap Growth                    MidCap Value
                                                  Equity Division                     Division
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
                                                2002           2001             2002            2001
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $    (65,893)  $    (36,358)    $    (140,463)   $   (15,762)
     Net realized gains (losses) on
       investments                              (386,339)       (70,972)          (84,545)       103,033
     Change in net unrealized
       appreciation or depreciation of
       investments                            (1,390,637)      (427,044)       (1,432,854)        (6,982)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets         (1,842,869)      (534,374)       (1,657,862)        80,289
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             4,423,572      4,355,817        17,078,556      4,793,207
   Administration charges                         (1,181)          (850)           (1,842)          (113)
   Contingent sales charges                       (3,952)        (2,015)          (12,713)          (741)
   Contract terminations                        (118,844)       (71,407)         (544,299)       (42,914)
   Death benefit payments                              -        (41,971)           (7,893)             -
   Flexible withdrawal option payments           (68,925)       (75,912)         (125,099)       (16,859)
   Transfer payments to other contracts       (1,319,196)      (604,508)       (2,932,228)      (928,428)
   Annuity payments                                    -              -                 -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from         2,911,474      3,559,154        13,454,482      3,804,152
   principal transactions
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                      1,068,605      3,024,780        11,796,620      3,884,441

Net assets at beginning of period              3,989,662        964,882         4,347,094        462,653
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $5,058,267     $3,989,662       $16,143,714     $4,347,094
                                           =============================== ================================

See accompanying notes.

       Money Market Division               Real Estate Division                 SmallCap Division
----------------------------------------------------------------------- -----------------------------------
-----------------------------------------------------------------------
       2002             2001              2002             2001               2002             2001
----------------------------------------------------------------------- -----------------------------------
-----------------------------------------------------------------------


 $       176,936    $    3,080,370    $     709,590    $     340,425      $    (337,335)   $    (317,444)

               -                 -           53,604          101,534         (1,243,067)        (611,688)

               -                 -         (127,053)         301,589         (7,851,136)       1,307,607
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
         176,936                            636,141          743,548         (9,431,538)         378,475
                         3,080,370



     243,677,082       249,637,459       29,659,384        9,246,165         14,076,016       12,128,310
         (41,512)          (41,046)          (9,677)          (3,104)            (9,299)         (10,428)
        (631,403)         (420,487)         (35,049)         (12,429)           (41,053)         (35,047)
     (28,356,420)      (24,562,491)      (1,278,438)        (430,485)        (1,606,783)      (1,197,338)
        (520,141)         (704,127)         (41,983)         (15,174)           (35,185)         (70,290)
      (3,795,995)       (2,814,256)        (598,412)        (246,429)          (419,394)        (366,960
    (203,885,485)     (169,642,727)      (6,246,781)      (3,892,906)        (6,501,182)      (3,912,196)
               -                 -                -                -                  -                -
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       6,446,126                         21,449,044        4,645,638          5,463,120        6,536,051
                        51,452,325
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
       6,623,062        54,532,695       22,085,185        5,389,186         (3,968,418)       6,914,526

     150,639,078        96,106,383       12,775,363        7,386,177         29,826,684       22,912,158
----------------------------------------------------------------------- -----------------------------------
----------------------------------------------------------------------- -----------------------------------
    $157,262,140      $150,639,078      $34,860,548      $12,775,363        $25,858,266      $29,826,684
======================================================================= ===================================

                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the Years Ended December 31, 2002 and 2001

                                                  SmallCap Growth                  SmallCap Value
                                                      Division                        Division
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
                                                2002           2001             2002            2001
                                           ------------------------------- --------------------------------
                                           ----------------------------------------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)           $    (436,810) $    (613,756)   $    (185,267) $     (38,940)
     Net realized gains (losses) on
       investments                             (6,181,169)    (2,781,403)        (156,414)       850,652
     Change in net unrealized
       appreciation or depreciation of
       investments                            (15,584,689)   (17,465,171)      (3,626,861)      (203,371)
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net increase (decrease) in net assets         (22,202,668)   (20,860,330)      (3,968,542)       608,341
   resulting from operations
Changes from principal transactions:
   Purchase payments, less sales charges,
     per payment fees and applicable
     premium taxes                             10,865,423     18,525,458       24,920,511     12,678,083
   Administration charges                          (7,892)       (13,666)         (10,392)        (6,150)
   Contingent sales charges                       (58,629)       (70,256)         (40,565)       (18,639)
   Contract terminations                       (2,237,702)    (2,351,195)      (1,449,663)      (610,683)
   Death benefit payments                        (189,814)      (242,013)         (75,303)       (16,121)
   Flexible withdrawal option payments           (456,625)      (655,839)        (281,412)      (145,022)
   Transfer payments to other contracts        (6,430,692)    (8,439,889)      (7,054,164)    (3,154,847)
   Annuity payments                                     -              -                -              -
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Increase (decrease) in net assets from          1,484,069      6,752,600       16,009,012      8,726,621
   principal transactions
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Total increase (decrease)                     (20,718,599)   (14,107,730)      12,040,470      9,334,962

Net assets at beginning of period              45,886,244     59,993,974       18,725,042      9,390,080
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Net assets at end of period                   $25,167,645    $45,886,244      $30,765,512    $18,725,042
                                           =============================== ================================

See accompanying notes.

         Templeton Growth
        Securities Division                 Utilities Division
-----------------------------------------------------------------------
-----------------------------------------------------------------------
       2002             2001              2002             2001
-----------------------------------------------------------------------
-----------------------------------------------------------------------


    $  13,044         $  10,314       $     778,200    $     402,113

      (14,672)           94,232          (2,329,517)        (434,489)

     (193,807)         (115,514)         (2,601,000)     (10,894,238)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
     (195,435)                           (4,152,317)     (10,926,614)
                        (10,968)



      533,068           281,108           6,289,771       19,206,822
            -                 -              (8,784)         (13,584)
         (631)             (224)            (41,772)         (51,816)
     (101,914)          (36,522)         (1,503,094)      (1,701,101)
            -                 -            (113,986)        (120,009)
      (13,184)          (10,686)           (541,725)        (773,854)
      (83,290)          (47,888)         (6,533,759)      (6,979,046)
            -                 -                   -                -
-----------------------------------------------------------------------
-----------------------------------------------------------------------
      334,049                            (2,453,349)       9,567,412
                        185,788
-----------------------------------------------------------------------
-----------------------------------------------------------------------
      138,614           174,820          (6,605,666)      (1,359,202)

      685,296           510,476          29,566,580       30,925,782
-----------------------------------------------------------------------
-----------------------------------------------------------------------
     $823,910          $685,296         $22,960,914      $29,566,580
=======================================================================

                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)
                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 2002

1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2002, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Fund, Inc.(3)  AIM V.I. Growth Fund
  Asset Allocation Account                  AIM V.I. Core Equity Fund, formerly the
  Balanced Account                            AIM V.I. Growth and Income Fund until
  Blue Chip Account                           May 18, 2002 name change
  Bond Account                              AIM V.I. Premier Equity Fund, formerly
  Capital Value Account                       AIM V.I. Value Fund until May 18, 2002
  Equity Growth Account                       name change
  Government Securities Account             American Century Variable Portfolios Inc.:
  Growth Account                              VP Income & Growth
  International Account                       VP Ultra (2)
  International Emerging Markets Account      VP Value (1)
  International SmallCap Account            Dreyfus Investment Portfolios - Founders
  LargeCap Blend Account (1)                  Discovery Portfolio (2)
  LargeCap Growth Account                   Fidelity Variable Insurance Products Fund II:
  LargeCap Growth Equity Account              Fidelity VIP II Contrafund Portfolio
  LargeCap Stock Index Account              Fidelity Variable Insurance Products Fund:
  LargeCap Value Account (1)                  Fidelity VIP Equity-Income (1)
  MicroCap Account                            Fidelity VIP Growth Portfolio
  MidCap Account                            Franklin Templeton Variable Insurance
  MidCap Growth Account                       Products Series Trust:
  MidCap Growth Equity Account                  Templeton Growth Securities Fund
  MidCap Value Account                     INVESCO Variable Investment Funds:
  Money Market Account                        VIF-Dynamics (2)
  Real Estate Account                         VIF-Health Sciences (2)
  SmallCap Account                            VIF-Small Company Growth (2)
  SmallCap Growth Account                     VIF-Technology (2)
  SmallCap Value Account                    Janus Aspen Aggressive Growth Portfolio
  Utilities Account                           Service Shares

(1) Additional investment option available to contractholders as of May 18, 2002.
(2) Additional investment option available to contractholders as of May 19, 2001.
(3)  Organized by Principal Life Insurance Company.

Investments are stated at the closing net asset values per share on December 31, 2002.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity Contracts; Pension Builder Plus Contracts; Pension Builder Plus - Rollover IRA Contracts; Personal Variable Contracts; Premier Variable Contracts; Principal Freedom Variable Annuity; and The Principal Variable Annuity. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus .03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of .6%. For electing participants, the rider is deducted from the daily unit value.

In addition, during the year ended December 31, 2002, management fees were paid indirectly to Principal Management Corporation, an affiliate of Principal Life Insurance Company, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are based on an annual rate of .35% of the average daily net assets of the Large Cap Stock Index Account and 1.00% of the average daily net assets of the MidCap Growth Equity Account and LargeCap Growth Equity Account.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million:

                         Account                            Fee Range
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

   Bond, Government Securities, Money Market              0.50%   - 0.30%
   Balanced, Utilities                                    0.60    - 0.40
   MidCap                                                 0.65    - 0.45
   Asset Allocation, Equity Growth                        0.80    - 0.60
   SmallCap                                               0.85    - 0.65
   MidCap Growth, Real Estate                             0.90    - 0.70
   MicroCap, SmallCap Growth                              1.00    - 0.80
   SmallCap Value                                         1.10    - 0.90
   International SmallCap                                 1.20    - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by .05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

                         Account                            Fee Range
   ---------------------------------------------------------------------------
   ---------------------------------------------------------------------------

   Blue Chip, Capital Value, Growth                      0.60%   - 0.40%
   Large Cap Blend, Large Cap Value                      0.75    - 0.55
   International                                         0.85    - 0.65
   MidCap Value                                          1.05    - 0.85
   LargeCap Growth                                       1.10    - 0.90
   International Emerging Markets                        1.25    - 1.05

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2002:

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Growth:
      The Principal Variable Annuity                                  $    2,327,685     $    6,510,334
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         813,389            520,016

   AIM V.I. Core Equity:
      The Principal Variable Annuity                                       5,873,640         11,204,025
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,627,577          1,530,816

   AIM V.I. Premier Equity:
      The Principal Variable Annuity                                       9,658,360          9,894,089
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,773,530          1,084,058

   American Century VP Income and Growth:
      Principal Freedom Variable Annuity                                   1,101,533            424,840
      The Principal Variable Annuity                                       8,079,416          1,839,923
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       3,673,809            778,817

   American Century VP Ultra:
      The Principal Variable Annuity                                       3,192,748            607,362
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,744,343            467,396

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   American Century VP Value:
      The Principal Variable Annuity                                  $    1,774,186   $         96,314
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         898,060            113,918

   Asset Allocation:
      Premier Variable                                                           165                528
      The Principal Variable Annuity                                      12,201,040         19,882,235
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       3,140,646          1,335,903

   Balanced:
      Personal Variable                                                      466,708            467,033
      Premier Variable                                                     2,859,580          4,593,796
      The Principal Variable Annuity                                      11,230,423         25,661,875
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       4,650,707            611,113

   Blue Chip:
      Principal Freedom Variable Annuity                                     330,462            191,075

   Bond:
      Personal Variable                                                      549,184            392,999
      Premier Variable                                                     3,428,077          3,048,246
      Principal Freedom Variable Annuity                                   3,827,687          1,040,095
      The Principal Variable Annuity                                      69,816,402         39,556,334
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      22,730,304          5,954,867

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   Capital Value:
      Bankers Flexible Annuity                                      $         43,135    $       889,765
      Pension Builder Plus                                                    66,065            565,203
      Pension Builder - Rollover IRA                                          28,783            190,888
      Personal Variable                                                      533,450          1,471,767
      Premier Variable                                                     3,209,082          7,236,506
      Principal Freedom Variable Annuity                                     439,861            266,797
      The Principal Variable Annuity                                      19,854,486         35,106,458
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       8,317,535          2,322,386

   Dreyfus DIP Founders Discovery:
      The Principal Variable Annuity                                         840,475            122,953
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         634,473             61,272

   Equity Growth:
      Premier Variable                                                        57,983             21,877
      The Principal Variable Annuity                                      23,594,633         56,227,710
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,819,180          2,526,388

   Fidelity VIP II Contrafund:
      The Principal Variable Annuity                                      12,539,839         10,451,500
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       4,671,257          1,106,900

   Fidelity Equity-Income:
      The Principal Variable Annuity                                       3,202,294            152,593
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,227,137             60,624

   Fidelity VIP Growth:
      The Principal Variable Annuity                                       6,983,682         11,105,804
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,606,065          1,141,272

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   Government Securities:
      Pension Builder Plus                                          $         33,031    $       120,464
      Pension Builder - Rollover IRA                                           3,460              8,313
      Personal Variable                                                      746,075            596,102
      Premier Variable                                                     5,086,188          2,650,432
      The Principal Variable Annuity                                     126,183,692         44,957,613
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              55,329,029         14,862,515

   Growth:
      Personal Variable                                                      572,571            633,484
      Premier Variable                                                     3,197,223          8,165,955
      The Principal Variable Annuity                                       8,126,954         34,393,369
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               2,895,882          1,687,622

   International:
      Personal Variable                                                      299,905            410,366
      Premier Variable                                                     1,274,509          3,358,781
      Principal Freedom Variable Annuity                                     316,930            151,082
      The Principal Variable Annuity                                      16,266,005         25,960,742
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              10,965,276          6,792,904

   International Emerging Markets:
      Premier Variable                                                           486                  -
      The Principal Variable Annuity                                       5,266,250          1,935,100
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,187,199          3,664,169

   International SmallCap:
      Premier Variable                                                           409                  -
      The Principal Variable Annuity                                       9,355,661         10,379,221
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,513,641          4,672,312

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   INVESCO VIF-Dynamics:
      The Principal Variable Annuity                                 $       286,056    $       181,832
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 140,680             30,782

   INVESCO VIF-Health Science:
      The Principal Variable Annuity                                       4,378,120          1,603,455
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,914,283            360,469

   INVESCO VIF-Small Company Growth:
      The Principal Variable Annuity                                         883,111            220,236
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 453,055             88,667

   INVESCO VIF-Technology:
      The Principal Variable Annuity                                       1,672,091            956,055
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 624,641            115,600

   Janus Aspen Aggressive Growth:
      The Principal Variable Annuity                                       3,606,862          2,676,162
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               2,423,365            983,559

   LargeCap Blend:
      The Principal Variable Annuity                                       9,800,212            842,247
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               3,240,610            108,673

   LargeCap Growth:
      Principal Freedom Variable Annuity                                     487,113            321,565
      The Principal Variable Annuity                                       2,771,834          1,346,104
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,567,732            495,398

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   LargeCap Growth Equity:
      The Principal Variable Annuity                                  $    2,522,832    $       576,539
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,106,633            310,283

   LargeCap Stock Index:
      Premier Variable                                                        34,482             15,129
      Principal Freedom Variable Annuity                                   2,953,388          1,640,973
      The Principal Variable Annuity                                      19,958,777         13,395,805
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       9,148,306          2,872,150

   LargeCap Value:
      The Principal Variable Annuity                                       9,974,780          1,168,986
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,843,226            258,143

   MicroCap:
      Premier Variabale                                                          575                108
      The Principal Variable Annuity                                       2,048,314          1,769,933
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         765,421            119,270

   MidCap:
      Personal Variable                                                      622,561            901,536
      Premier Variable                                                     3,592,019          7,366,160
      Principal Freedom Variable Annuity                                     523,139            251,315
      The Principal Variable Annuity                                      32,099,396         39,403,600
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      12,082,032          2,812,594

   MidCap Growth:
      Premier Variabale                                                          476                 84
      Principal Freedom Variable Annuity                                     158,390            137,294
      The Principal Variable Annuity                                       3,100,856          4,008,750
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,090,901            468,753

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   MidCap Growth Equity:
      The Principal Variable Annuity                                  $    3,125,256    $       975,195
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,298,316            602,796

   MidCap Value:
      Premier Variable                                                        41,879              1,828
      Principal Freedom Variable Annuity                                   1,165,787            345,528
      The Principal Variable Annuity                                      12,173,873          2,780,241
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       3,713,990            636,948

   Money Market:
      Pension Builder Plus                                                    11,890             43,371
      Pension Builder - Rollover IRA                                             224                261
      Personal Variable                                                    1,075,882          1,024,458
      Premier Variable                                                     7,432,928          8,999,331
      Principal Freedom Variable Annuity                                   8,033,557          6,042,654
      The Principal Variable Annuity                                     167,747,974        166,359,108
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      61,513,016         56,723,226

   Real Estate:
      Premier Variable                                                        75,702             10,374
      The Principal Variable Annuity                                      23,551,872          7,511,862
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       7,086,184          1,011,298

   SmallCap:
      Premier Variable                                                           168                529
      Principal Freedom Variable Annuity                                   1,059,249            520,020
      The Principal Variable Annuity                                       9,721,513          7,508,615
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       3,319,260            945,241

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   SmallCap Growth:
      Premier Variaable                                             $         23,244  $             540
      Principal Freedom Variable Annuity                                     356,990            143,480
      The Principal Variable Annuity                                       7,695,625          8,733,402
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       2,789,567            940,745

   SmallCap Value:
      Premier Variable                                                        26,298              2,594
      The Principal Variable Annuity                                      18,691,170          7,404,335
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,387,654          1,874,448

   Templeton Growth Securities:
      Principal Freedom Variable Annuity                                     574,654            206,943

   Utilities:
      Premier Variable                                                         4,327                560
      The Principal Variable Annuity                                       5,649,476          8,099,677
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,750,183            978,898

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  AIM V.I. Growth:
     The Principal Variable Annuity            450,650        1,292,911        1,281,060        1,121,266
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   157,476          103,273          313,946           25,129

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  AIM V.I. Core Equity:
     The Principal Variable Annuity            796,051        1,547,782        1,784,211        1,218,183
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   356,115          211,475          592,076           60,433

  AIM V.I. Premier Equity:
     The Principal Variable Annuity          1,391,604        1,367,431        1,389,014          863,742
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   399,618          149,824          446,201           28,370

  American Century VP Income and Growth:
     Principal Freedom Variable Annuity        133,152           52,242          106,622           69,105
     The Principal Variable Annuity            986,394          232,719          386,812           18,547
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   448,526           98,507          184,115            3,208

  American Century VP Ultra:
     The Principal Variable Annuity            392,613           76,978          124,742            4,397
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   214,502           59,239          107,322              512

  American Century VP Value:
     The Principal Variable Annuity            202,948           11,065                -                -
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   102,729           13,088                -                -

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  Asset Allocation:
     Premier Variable                              177              608            1,104                -
     The Principal Variable Annuity            699,433        1,107,937        1,094,760          955,630
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   180,040           74,444          296,673           34,640

  Balanced:
     Personal Variable                         251,621         292,453           431,102       1,252,450
     Premier Variable                        1,582,260       2,900,370         3,155,517       7,941,241
     The Principal Variable Annuity            597,222       1,660,752           975,434       1,284,492
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   247,320          39,549           150,116           6,163

  Blue Chip:
     Principal Freedom Variable Annuity         49,373          30,116            42,576          24,178

  Bond:
     Personal Variable                         285,082         227,502           382,030         417,845
     Premier Variable                        1,751,775       1,768,796         2,405,332       3,562,951
     Principal Freedom Variable Annuity        318,311          86,169           200,014          97,995
     The Principal Variable Annuity          4,001,168       2,325,586         3,137,765       1,493,385
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 1,302,671         350,097           908,211         115,093

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  Capital Value:
     Bankers Flexible Annuity                        -          34,847                 -          18,718
     Pension Builder Plus                        2,620         108,092            85,230          65,142
     Pension Builder - Rollover                  3,091          35,839             8,877           5,950
     Personal Variable                         214,089         647,157           489,635       1,340,185
     Premier Variable                        1,129,392       3,134,635         2,803,685       6,773,580
     Principal Freedom Variable Annuity         53,849          33,599            40,752          38,759
     The Principal Variable Annuity            974,682       1,816,212         1,397,442       1,377,529
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   408,318         120,147           285,090          36,546

  Dreyfus DIP Founders Discovery:
     The Principal Variable Annuity            129,255          17,087            24,188           2,648
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                    97,573           8,515            13,915           1,806

  Equity Growth:
     Premier Variable                           65,036          24,572               511               -
     The Principal Variable Annuity            984,343       2,356,674         1,572,476       1,831,227
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   284,490         105,889           292,505          21,963

  Fidelity VIP II Contrafund:
     The Principal Variable Annuity          1,417,094       1,165,210         1,229,555         874,464
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   527,886         123,405           473,432          68,792

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  Fidelity VIP Equity-Income:
     The Principal Variable Annuity            392,209          18,092                 -               -
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   150,297           7,188                 -               -

  Fidelity VIP Growth:
     The Principal Variable Annuity            960,906       1,571,530         1,485,093       1,036,766
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   358,576         161,496           447,706          20,921

  Government Securities:
     Pension Builder Plus                          472          42,001            26,012          53,855
     Pension Builder - Rollover IRA                  -           2,705             2,205             443
     Personal Variable                         327,960         313,459           425,315         691,305
     Premier Variable                        2,397,856       1,375,930         2,373,538       2,722,763
     The Principal Variable Annuity          7,207,006       2,553,992         3,895,389       1,688,116
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 3,160,128         844,323         1,265,585         194,405

  Growth:
     Personal Variable                         422,806         461,139           774,718       1,341,433
     Premier Variable                        2,282,355       5,523,939         5,327,841      11,428,949
     The Principal Variable Annuity            592,034       2,529,680         1,524,382       1,817,279
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   210,960         124,127           275,260          19,987

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  International:
     Personal Variable                         226,081         304,176           431,016         757,375
     Premier Variable                          940,361       2,522,426         2,573,847       6,170,149
     Principal Freedom Variable Annuity         42,289          19,922            18,950          25,706
     The Principal Variable Annuity          1,334,537       2,074,309         1,693,799       1,771,267
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   899,641         542,765           426,690          36,536

  International Emerging Markets:
     Premier Variable                              543               -                 -               -
     The Principal Variable Annuity            572,129         218,641           175,302          31,947
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   563,541         414,003           108,799           7,227

  International SmallCap:
     Premier Variable                              540               -                 -               -
     The Principal Variable Annuity            886,632         960,686           927,850         901,540
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   617,296         432,463           259,950          19,460

  INVESCO VIF-Dynamics:
     The Principal Variable Annuity             42,827          28,373            34,537           3,810
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                    21,062           4,803             7,689           2,412

  INVESCO VIF-Health Science:
     The Principal Variable Annuity            505,616         189,872           274,251          22,250
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   221,075          42,685           123,121           2,162

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  INVESCO VIF-Small Company Growth:
       The Principal Variable Annuity          131,333          35,436            46,383           1,360
       The Principal Variable Annuity
         With Purchase Payment Credit
         Rider                                  67,376          14,266            22,201           2,367

  INVESCO VIF-Technology:
     The Principal Variable Annuity            307,217          178,237          174,986           74,815
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   114,766           21,551           46,219            1,641

  Janus Aspen Aggressive Growth:
     The Principal Variable Annuity            778,524          590,146        1,547,921          170,075
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   523,072          216,894          645,648           59,556

  LargeCap Blend:
     The Principal Variable Annuity          1,144,371           97,709                -                -
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   378,406           12,607                -                -

  LargeCap Growth:
     Principal Freedom Variable Annuity         65,047           44,108           27,268           24,770
     The Principal Variable Annuity            472,437          239,592          448,279           37,708
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   267,207           88,175          275,491           32,629

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  LargeCap Growth Equity:
     The Principal Variable Annuity            452,792          106,255          254,913           54,868
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   198,616           57,185          148,210           16,638

  LargeCap Stock Index:
     Premier Variable                           44,264           16,509           83,407           31,275
     Principal Freedom Variable Annuity        373,982          213,128          153,854          109,860
     The Principal Variable Annuity          2,645,069        1,826,840        2,481,079        1,132,920
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 1,212,394          391,687          753,959           59,601

  LargeCap Value:
     The Principal Variable Annuity          1,157,007          138,906                -                -
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   329,795           30,674                -                -

  MicroCap:
     Premier Variable                              716              136                -                -
     The Principal Variable Annuity            243,268          216,946          217,421          101,505
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                    90,905           14,619           50,253            5,049

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  MidCap:
     Personal Variable                         235,969          392,570          460,105          841,891
     Premier Variable                        1,334,981        3,168,504        2,941,307        6,807,846
     Principal Freedom Variable Annuity         43,395           22,298           28,379            6,433
     The Principal Variable Annuity          1,291,229        1,733,622        1,513,588        1,328,248
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   486,011          123,744          352,115           24,809

  MidCap Growth:
     Premier Variable                              732              159                -                -
     Principal Freedom Variable Annuity         18,372           16,139           75,907           43,331
     The Principal Variable Annuity            401,230          514,628          719,282          390,942
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   270,549           60,177          224,984           39,907

  MidCap Growth Equity:
     The Principal Variable Annuity            572,517          180,691          336,229           90,181
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   237,839          111,690          248,160           18,769

  MidCap Value:
     Premier Variable                           41,236            1,953              992                -
     Principal Freedom Variable Annuity         83,966           25,456           69,035           36,745
     The Principal Variable Annuity          1,326,059          305,387          316,251           54,753
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   404,553           69,964          101,115            2,405

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  Money Market:
     Pension Builder Plus                            -           15,040           23,506            7,883
     Pension Builder - Rollover IRA                  -               44            1,945               34
     Personal Variable                         718,311          694,825        1,504,088        1,616,962
     Premier Variable                        4,884,967        6,023,337       11,485,303       12,465,802
     Principal Freedom Variable Annuity        716,580          539,327          240,127          187,180
     The Principal Variable Annuity         10,035,799        9,944,024       10,249,767        8,177,038
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                 7,168,381        6,792,273        7,153,173        5,229,549

  Real Estate:
     Premier Variable                           68,767            9,373            4,135                -
     The Principal Variable Annuity          1,760,670          567,550          630,468          379,539
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   529,742           76,407          177,430           29,256

  SmallCap:
     Premier Variable                              353              890            1,432                -
     Principal Freedom Variable Annuity         95,765           47,255           16,462            7,865
     The Principal Variable Annuity          1,167,677          885,447          996,080          548,931
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   398,685          111,467          243,197           32,766

  SmallCap Growth:
     Premier Variable                           33,955            1,141                -                -
     Principal Freedom Variable Annuity         47,056           19,660           12,865           11,584
     The Principal Variable Annuity            950,879        1,094,881        1,146,337          915,253
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   344,682          117,939          291,458           22,748

                                                      2002                             2001
                                        --------------------------------- --------------------------------
                                        --------------------------------- --------------------------------
  Division                                 Purchased        Redeemed          Purchased      Redeemed
  ----------------------------------------------------------------------- --------------------------------

  SmallCap Value:
     Premier Variable                           25,857            2,828           13,489              294
     The Principal Variable Annuity          1,426,853          575,240          761,115          304,328
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   487,623          145,625          246,756           20,122

  Templeton Growth Securities:
     Principal Freedom Variable Annuity         46,311           18,329           23,238            8,033

  Utilities:
     Premier Variable                            5,863              791                -                -
     The Principal Variable Annuity            547,952          909,833        1,228,991          788,487
     The Principal Variable Annuity
       With Purchase Payment Credit
       Rider                                   169,753          109,959          383,379           52,442

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2002 and 2001 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which was effective January 1, 2001. Information for years prior to 2001 is not required to be presented. The following table was developed by determining which products offered by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                                                             Expenses               Total
                                    Unit Fair                Investment      Ratio (2)            Return (3)
                          Units    Value Lowest   et Assets    Income        Lowest to            Lowest to
         Division        (000's)    to Highest   N (000s)    Ratio (1)        Highest              Highest
   -----------------------------------------------------------------------------------------------------------------
   -------------------------------                          --------------------------------------------------------

   AIM V.I. Growth:
      2002                 3,963  $4.23 to $4.28  $  16,956       -%      1.25% to 1.75%     (32.24)% to (31.83)%
      2001                 4,751   6.24 to 6.28      29,724      0.22      1.25 to 1.75       (34.68) to (35.14)
   AIM V.I. Core Equity:
        2002               5,123   6.41 to 6.49      33,171      0.31      1.25 to 1.75       (17.13) to (16.63)
        2001               5,730   7.73 to 7.78      44,553      0.05      1.25 to 1.75       (24.29) to (23.79)
   AIM V.I. Premier
      Equity:
        2002               4,724   5.72 to 5.79      27,310      0.34      1.25 to 1.75       (31.54) to (31.13)
        2001               4,451   8.35 to 8.41      38,150      0.14      1.25 to 1.75       (14.18) to (13.67)
   American Century VP
      Income and Growth:
        2002               1,905   7.07 to 7.15      13,565      0.72      0.85 to 1.75       (20.85) to (20.05)
        2001                 720   8.93 to 8.96       6,448      0.29      0.85 to 1.75       (20.46) to (9.17)
   American Century VP
      Ultra:
        2002                 698   6.89 to 6.96       4,849      0.24      1.25 to 1.75       (24.13) to (23.67)
        2001 (5)             227   9.08 to 9.12       2,068      -         1.25 to 1.75       (18.22) to (17.57)
   American Century VP
      Value:
        2002 (4)             282   8.38 to 8.41       2,364      -         1.25 to 1.75       (25.65) to (26.19)
   Asset Allocation:
      2002                 4,620  0.86 to 16.12      74,399      -         0.42 to 1.75       (14.54) to (12.78)
      2001                 4,923  0.99 to 18.75      92,273      2.18      0.42 to 1.75        (5.67) to (2.40)
   Balanced:
      2002                14,617  1.43 to 13.90      98,582      3.17      0.42 to 1.75       (14.78) to (13.55)
      2001                16,832  1.66 to 16.21     131,087      3.40      0.42 to 1.75        (8.67) to (7.26)

                                                                             Expenses              Total
                                    Unit Fair                Investment      Ratio (2)           Return (3)
                          Units    Value Lowest   et Assets    Income        Lowest to           Lowest to
         Division        (000's)    to Highest   N (000s)    Ratio (1)        Highest             Highest
   ---------------------------------------------------------------------------------------------------------------
   -------------------------------                          ------------------------------------------------------

   Blue Chip:

      2002                   139      $5.56      $      770      0.73%         0.85%              (25.48)%
      2001                   119       7.46             890      0.70          0.85               (17.81)
   Bond:
      2002                17,899  1.78 to 16.89     210,777      4.09      0.42 to 1.75        (7.26) to 8.80
      2001                14,998  1.64 to 15.65     151,716      6.02      0.42 to 1.75         6.14 to 7.74
   Capital Value:
      2002                21,252  2.01 to 23.99     175,700       .78      0.42 to 1.75      (15.25) to (14.02)
      2001                24,351  2.34 to 27.92     224,263      1.21      0.42 to 1.75       (9.74) to (8.49)
   Dreyfus DIP Founders
      Discovery:
        2002                 235   5.76 to 5.82       1,361      -         1.25 to 1.75      (34.46) to (34.06)
        2001 (5)              34   8.79 to 8.82         297      -         1.25 to 1.75      (24.13) to (23.55)
   Equity Growth:
      2002                 8,938  0.68 to 20.08     178,521      0.27      0.42 to 1.75      (29.04) to (28.02)
      2001                10,091  0.95 to 28.12     283,731      0.11      0.42 to 1.75      (16.42) to (12.00)
   Fidelity VIP II
      Contrafund:
        2002               5,347   7.95 to 8.05      42,986      0.68      1.25 to 1.75      (11.09) to (10.55)
        2001               4,691   8.95 to 9.01      42,213      0.67      1.25 to 1.75      (13.94) to (13.50)
   Fidelity VIP
      Equity-Income:
        2002 (4)             517   7.98 to 8.01       4,138      -         1.25 to 1.75      (33.33) to (32.81)
   Fidelity VIP Growth:
      2002                 5,325   5.88 to 5.96      31,670      0.15      1.25 to 1.75      (31.48) to (31.07)
      2001                 5,739   8.58 to 8.64      49,561      -         1.25 to 1.75      (19.29) to (18.72)
   Government
      Securities:
        2002              26,265  1.93 to 17.26     318,208      3.45      0.42 to 1.75         7.18 to 8.34
        2001              18,304  1.78 to 16.07     182,868      4.93      0.42 to 1.75         5.63 to 7.06
   Growth:
      2002                22,176  1.15 to 11.39     111,599      0.02      0.42 to 1.75      (30.37) to (29.37)
      2001                27,307  1.63 to 16.26     194,687      -         0.42 to 1.75      (26.89) to (25.91)
   International:
      2002                14,934  1.18 to 11.21     100,045      0.49      0.42 to 1.75      (17.61) to (16.42)
      2001                16,955  1.41 to 13.53     128,099      0.15      0.42 to 1.75      (25.66) to (24.21)

                                                                             Expenses              Total
                                    Unit Fair                Investment      Ratio (2)           Return (3)
                          Units    Value Lowest  Net Assets    Income        Lowest to           Lowest to
         Division        (000's)    to Highest     (000s)    Ratio (1)        Highest             Highest
   ---------------------------------------------------------------------------------------------------------------
   -------------------------------                          ------------------------------------------------------

   International
      Emerging Markets:
        2002                 768  $0.88 to $8.55 $    6,532      0.14%    0.42% to 1.75%     (9.32)% to (2.56)%
        2001                 264   9.31 to 9.37       2,469      0.50      1.25 to 1.75       (5.96) to (5.44)
   International
      SmallCap:
        2002               3,225   0.75 to 9.59      30,873      0.27%     0.42 to 1.75      (17.74) to (17.17)
        2001               3,113  11.52 to 11.59     36,066      -         1.25 to 1.75      (23.25) to (22.83)
   INVESCO VIF-Dynamics:
        2002                  67   5.32 to 5.37         357      -         1.25 to 1.75      (33.15) to (32.75)
        2001 (5)              36   7.96 to 7.99         287      -         1.25 to 1.75      (40.85) to (40.42)
   INVESCO VIF-Health
      Science:
        2002                 867   7.30 to 7.38       6,374      0.21      1.25 to 1.75      (25.59) to (25.14)
        2001 (5)             373   9.82 to 9.85       3,670      -         1.25 to 1.75       (6.55) to (6.01)
   INVESCO VIF-Small
      Company Growth:
        2002                 214   5.69 to 5.74       1,224      -         1.25 to 1.75      (32.38) to (31.97)
        2001 (5)              65   8.41 to 8.44         547      -         1.25 to 1.75      (31.46) to (31.05)
   INVESCO
      VIF-Technology:
        2002                 367   3.68 to 3.71       1,357      -         1.25 to 1.75      (47.82) to (47.51)
        2001 (5)             145   7.04 to 7.07       1,022      -         1.25 to 1.75      (58.05) to (55.94)
   Janus Aspen
      Aggressive Growth:
        2002               2,550   3.90 to 3.95      10,028      -         1.25 to 1.75      (29.44) to (29.01)
        2001               2,055   5.53 to 5.57      11,415      -         1.25 to 1.75      (40.67) to (40.35)
   LargeCap Blend:
      2002 (4)             1,412   8.22 to 8.25      11,648      0.87      1.25 to 1.75      (28.74) to (28.21)
   LargeCap Growth:
      2002                 1,234   4.91 to 6.05       6,225      -         0.85 to 1.75      (31.15) to (30.46)
      2001                   801   7.13 to 8.71       5,872      -         0.85 to 1.75      (25.65) to (24.88)

                                                                             Expenses               Total
                                    Unit Fair                Investment      Ratio (2)            Return (3)
                          Units    Value Lowest  Net Assets    Income        Lowest to            Lowest to
         Division        (000's)    to Highest     (000s)    Ratio (1)        Highest              Highest
   -----------------------------------------------------------------------------------------------------------------
   -------------------------------                          --------------------------------------------------------

   LargeCap Growth
      Equity:
        2002                 855  $4.36 to $4.42 $    3,761      -        1.25% to 1.75%     (34.50)% to (34.10)%
        2001                 367   6.66 to 6.71       2,452      -         1.25 to 1.75       (31.41) to (30.93)
   LargeCap Stock Index:
        2002               8,549   0.73 to 6.59      55,031      1.21      0.42 to 1.75       (23.86) to (22.77)
        2001               6,721   0.94 to 8.58      56,637      1.06      0.42 to 1.75       (14.40) to (12.85)
   LargeCap Value
      2002 (4)             1,317   8.29 to 8.33      10,958      1.89      1.25 to 1.75       (27.94) to (27.41)
   MicroCap:
      2002                   789   0.80 to 7.24       5,697      0.13      0.42 to 1.75       (18.42) to (4.26)
      2001                   685   8.77 to 8.82       6,046      -         1.25 to 1.75          0.00 to 0.62
   MidCap:
      2002                17,766  2.13 to 20.70     209,892      0.96      0.42 to 1.75       (10.42) to (9.13)
      2001                19,815  2.35 to 22.98     239,234      0.76      0.42 to 1.75        (5.51) to (4.02)
   MidCap Growth:
      2002                 2,226   0.68 to 7.28      14,937      -         0.42 to 1.75       (39.86) to (26.89)
      2001                 2,126   9.16 to 9.96      19,630      -         0.85 to 1.75       (18.43) to (17.65)
   MidCap Growth Equity:
        2002               1,093   4.59 to 4.65       5,058      -         1.25 to 1.75       (33.62) to (33.22)
        2001                 575   6.91 to 6.96       3,990      -         1.25 to 1.75       (28.84) to (28.32)
   MidCap Value:
      2002                 1,878  0.89 to 12.55      16,144      0.73      0.42 to 1.75       (11.61) to (10.72)
      2001                   425  0.99 to 14.06       4,347      0.21      0.42 to 1.75       (10.14) to (2.40)
   Money Market:
      2002                20,955  1.46 to 13.27     157,262      1.40      0.42 to 1.75         (0.09) to 0.99
      2001                21,440  1.45 to 13.25     150,639      3.67      0.42 to 1.75          2.02 to 3.57
   Real Estate:
      2002                 2,762  1.09 to 12.93      34,861      4.15      0.42 to 1.75          5.75 to 7.27
      2001                 1,056  1.02 to 12.16      12,775      4.80      0.42 to 1.75          4.80 to 7.38
   SmallCap:
      2002                 3,608   0.68 to 8.84      25,858      0.09      0.42 to 1.75       (28.66) to (27.63)
      2001                 2,990  0.93 to 12.27      29,827      -         0.42 to 1.75        (16.80) to 1.67

                                                                             Expenses               Total
                                    Unit Fair                Investment      Ratio (2)            Return (3)
                          Units    Value Lowest   et Assets    Income        Lowest to            Lowest to
         Division        (000's)    to Highest   N (000s)    Ratio (1)        Highest              Highest
   -----------------------------------------------------------------------------------------------------------------
   -------------------------------                          --------------------------------------------------------

   SmallCap Growth:
      2002                 4,236  $0.43 to $6.00  $  25,168        -      0.42% to 1.75%     (46.85)% to (44.13)%
      2001                 4,093  9.88 to 11.23      45,886        -       0.85 to 1.75       (33.27) to (32.57)
   SmallCap Value:
      2002                 2,672  0.88 to 11.69      30,766      0.66      0.42 to 1.75       (10.54) to (9.25)
      2001                 1,455  0.96 to 12.99      18,725      0.99      0.42 to 1.75         (9.60) to 4.95
   Templeton Growth
      Securities:
        2002                  85       9.65             824      2.44          0.85                (19.18)
        2001                  57      11.94             685      1.88          0.85                 (1.31)
   Utilities:
      2002                 2,743   0.70 to 8.40      22,961      4.42      0.42 to 1.75       (14.21) to (3.82)
      2001                 3,040   9.67 to 9.73      29,567      2.52      1.25 to 1.75       (29.00) to (28.60)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Commencement of operations, May 18, 2002. Investment income ratio and expense ratio have been annualized.
(5) Commencement of operations, May 19, 2001. Investment income ratio and expense ratio have been annualized.

                         Report of Independent Auditors

The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly owned subsidiary of Principal Financial Group, Inc.), as of December 31, 2002 and 2001, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities and goodwill and other intangible assets in response to new accounting standards that became effective January 1, 2001 and 2002, respectively.

/s/ Ernst & Young

Des Moines, Iowa
January 31, 2003

                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position

                                                     December 31,
                                                2002              2001
                                         --------------------------------------
                                                     (in millions,
                                                 except per share data)
Assets
Fixed maturities, available-for-sale...        $32,752.6          $29,007.4
Fixed maturities, trading..............            101.7               17.8
Equity securities, available-for-sale..            348.1              802.3
Mortgage loans.........................         10,829.4           10,884.6
Real estate............................            974.1              950.5
Policy loans...........................            818.5              831.9
Other investments......................          1,067.5              600.8
                                         --------------------------------------
   Total investments...................         46,891.9           43,095.3

Cash and cash equivalents..............          1,168.5            1,077.7
Accrued investment income..............            632.5              593.5
Premiums due and other receivables.....            431.8              468.3
Deferred policy acquisition costs......          1,374.4            1,322.3
Property and equipment.................            472.8              480.6
Goodwill...............................             75.7               70.3
Other intangibles......................             11.1               13.0
Mortgage loan servicing rights.........          1,517.9            1,778.5
Separate account assets................         33,105.9           34,028.9
Other assets...........................          1,413.1              642.2
                                         --------------------------------------
                                         --------------------------------------
   Total assets........................        $87,095.6          $83,570.6
                                         ======================================
                                         ======================================

Liabilities
Contractholder funds...................        $26,297.3          $24,664.6
Future policy benefits and claims......         13,634.9           13,011.7
Other policyholder funds...............            635.5              576.6
Short-term debt........................          1,243.9            1,378.4
Long-term debt.........................            578.7              617.6
Income taxes currently payable.........            197.3                -
Deferred income taxes..................          1,104.7              782.7
Separate account liabilities...........         33,105.9           34,028.9
Other liabilities......................          4,559.5            3,167.9
                                         --------------------------------------
                                         --------------------------------------
   Total liabilities...................         81,357.7           78,228.4

Stockholder's equity
Common stock, par value $1 per share
   - 5.0 million shares authorized, 2.5
   million shares issued and outstanding
   (wholly owned indirectly by
   Principal Financial Group, Inc.).........       2.5                2.5
Additional paid-in capital..................   5,015.0            5,004.6
Retained-earnings deficit...................     (64.7)             (26.6)
Accumulated other comprehensive income......     785.1              368.4
Treasury stock, at cost (363.7 thousand
   shares of Principal Financial
   Group, Inc. common stock)................       -                 (6.7)
                                            ---------------------------------
   Total stockholder's equity...............   5,737.9            5,342.2
                                            ---------------------------------
                                            ---------------------------------
   Total liabilities and stockholder's
     equity                                  $87,095.6          $83,570.6
                                            =================================
See accompanying notes.

                        Principal Life Insurance Company
                      Consolidated Statements of Operations

                                                               For the year ended December 31,
                                                         2002               2001               2000
                                                   ------------------ ------------------ ------------------
                                                                        (in millions)
Revenues
Premiums and other considerations...............       $ 3,720.0          $ 3,795.7          $ 3,929.3
Fees and other revenues.........................         1,871.6            1,502.3            1,214.5
Net investment income...........................         3,069.8            3,211.4            3,116.6
Net realized/unrealized capital gains (losses)..          (395.2)            (492.7)             151.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total revenues................................         8,266.2            8,016.7            8,412.2

Expenses
Benefits, claims, and settlement expenses.......         4,958.9            5,092.4            5,147.1
Dividends to policyholders......................           316.6              313.7              312.7
Operating expenses..............................         2,413.8            2,140.4            2,062.0
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
  Total expenses................................         7,689.3            7,546.5            7,521.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------

Income before income taxes and cumulative
   effect of accounting changes.................           576.9              470.2              890.4

Income taxes....................................            20.2               92.4              248.8
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Income before cumulative effect of accounting              556.7              377.8              641.6
   changes......................................

Cumulative effect of accounting changes, net
   of related income taxes......................            (4.6)             (10.7)               -
                                                   ------------------ ------------------ ------------------
                                                   ------------------ ------------------ ------------------
Net income......................................       $   552.1          $   367.1          $   641.6
                                                   ================== ================== ==================

                        Principal Life Insurance Company
                 Consolidated Statements of Stockholder's Equity

                                                                 Accumulated
                                        Additional  Retained        other                   Total
                               Common     paid-in    earnings   comprehensive  Treasury  stockholder's
                                stock     capital   (deficit)   income (loss)   stock       equity
                               -------------------------------- -------------- --------- -------------
                               (in millions)

Balances at January 1, 2000...   $2.5     $    -     $5,110.6        $(162.1)      $ -      $4,951.0
Reclassification of retained
   earnings to additional
   paid-in capital............    -           21.0      (21.0)           -           -           -
Dividends to parent...........    -            -       (542.6)           -           -        (542.6)
Comprehensive income:
   Net income.................    -            -        641.6            -           -         641.6
   Net unrealized gains.......    -            -          -            344.6         -         344.6
   Provision for deferred
     income
     taxes....................    -            -          -           (121.4)        -        (121.4)
   Foreign currency
     translation adjustment...    -            -          -             27.0         -          27.0
                                                                                         -------------
                                                                                         -------------
Comprehensive income..........                                                                 891.8
                               -------------------------------- -------------- --------- -------------
                               -------------------------------- -------------- --------- -------------
Balances at December 31, 2000.    2.5         21.0    5,188.6           88.1         -       5,300.2
Contributions and
   distributions in
   connection with Principal
   Mutual Holding Company's
   demutualization transaction    -        4,976.9   (4,937.3)           -           -          39.6
Principal Financial Group,                                                              )
   Inc. shares held in rabbi
   trusts.....................    -            6.7        -              -          (6.7         -
 Dividends to parent..........    -            -       (645.0)           9.8         -        (635.2)
Comprehensive income:
   Net income before
     Principal Mutual Holding
     Company's demutualization    -            -        393.7            -           -         393.7
   Net loss after Principal
     Mutual Holding Company's
     demutualization..........    -            -        (26.6)           -           -         (26.6)
                                                    -----------                          -------------
                                                    -----------                          -------------
   Net income for the year....    -            -        367.1            -           -         367.1
   Net unrealized gains.......    -            -          -            405.2         -         405.2
   Provision for deferred
     income taxes.............    -            -          -           (144.4)        -        (144.4)
   Foreign currency
     translation adjustment...    -            -          -             23.9         -          23.9
   Cumulative effect of
     accounting change, net
     of related income taxes..    -            -          -            (14.2)        -         (14.2)
                                                                                         -------------
                                                                                         -------------
Comprehensive income..........                                                                 637.6
                               -------------------------------- -------------- --------- -------------
Balances at December 31, 2001.    2.5      5,004.6      (26.6)         368.4        (6.7)    5,342.2
Stock-based compensation......    -            9.1        -              -           -           9.1
Principal Financial Group,
   Inc. shares sold by rabbi
   trusts.....................    -            1.3        -              -           6.7         8.0
Dividends to parent...........    -            -       (590.2)           -           -        (590.2)
Comprehensive income:
   Net income.................    -            -        552.1            -           -         552.1
   Net unrealized gains.......    -            -          -            640.8         -         640.8
   Provision for deferred
     income taxes.............    -            -          -           (226.1)        -        (226.1)
   Foreign currency
     translation adjustment...    -            -          -              2.0         -           2.0
                                                                                         -------------
                                                                                         -------------
Comprehensive income..........                                                                 968.8
                               -------------------------------- -------------- --------- -------------
Balances at December 31, 2002.   $2.5     $5,015.0   $  (64.7)       $ 785.1       $ -      $5,737.9
                               ================================ ============== ========= =============

See accompanying notes.

                        Principal Life Insurance Company
                      Consolidated Statements of Cash Flows

                                                                 For the year ended December 31,
                                                             2002             2001              2000
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Operating activities
Net income............................................   $     552.1       $     367.1      $     641.6
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Cumulative effect of accounting changes,
       net of related income taxes....................           4.6              10.7              -
     Amortization of deferred policy
       acquisition costs..............................         141.1             157.6            238.6
     Additions to deferred policy acquisition costs...        (314.8)           (249.0)          (263.6)
     Accrued investment income........................         (39.0)            (66.8)           (59.0)
     Premiums due and other receivables...............          31.8             (79.7)           (51.9)
     Contractholder and policyholder liabilities
       and dividends..................................       2,082.8           1,805.5          1,456.5
     Current and deferred income taxes................         342.1              62.2            127.9
     Net realized/unrealized capital (gains) losses...         395.2             492.7           (151.8)
     Depreciation and amortization expense............          91.4              96.0             98.1
     Amortization of mortgage servicing rights........         364.9             212.9            157.8
     Stock-based compensation.........................           9.1               -                -
     Mortgage servicing rights valuation adjustments..         926.7             101.8             54.8
     Other............................................         470.6             799.5            468.5
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net adjustments.......................................       4,506.5           3,343.4          2,075.9
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash provided by operating activities.............       5,058.6           3,710.5          2,717.5

Investing activities Available-for-sale securities:
   Purchases..........................................     (15,001.2)        (12,078.9)       (12,932.5)
   Sales..............................................       8,113.0           6,427.7          7,312.8
   Maturities.........................................       3,629.2           2,501.2          2,665.3
Net cash flows from trading securities................         (82.4)            (17.0)             -
Mortgage loans acquired or originated.................     (50,131.5)        (40,430.2)       (10,471.3)
Mortgage loans sold or repaid.........................      50,028.3          40,895.8         12,026.8
Purchase of mortgage servicing rights.................        (931.7)           (968.4)          (235.9)
Proceeds from sale of mortgage servicing rights.......           8.6              31.5             53.0
Real estate acquired..................................        (265.4)           (290.0)          (324.3)
Real estate sold......................................         255.5             803.8            795.8
Net change in property and equipment..................         (57.8)            (86.6)           (71.5)
Net proceeds (disbursements) from sales of
   subsidiaries.......................................           1.4             (14.8)             -
Purchases of interest in subsidiaries, net
   of            cash acquired........................          (6.5)             (8.4)             -
Net change in other investments.......................         439.9            (217.5)          (125.4)
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in investing activities.................      (4,000.6)         (3,451.8)        (1,307.2)

                        Principal Life Insurance Company
                Consolidated Statements of Cash Flows (continued)

                                                                 For the year ended December 31,
                                                             2002             2001              2000
                                                       ----------------- ---------------- -----------------
                                                                          (in millions)
Financing activities
Payments to eligible policyholders under Principal
   Mutual Holding Company's plan of conversion.......      $     -          $ (1,177.5)       $     -
Sale of treasury stock...............................            8.0               -                -
Issuance of long-term debt...........................           64.1             149.2            230.4
Principal repayments of long-term debt...............         (103.0)           (203.9)          (119.9)
Net proceeds (repayments) of short-term
   borrowings........................................         (134.5)             38.5          1,026.6
Contribution received from parent....................            -             1,689.7              -
Dividends paid to parent.............................         (590.2)           (498.9)          (345.5)
Investment contract deposits.........................        7,014.1           5,054.9          3,982.6
Investment contract withdrawals......................       (7,225.7)         (6,075.1)        (5,011.3)
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Net cash used in financing activities................         (967.2)         (1,023.1)          (237.1)
                                                       ----------------- ---------------- -----------------

Net increase (decrease) in cash and cash
   equivalents.......................................           90.8            (764.4)         1,173.2

Cash and cash equivalents at beginning of year.......        1,077.7           1,842.1            668.9
                                                       ----------------- ---------------- -----------------
                                                       ----------------- ---------------- -----------------
Cash and cash equivalents at end of year.............      $ 1,168.5        $  1,077.7        $ 1,842.1
                                                       ================= ================ =================
                                                       ================= ================ =================

Schedule of noncash transactions
Policy credits to eligible policyholders under
   Principal Mutual Holding Company's plan
   of conversion.....................................                       $    472.6
                                                                         ================
                                                                         ================
Reclassification of stockholder's equity in                                 $  3,287.2
   connection with Principal Mutual Holding
   Company's plan of conversion.....................
                                                                         ================
                                                                         ================
Dividend of net remaining noncash assets and
   liabilities of subsidiary - Principal
   International, Inc. to Principal Financial
   Services, Inc. on April 1, 2001................                          $   (136.3)
                                                                         ================
                                                                         ================
Net transfer of noncash assets and liabilities to an
   unconsolidated entity in exchange for a minority
   interest..........................................                                         $  (255.0)
                                                                                          =================
Dividend of net noncash assets and liabilities of
   subsidiaries - Principal International de Chile,
   S.A. and Principal Compania de Seguros de Vida
   Chile, S.A. to Principal Financial Services,
   Inc. on September 28, 2000.......................                                          $  (170.6)
                                                                                          =================

See accompanying notes.

                        Principal Life Insurance Company
                   Notes to Consolidated Financial Statements

                                December 31, 2002

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company and its consolidated subsidiaries, is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. In addition, we offer residential mortgage loan origination and servicing in the U.S.

Reorganization

Under the terms of Principal Mutual Holding Company's Plan of Conversion, effective October 26, 2001 (the "Date of Demutualization"), Principal Mutual Holding Company, our former ultimate parent, converted from a mutual insurance holding company ("MIHC") to a stock company, and Principal Financial Group, Inc. ("PFG"), a new Delaware business corporation, completed its initial public offering ("IPO"). All membership interests in Principal Mutual Holding Company were extinguished on that date and eligible policyholders received, in aggregate, 260.8 million shares of common stock, $1,177.5 million of cash and $472.6 million of policy credits as compensation.

After giving effect to the reorganization resulting from the demutualization, we are now a direct wholly owned subsidiary of Principal Financial Services, Inc. ("PFSI"), which in turn is a direct wholly owned subsidiary of PFG.

In PFG's IPO, 100.0 million shares of common stock were issued at a price of $18.50 per share, prior to the underwriters' exercise of the overallotment option. Net proceeds from the IPO were $1,753.9 million, of which $64.2 million was retained by PFG and $1,689.7 million was contributed to us to reimburse for cash, policy credits and demutualization expenses, which were $2.0 million, $18.6 million and $7.2 million, net of income taxes, in 2002, 2001 and 2000, respectively.

Basis of Presentation

The accompanying consolidated financial statements, which include our majority-owned subsidiaries, have been prepared in conformity with accounting principles generally accepted in the U.S. ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. All significant intercompany accounts and transactions have been eliminated.

Closed Block

At the time the MIHC structure was created in 1998, we formed and began operating a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force on that date. See Note 8 for further details regarding the Closed Block.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Accounting Changes

The Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), in January 2003. FIN 46 provides guidance related to identifying variable interest entities and determining whether such entities should be consolidated. In addition, FIN 46 also provides guidance related to the initial and subsequent measurement of assets, liabilities and noncontrolling interests of newly consolidated variable interest entities and requires disclosures for both the primary beneficiary of a variable interest entity and other beneficiaries of the entity. FIN 46 is effective immediately for variable interest entities created, or interests in variable interest entities obtained, after January 31, 2003. For those variable interest entities created, or interests in variable interest entities obtained, on or before January 31, 2003, the guidance in FIN 46 must be applied in the first fiscal year or interim period beginning after June 15, 2003. We have initiated an assessment and are currently evaluating interests in entities that may be considered variable interest entities. The ultimate impact of adopting FIN 46 on the consolidated financial statements is still being reviewed. Refer to the Residential Mortgage Banking Activities section of Note 5 for further information on variable interest entities and the effects that FIN 46 may have on our financial statements in the future.

In December 2002, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure an amendment of FASB Statement No. 123 ("SFAS 148"), which is effective for fiscal years ending after December 15, 2002. SFAS 148 provides alternative methods of transition for an entity that voluntarily changes to the fair value based method of accounting for stock-based employee compensation and requires disclosure about the effects on reported net income of an entity's accounting policy decisions with respect to stock-based employee compensation. In addition, SFAS 148 amends Accounting Principles Board ("APB") Opinion No. 28, Interim Financial Reporting, to require disclosure about those effects in interim financial information. Our ultimate parent, PFG, is applying the prospective method of transition as prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123").

SFAS 123 encourages but does not require companies to record compensation cost for stock-based employee compensation plans based on the fair value of options granted. Effective July 1, 2002, PFG adopted the fair value method for stock-based compensation as defined in SFAS 123 in accounting for their stock-based compensation plans. This increased our pro rata share of expenses allocated to us from PFG for these plans SFAS 123, which indicates that the fair value method is the preferable method of accounting, requires that the fair value method for stock-based compensation be applied as of the beginning of the fiscal year in which it is adopted for all stock-based awards granted subsequent to such date. The financial statements for the first two quarters of 2002 were not restated for this change since its effects were not materially different from amounts reported for both financial position and results of operations. Such effects for the first two quarters were charged against income in the third quarter of 2002 and were not material to such results of operations. Prior to January 1, 2002, PFG applied the intrinsic value method (as permitted under SFAS
123) defined in APB Opinion No. 25, Accounting for Stock Issued to Employees and related Interpretations, which excluded employee options and stock purchases from compensation expense.

In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires certain guarantees to be recorded at fair value instead of when a loss is probable and reasonably estimable as defined by SFAS No. 5, Accounting for Contingencies. FIN 45 also requires a guarantor to make significant new disclosures, even when the likelihood of making any payments under the guarantee is remote. The liability recognition requirements of FIN 45 are effective for those guarantees that are issued or amended as of January 1, 2003 or later. The disclosure requirements are effective for financial statements of annual periods ending after December 15, 2002. Refer to Note 14 for further information regarding our guarantees.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and requires separate recognition of intangible assets apart from goodwill, if such intangible assets meet certain criteria. SFAS 142, effective January 1, 2002, prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives will continue to be amortized over their estimated useful lives. Additionally, SFAS 142 requires that goodwill and indefinite-lived intangible assets be reviewed for impairment at least annually, which we plan to do in the fourth quarter each year.

Our initial adoption of SFAS 142 on January 1, 2002, required us to perform a two-step fair-value based goodwill impairment test. The first step of the test compared the estimated fair value of the reporting unit to its carrying value, including goodwill. If the carrying value exceeded fair value, a second step was performed, which compared the implied fair value of the applicable reporting unit's goodwill with the carrying amount of that goodwill, to measure the goodwill impairment, if any.

Our measurements of fair value were based on evaluations of future discounted cash flows, product level analysis, market performance assumptions and cash flow assumptions. These evaluations utilized the best information available in the circumstances, including reasonable and supportable assumptions and projections. The discounted cash flow evaluations considered earnings scenarios and the likelihood of possible outcomes. Collectively, these evaluations were management's best estimate of projected future cash flows.

As a result of performing the two-step impairment test, we recorded an after-tax goodwill impairment of $4.6 million related to our Life and Health Insurance operations. This impairment was recognized on January 1, 2002, as a cumulative effect of a change in accounting principle.

Net income for the years ended December 31, 2002, 2001 and 2000, adjusted for the effects of SFAS 142 related to non-amortization of goodwill and indefinite-lived intangibles, are as follows (in millions):

                                                For the year ended December 31,
                                                    2002       2001    2000
                                                -------------------------------

 Reported net income..............................  $552.1    $367.1   $641.6
 Adjustment for amortization expense for
   goodwill and indefinite-lived intangibles (1)       -         7.8     10.4
 Tax impacts of amortization expense ...........       -        (2.4)    (3.1)
                                                   ----------------------------
                                                   ----------------------------
 Adjusted net income............................     552.1     372.5    648.9
 Adjustment for cumulative effect of accounting
   changes, net of related income taxes.........       4.6      10.7      -
                                                   ----------------------------
                                                   ----------------------------
 Adjusted income before cumulative effect of        $556.7    $383.2   $648.9
   accounting changes...........................
                                                   ============================

(1)  Includes   amortization   expenses   related  to  our   equity   investment
     subsidiaries.

Effective January 1, 2001, we adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. 133. As amended, SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated statement of financial position as either assets or liabilities that are measured at fair value. SFAS 133 also establishes special accounting for qualifying hedges, which allows for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. Changes in the fair value of a derivative qualifying as a hedge are recognized in earnings or directly in stockholder's equity depending on the instrument's intended use. For derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, changes in fair value are required to be recognized in earnings in the period of change.

At January 1, 2001, our consolidated financial statements were adjusted to record a cumulative effect of adopting SFAS 133, as follows (in millions):

                                    Net loss   Accumulated other
                                              comprehensive loss
                                  ----------- ---------------------
   Adjustment to fair value of
   derivative contracts (1)           $(16.4)       $(15.8)
   Income tax impact..............       5.7           1.6
                                  --------------------------------
                                  --------------------------------
   Total..........................    $(10.7)       $(14.2)
                                  ================================

   (1) Amount presented is net of adjustment to hedged item.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

We classify our investments into one of three categories: held-to-maturity, available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See Note 16 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 16 for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity net of related deferred policy acquisition costs and applicable taxes.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income as net realized/unrealized capital gains (losses).

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have residential mortgage loans held-for-sale in the amount of $386.4 million and $294.9 million and commercial mortgage loans held-for-sale in the amount of $444.2 million and $493.5 million at December 31, 2002 and 2001, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, market value changes in certain seed money investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Unrealized gains and losses on derivatives within our mortgage banking segment are reported as either operating expenses or fees and other revenues depending on the nature of the hedge and are excluded from net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are also excluded from net realized/unrealized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

We sell commercial mortgage loans to an unconsolidated qualified special purpose entity which then issues mortgage-backed securities. We may retain immaterial interests in the loans by purchasing portions of the securities from the issuance. Gain or loss on the sales of the mortgages is reported as fees and other revenues and depends in part on the previous carrying amounts of the financial assets involved in the transfer, which is allocated between the assets sold and the retained interests based on their relative fair value at the date of transfer. Fair values are determined by quoted market prices of external buyers of each class of security purchased. The retained interests are thereafter carried at fair value with other fixed maturity investments and classified as available-for-sale.

We also sell residential mortgage loans and retain servicing rights which are retained interests in the sold loans. Gain or loss on the sales of the loans is reported as fees and other revenues and depends in part on the previous carrying amounts of the loans sold and the interests retained based on their relative fair values at the date of the transfer. To obtain fair values, quoted market prices are used if available. However, quotes are generally not available for retained interests, so we estimate fair value based on the present value of the future expected cash flows using management's best estimates of assumptions we believe market participants would use to value such interests.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to receive cash flows from servicing mortgage loans. Servicing rights are recorded at the time of sale of the underlying mortgage loans where the servicing is retained. The total cost of the mortgage loans, which includes the cost to acquire the servicing rights, is allocated to the mortgage loans and the servicing rights based on their relative fair values at the date of sale. Cost basis also includes adjustments resulting from the application of hedge accounting. Capitalized servicing rights are carried at the lower of cost or market value. The capitalized value is amortized in proportion to, and over the period of, estimated net servicing income.

Capitalized mortgage loan servicing rights are periodically assessed for impairment based on the estimated fair value of those rights. Fair values are estimated using estimates of discounted future net cash flows over the expected life using loan prepayment, discount rate, ancillary fee income and other economic factors we believe market participants would use to value such assets. For purposes of performing our impairment evaluation, we stratify the servicing portfolio on the basis of certain predominant risk characteristics, including loan type and note rate. To the extent that the carrying value of the servicing rights exceeds fair value for any stratum, a valuation allowance is established, which may be adjusted in the future as the value of the servicing rights increase or decrease. This valuation allowance is recognized in the consolidated statements of operations during the period in which impairment occurs.

Activity in the valuation allowance for mortgage loan servicing rights is summarized as follows (in millions):

                                        For the year ended December 31,
                                     2002             2001            2000
                                ---------------  --------------- ---------------
                                ---------------  --------------- ---------------

   Balance at beginning of year..    $198.1         $    2.3           $2.9
   Impairments...................     318.3            196.0            1.1
   Recoveries....................     (22.7)            (0.2)          (1.7)
                                ---------------  --------------- ---------------
                                ---------------  --------------- ---------------
   Balance at end of year........    $493.7           $198.1           $2.3
                                ===============  =============== ===============

During 2002, impairments reflect the results of increased mortgage loan prepayments due to the continued reduction in market interest rates during the year.

Derivatives

Effective January 1, 2001, all derivatives are recognized as either assets or liabilities in the statement of financial position and measured at fair value. If certain conditions are met, a derivative may be specifically designated as one of the following:

(a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment;

(b)  a hedge of the exposure to variable cash flows of a forecasted transaction;

(c)  a  hedge  of  the  foreign  currency   exposure  of  an  unrecognized  firm
     commitment,       an       available-for-sale       security      or      a
     foreign-currency-denominated forecasted transaction.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation as described above and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

For derivatives hedging the exposure to changes in fair value of a recognized asset or liability, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the exposure to variable cash flows, the effective portion of the derivative's change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when each variable cash flow occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change. For derivatives that are terminated prior to maturity, any accumulated gain or loss is recognized in earnings immediately if the hedged item is also terminated. If the hedged item is not terminated, then the accumulated gain or loss is amortized into earnings over the remaining life of the hedged item.

For derivatives hedging the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security, the change in fair value of the derivative is recognized in earnings in the period of change together with the offsetting change in fair value on the hedged item attributable to the risk being hedged. The effect of such accounting is to reflect in earnings the extent to which the hedge is not effective in achieving offsetting changes in fair value.

For derivatives hedging the foreign currency exposure of a foreign-currency-denominated forecasted transaction, the change in fair value is initially deferred and reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction occurs and is recognized in earnings. The ineffective portion of the change in fair value is reported in earnings in the period of change.

For derivatives not designated as a hedging instrument, the change in fair value is recognized in earnings in the period of change.

A minimum variance technique is used to test the effectiveness of cashflow and fair value relationships whereby the profitability distribution of net fair value or cashflows for the hedging and hedged items are combined. If the coefficient of variation (standard deviation divided by mean) of the probability distribution is 1% or less, then the hedging relationship is deemed to be effective.

Prior to the January 1, 2001 adoption of SFAS 133, we used future contracts, mortgage-backed securities forwards, interest rate and principal only swap and floor agreements, options on futures contracts and currency rate swap agreements to hedge and manage our exposure to changes in interest rate levels and foreign exchange rate fluctuations, and to manage duration mismatch of assets and liabilities. Futures contracts were marked to market and settled daily with the net gain or loss at expiration or termination of the contracts recorded in net realized/unrealized capital gains (losses) on our consolidated statements of operations. Outstanding mortgage-backed forwards were reported as commitments, and upon settlement, the net gain or loss was reported in net realized/unrealized capital gains (losses). For interest rate and currency swaps held by Principal Life, the net amounts paid or received and net amounts accrued through the end of the accounting period were included in net investment income. Any discounts or premiums related to these instruments were amortized to net investment income over the life of the contract. Gains or losses on contracts terminated early were recognized immediately in net realized/unrealized capital gains (losses). Unrealized gains or losses on interest rate swap contracts and currency swaps were not recognized in income. We primarily utilized interest rate floors, futures and options on futures contracts and interest rate and principal only swaps in hedging our portfolio of mortgage servicing rights. The realized and unrealized gains and losses on servicing derivatives accounted for as effective hedges were considered in the periodic assessment of mortgage servicing rights impairment. The realized and unrealized gains and losses on servicing derivatives not considered effective hedges were recorded in our results of operations. We managed interest rate risk on our mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over-the-counter options on mortgage-backed securities, futures contracts and options on treasury futures contracts. The unrealized gains and losses on these derivatives were included in the lower of cost or market calculation of mortgage loans held-for-sale.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for nonparticipating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 34%, 36% and 34% of our life insurance in force and 77%, 80% and 80% of the number of life insurance policies in force at December 31, 2002, 2001 and 2000, respectively. Participating business represented approximately 80%, 76% and 64% of life insurance premiums for the years ended December 31, 2002, 2001 and 2000, respectively.

The amount of dividends to policyholders is approved annually by our board of directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus we need to retain. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue when due.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life, annuity and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed.

Fees and other revenues arising from the residential mortgage banking operations consist of revenues earned for servicing and originating residential mortgage loans as well as marketing other products to servicing portfolio customers. Net revenues are also recognized upon the sale of residential mortgage loans and residential mortgage loan servicing rights and are recorded in fees and other revenues and determined using the specific identification basis. Servicing revenues are recognized as the mortgage loan is serviced over the life of the mortgage loan. Mortgage loans originated are sold in the secondary mortgage markets, shortly after origination. As a result, mortgage loan origination fee revenues are recognized when the mortgage loans are sold. Fee revenues received for marketing other products to servicing portfolio customers are recognized when the service is performed.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses and first-year bonus interest) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2002, 2001 and 2000, respectively, we had reinsured $17.8 billion, $15.6 billion and $13.2 billion of life insurance in force, representing 14%, 12% and 9% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.

The effects of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves were as follows (in millions):

                                                For the year ended December 31,
                                               2002           2001      2000
                                             ---------- ----------- ------------
                                             ---------- ----------- ------------
Premiums and other considerations:
  Direct..................................... $3,916.3   $3,999.8    $4,074.8
  Assumed....................................    130.6       56.0        24.6
  Ceded......................................   (326.9     (260.1)     (170.1)
                                             ---------- ----------- ------------
                                             ---------- ----------- ------------
Net premiums and other considerations........ $3,720.0   $3,795.7    $3,929.3
                                             ========== =========== ============

Benefits, claims and settlement expenses:
  Direct..................................... $5,199.7   $5,308.2    $5,302.6
  Assumed....................................     10.5        7.4         1.9
  Ceded......................................   (251.3     (223.2)     (157.4)
                                             ---------- ----------- ------------
Net benefits, claims and settlement expenses. $4,958.9   $5,092.4    $5,147.1
                                             ========== =========== ============

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of ours. We receive a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

At December 31, 2002 and 2001, the separate accounts include a separate account valued at $1.0 billion and $1.3 billion, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company's demutualization. These shares are included in both PFG's basic and diluted earnings per share calculations. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Activity of the separate account shares is reflected in both the separate account assets and separate account liabilities and does not impact our results of operations.

Income Taxes

PFG files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Due to the adoption of SFAS 142, goodwill and indefinite-lived intangible assets were no longer amortized after January 1, 2002. Intangible assets with a finite useful life continue to be amortized on a straight-line basis generally over a period of 15 to 30 years. Goodwill and indefinite-lived intangible assets not subject to amortization will be tested for impairment on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill impairment testing involves a two-step process described further in the accounting changes section within Note 1. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Other intangible assets with finite useful lives continue to be reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value. Prior to January 1, 2002, this impairment method was used for all intangible assets and goodwill.

Stock-Based Compensation

Our parent, PFG, accounts for their stock-based compensation plans using the fair value method and the intrinsic value method in 2002 and 2001, respectively, which are described more fully in Note 19. We are allocated our pro rata share of the expenses for these plans.

Awards under these plans vest over periods ranging from three months to three years. Therefore, the cost related to stock-based compensation included in the determination of net income for 2002 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of the stock-based compensation plans. Had compensation expense for stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                                        For the year ended December 31,
                                                                            2002                2001
                                                                     ------------------- -------------------
                                                                                 (in millions)

   Net income, as reported........................................         $552.1              $367.1
   Add:  Stock-based compensation expense
      included in reported net income, net of related tax effects.            9.7                 5.1
  Deduct:  Total stock-based compensation expense
      determined under fair value based method for all awards,
      net of related tax effects..................................           12.5                 6.4
                                                                     ------------------- -------------------
                                                                     ------------------- -------------------
   Pro forma net income...........................................         $549.3              $365.8
                                                                     =================== ===================
                                                                     =================== ===================

Reclassifications

Reclassifications have been made to the 2000 and 2001 consolidated financial statements to conform to the 2002 presentation.

2. Related Party Transactions

We have entered into various related party transactions with our parent and our parent's other affiliates. During the years ended December 31, 2002, 2001 and 2000, we received $92.2 million, $72.8 million and $57.7 million, respectively, of expense reimbursements from affiliated entities. During 2001, we received a capital contribution of $1,689.7 million from our parent to reimburse us for the payments and costs related to Principal Mutual Holding Company's demutualization. During 2001, we were also reimbursed $16.0 million for expenses paid related to PFG's initial public offering.

Our direct parent, PFSI, and us are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day "AA" Financial Commercial Paper Discount Rate published by the Federal Reserve (the "Internal Crediting Rate"); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $250.0 million, with such advance amounts earning interest at the Internal Crediting Rate plus 5 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $366.0 million and $584.5 million at December 31, 2002 and 2001, respectively, and earned interest of $8.5 million and $30.7 million during 2002 and 2001, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and results of operations.

3. Goodwill and Other Intangible Assets

Amortized intangible assets were as follows (in millions):

                                 As of December 31, 2002                  As of December 31, 2001
                         ----------------------------------------------------------------------------------
                         ----------------------------------------------------------------------------------
                            Gross                        Net        Gross                         Net
                          carrying    Accumulated     carrying    carrying     Accumulated     carrying
                           amount     amortization     amount      amount     amortization      amount
                         ----------------------------------------------------------------------------------
 Other intangibles with
   finite useful lives..     $1.6           $0.4         $1.2        $2.1           $0.2            $1.9
                         ==================================================================================

Unamortized intangible assets were as follows (in millions):

                                                             As of December 31,
                                                   2002            2001
                                              ------------- -------------------
                                              ------------- -------------------
                                              Net carrying     Net carrying
                                                 amount           amount
                                              ------------- -------------------
                                              ------------- -------------------

   Other indefinite-lived intangible assets ..      $9.9            $11.1
                                              ============= ===================

The amortization expense for intangible assets with finite useful lives was $0.3 million, $0.8 million and $2.3 million for 2002, 2001 and 2000, respectively. At December 31, 2002, the estimated amortization expense for the next five years is as follows (in millions):

                                        Estimated
                                      amortization
                                         expense
                                   --------------------
                                   --------------------

2003..........................            $0.2
2004...........................            0.2
2005...........................            0.2
2006...........................            0.2
2007...........................            0.2

The changes in the carrying amount of goodwill reported in our operating segments were as follows (in millions):

                                                U.S. Asset        Life and
                                              Management and        Health      Mortgage
                                               Accumulation       Insurance       Banking      Consolidated
                                             -----------------  -------------- -------------- ---------------
                                             -----------------  -------------- -------------- ---------------

  Balance at January 1, 2001 ...............         $11.8          $50.2           $9.2           $  71.2
  Goodwill from acquisitions................           3.7            4.2            -                 7.9
  Reclassification to other intangibles.....           -             (0.8)           -                (0.8)
   Amortization expense.....................          (3.0)          (4.2)          (0.8)             (8.0)
                                             -----------------  -------------- -------------- ---------------
                                             -----------------  -------------- -------------- ---------------
   Balance at December 31, 2001.............          12.5           49.4            8.4              70.3
  Goodwill from acquisitions................          10.7            -              -                10.7
  Goodwill disposed of during the period....           -             (0.7)           -                (0.7)
  Cumulative effect of accounting change               -             (4.6)           -                (4.6)
                                             -----------------  -------------- -------------- ---------------
                                             -----------------  -------------- -------------- ---------------
  Balance at December 31, 2002..............         $23.2          $44.1           $8.4           $  75.7
                                             =================  ============== ============== ===============

4. Other Divestitures

In September 2000, we sold a portion of our equity ownership position in Coventry Health Care, Inc., which reduced our ownership to approximately 25% and resulted in a realized capital gain of $13.9 million, net of income tax. The investment in Coventry Health Care, Inc. was $146.0 million at December 31, 2001. On February 1, 2002, we sold our remaining stake of 15.1 million shares in Coventry Health Care, Inc. common stock and a warrant, exercisable for 3.1 million shares of Coventry Health Care, Inc. common stock. Total proceeds from the completion of this transaction were $325.4 million, which resulted in a realized capital gain of $114.5 million, net of income tax.

On April 1, 2001, we paid a dividend of $176.2 million to our parent, PFSI, consisting of the outstanding capital stock of Principal International, Inc. and Principal International, Inc.'s subsidiaries.

On August 24, 2000, we paid a dividend of $171.3 million to our parent, PFSI, consisting of the outstanding capital stock of Principal International de Chile, S.A. and Principal Compania de Seguros de Vida Chile, S.A.

5. Investments

Fixed Maturities and Equity Securities

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2002 and 2001, are summarized as follows (in millions):

                                                       Gross          Gross
                                                   unrealized     unrealized
                                       Cost           gains         losses          Fair value
                                    ------------ -------------- ---------------- ----------------
December 31, 2002
Fixed maturities:
  U.S. government and agencies..... $     478.1      $    19.0       $  -          $   497.1
  Foreign governments..............       329.9           53.7           3.1           380.5
  States and political subdivisions       384.2           32.9           5.9           411.2
  Corporate - public...............    15,986.6        1,081.3         281.6        16,786.3
  Corporate - private..............     8,439.9          521.0         186.0         8,774.9
  Mortgage-backed and other
    asset-backed securities........     5,497.7          419.4          14.5         5,902.6
                                    ------------ -------------- ---------------- --------------
                                    ------------ -------------- ---------------- --------------
Total fixed maturities............. $  31,116.4      $ 2,127.3       $ 491.1       $32,752.6
                                    ============ ============== ================ ==============
                                    ============ ============== ================ ==============
Total equity securities............ $     349.8      $     2.5       $   4.2       $   348.1
                                    ============ ============== ================ ==============
                                    ============ ============== ================ ==============

December 31, 2001
Fixed maturities:
  U.S. government and agencies..... $      15.1      $     0.1       $   0.1       $    15.1
  Foreign governments..............       555.5           49.3           1.3           603.5
  States and political subdivisions       302.1           20.2           4.7           317.6
  Corporate - public...............    12,695.2          504.0         160.5        13,038.7
  Corporate - private..............     8,967.0          325.0         123.5         9,168.5
  Mortgage-backed and other
    asset-backed securities........     5,642.5          247.6          26.1         5,864.0
                                    ------------ -------------- ---------------- --------------
Total fixed maturities............. $  28,177.4      $ 1,146.2       $ 316.2       $29,007.4
                                    ============ ============== ================ ==============
Total equity securities............ $     864.2      $    15.2       $  77.1       $   802.3
                                    ============ ============== ================ ==============

The cost and fair value of fixed maturities available-for-sale at December 31, 2002, by expected maturity, were as follows (in millions):

                                                          Cost       Fair value
                                                   ------------ --------------
                                                   ------------ --------------

Due in one year or less............................ $  1,778.4    $  1,796.5
Due after one year through five years..............    9,394.9       9,866.1
Due after five years through ten years.............    7,516.5       8,016.0
Due after ten years................................    6,928.9       7,171.4
                                                   ------------ --------------
                                                   ------------ --------------
                                                      25,618.7      26,850.0
Mortgage-backed and other asset-backed securities..    5,497.7       5,902.6
                                                   ------------ --------------
                                                   ------------ --------------
Total..............................................  $31,116.4     $32,752.6
                                                   ============ ==============

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

Major categories of net investment income are summarized as follows (in millions):

                                           For the year ended December 31,
                                            2002       2001         2000
                                          --------------------------------------
                                          --------------------------------------

   Fixed maturities, available-for-sale...  $2,115.5   $2,120.8     $1,856.6
   Fixed maturities, trading..............       5.2        -            -
   Equity securities, available-for-sale..      27.4       27.6         72.5
   Mortgage loans.........................     787.0      855.7      1,005.0
   Real estate............................      78.6      177.5        171.0
   Policy loans...........................      57.6       57.5         55.1
   Cash and cash equivalents..............      23.3       58.3         69.9
   Other..................................      82.2       44.9         39.3
                                          --------------------------------------
                                          --------------------------------------
                                             3,176.8    3,342.3      3,269.4

   Less investment expenses...............    (107.0)    (130.9)      (152.8)
                                          --------------------------------------
                                          --------------------------------------
   Net investment income..................  $3,069.8   $3,211.4     $3,116.6
                                          ======================================

Net Realized/Unrealized Capital Gains and Losses

The major components of net realized/unrealized capital gains (losses) on investments are summarized as follows (in millions):

                                                For the year ended December 31,
                                                 2002         2001      2000
                                               ----------- ----------- ---------
                                               ----------- ----------- ---------

 Fixed maturities, available-for-sale:
   Gross gains.................................  $ 141.1    $   69.6    $  28.9
   Gross losses................................   (535.7)     (380.4)    (155.0)
 Fixed maturities, trading:
   Gross gains.................................      4.0         0.9        -
   Gross losses................................     (0.1)       (0.1)       -
 Equity securities, available-for-sale:
   Gross gains.................................      2.6         5.7       84.2
   Gross losses................................    (32.5)      (76.1)      (3.9)
 Mortgage loans................................    (10.3)       10.6        8.6
 Real estate...................................      9.3       (19.0)      82.3
 Other, including unrealized derivative
     gains (losses)............................     26.4      (103.9)     106.7
                                               ----------- ----------- ---------
                                               ----------- ----------- ---------
 Net realized/unrealized capital gains (losses)  $(395.2)    $(492.7)   $ 151.8
                                               =========== =========== =========

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $7.9 billion, $5.4 billion and $5.5 billion in 2002, 2001 and 2000, respectively. Of the 2002, 2001 and 2000 proceeds, $4.3 billion, $1.6 billion and $2.6 billion, respectively, relate to sales of mortgage-backed securities. Our mortgage-backed portfolio is actively managed to reduce the risk of prepayment by purchasing securities that are trading close to par. Gross gains of $88.2 million, $22.5 million and $2.0 million and gross losses of $11.6 million, $5.0 million and $40.1 million in 2002, 2001 and 2000, respectively, were realized on sales of mortgage-backed securities.

We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Realized losses related to other than temporary impairments were $357.0 million, $227.4 million and $6.1 million in 2002, 2001 and 2000, respectively.

Net Unrealized Gains and Losses on Available-for-Sale Securities

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes.

The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows (in million):

                                                                                As of December 31,
                                                                               2002              2001
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------

   Net unrealized gains on fixed maturities, available-for-sale (1)....      $1,633.4          $827.4
   Net unrealized gains (losses) on equity securities,
     available-for-sale................................................           0.2           (60.9)
   Adjustments for assumed changes in amortization patterns:
     Deferred policy acquisition costs.................................        (226.1)         (104.6)
     Unearned revenue reserves.........................................          13.5             7.2
   Net unrealized losses on derivative instruments.....................        (167.1)          (89.5)
   Net unrealized loss on policyholder dividend obligation.............         (33.6)            -
   Provision for deferred income taxes.................................        (428.1)         (202.0)
                                                                         ---------------- -----------------
                                                                         ---------------- -----------------
   Net unrealized gains on available-for-sale securities...............     $   792.2          $377.4
                                                                         ================ =================

(1)  Excludes   net   unrealized    gains   (losses)   on   fixed    maturities,
     available-for-sale included in fair value hedging relationships.

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2002 and 2001, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows (dollars in millions):
                                              As of December 31,
                                        2002                     2001
                                ------------------------------------------------
                                Carrying     Percent     Carrying    Percent
                                 amount      of total     amount     of total
                                ------------------------------------------------
                                ------------------------------------------------
   Geographic distribution
   New England................. $   387.6      4.1%    $   327.4      3.4%
   Middle Atlantic.............   1,617.0     17.3       1,606.3     16.5
   East North Central..........     913.7      9.8         930.1      9.5
   West North Central..........     311.5      3.3         397.8      4.1
   South Atlantic..............   2,180.8     23.3       2,403.0     24.7
   East South Central..........     345.5      3.7         338.5      3.5
   West South Central..........     641.8      6.9         769.0      7.9
   Mountain....................     711.8      7.6         637.7      6.5
   Pacific.....................   2,339.7     24.9       2,421.3     24.8
   Valuation allowance.........     (83.6)    (0.9)        (90.7)    (0.9)
                                ------------------------------------------------
                                ------------------------------------------------
   Total.......................  $9,365.8    100.0%     $9,740.4    100.0%
                                ================================================
                                ------------------------------------------------

   Property type distribution
   Office......................  $3,166.2     33.8%     $3,252.5     33.4%
   Retail......................   2,836.0     30.3       3,106.5     31.9
   Industrial..................   2,802.6     29.9       2,948.9     30.3
   Apartments..................     475.4      5.1         349.8      3.6
   Hotel.......................      57.4      0.6          61.6      0.6
   Mixed use/other.............     111.8      1.2         111.8      1.1
   Valuation allowance.........     (83.6)    (0.9)        (90.7)    (0.9)
                                ------------------------------------------------
                                ------------------------------------------------
   Total.......................  $9,365.8    100.0%     $9,740.4    100.0%
                                ================================================
5. Investments (continued)

Commercial and Residential Mortgage Loan Loss Allowance

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a provision for loss is established equal to the- difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is included in net realized/unrealized capital gains (losses) on our consolidated statements of operations. Mortgage loans deemed to be uncollectible are charged against the allowance for losses, and subsequent recoveries are credited to the allowance for losses.

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. Impaired mortgage loans along with the related allowance for losses were as follows (in millions):

                                                           As of December 31,
                                                       2002            2001
                                             ------------------  ---------------
                                             ------------------

  Impaired loans with allowance for losses..         $123.0              $97.6
  Allowance for losses......................          (26.9)             (17.0)
                                             ------------------  ---------------
                                             ------------------  ---------------
  Net impaired loans........................        $  96.1              $80.6
                                             ==================  ===============

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows (in millions):

                                                For the year ended December 31,
                                                     2002     2001     2000
                                                 ----------- -------- --------
  Average recorded investment in
      impaired loans.............................     $88.4    $74.4    $72.8
  Interest income recognized on impaired loans...       8.6     12.5     12.6

All interest income on impaired commercial mortgage loans was recognized on the cash basis of income recognition, whereas, interest income on impaired residential mortgage loans was recognized on the accrual basis.

A summary of the changes in the commercial and residential mortgage loan allowance for losses is as follows (in millions):

                                         For the year ended December 31,
                                         2002            2001      2000
                                   --------------- -------------- --------
                                   --------------- -------------- --------

   Balance at beginning of year...        $92.3          $110.4    $117.8
   Provision for losses...........         35.1            11.2       5.4
   Releases due to write-downs,
     sales and foreclosures.......        (40.4)          (29.3)    (12.8)
                                   --------------- -------------- --------
                                   --------------- -------------- --------
   Balance at end of year.........        $87.0         $  92.3    $110.4
                                   =============== ============== ========

Residential Mortgage Banking Activities

We were servicing approximately 920,000 and 741,000 residential mortgage loans with aggregate principal balances of approximately $107,745.3 million and $80,530.5 million at December 31, 2002 and 2001, respectively. In connection with these mortgage servicing activities, we held funds in trust for others totaling approximately $646.7 million and $508.9 million at December 31, 2002 and 2001, respectively. As of December 31, 2002 and 2001, $273.9 million and $252.4 million, respectively, of the funds held in trust were held in our banking subsidiary. In connection with our loan administration activities, we advance payments of property taxes and insurance premiums and also advance principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, we make certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as other assets in our consolidated statements of financial position. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

In June 2000, our mortgage banking segment created a special purpose bankruptcy remote entity, Principal Residential Mortgage Capital Resources, LLC ("PRMCR"), to provide an off-balance sheet source of funding for our residential mortgage loan production. We sell eligible residential mortgage loans to PRMCR, where they are warehoused until sold to the final investor. We sold $47.1 billion and $38.0 billion in mortgage loans to PRMCR in 2002 and 2001, respectively. The maximum amount of mortgage loans, which can be warehoused in PRMCR, has increased from $1.0 billion at inception to $4.0 billion as of December 31, 2002. PRMCR held $4.0 billion and $3.0 billion in mortgage loans held-for-sale as of December 31, 2002 and 2001, respectively. The portfolio of loans held-for-sale by PRMCR must meet portfolio criteria, eligibility representations and portfolio aging limitations. Based on these eligibility representations, we are required to repurchase ineligible loans from PRMCR. During 2002, we repurchased $51.9 million of ineligible loans from PRMCR.

PRMCR is capitalized by equity certificates owned by third party investors not affiliated with us or our affiliates, directors or officers and, thus, is not consolidated. The equity holders bear the risk of loss on defaulted mortgages. At December 31, 2002 and 2001, PRMCR had outstanding equity certificates of $193.0 million. PRMCR also issues short-term secured liquidity notes as well as medium term notes to provide funds to purchase mortgage loans from us. At December 31, 2002, PRMCR had outstanding secured liquidity notes of $2.2 billion, three-year fixed term notes of $800.0 million and five-year variable term notes of $800.0 million. At December 31, 2001, PRMCR had outstanding secured liquidity notes of $1.3 billion, three-year fixed term notes of $800.0 million and five-year variable term notes of $800.0 million. All borrowings are collateralized by the assets of PRMCR.

We paid a commitment fee to PRMCR based on the overall warehouse limit. PRMCR used a portion of the fee to fund a cash collateral account maintained at PRMCR. These funds are available as additional collateral to cover credit related losses on defaulted mortgage loans. The balance in the account was $24.0 million at December 31, 2002 and 2001, and is reflected in other assets on our consolidated statements of financial position. We maintain a right to the servicing of the mortgage loans held by PRMCR and retain servicing upon the sale of the majority of the mortgage loans to the final investors. As the servicer, we receive a monthly servicing fee and may earn additional incentive servicing fees upon successful completion of our servicing responsibilities. We received $23.3 million and $12.6 million in servicing and incentive servicing fees from PRMCR in 2002 and 2001, respectively. Any unpaid and earned incentive servicing fees as well as any remaining amounts in the cash collateral account will be returned to us upon the termination of PRMCR. Additionally, as the servicer, we are required to advance to PRMCR those payments due from borrowers, but not received, as of specified cutoff dates. In addition, we perform certain secondary marketing, accounting and various administrative functions on behalf of PRMCR.

In order to hedge interest rate risk and non-credit-related market value risk associated with its inventory of mortgage loans held-for-sale, PRMCR entered into swaps with counterparties not affiliated with us or PRMCR. The swap counterparties are required to maintain certain minimum ratings as approved by the rating agencies. Through separate swap agreements with the swap counterparties that mirror the original swaps with PRMCR, the interest rate risk and non-credit-related market value components are swapped back to us.

Upon the effective date of FIN 46, as described in Note 1, we will be required to consolidate PRMCR unless its current structure is modified. If FIN 46 was effective as of December 31, 2002, the impact would be the consolidation of $4.1 billion in assets and liabilities.

In October 2000, our mortgage banking segment created a wholly owned, unconsolidated qualifying special purpose entity, Principal Residential Mortgage Funding, LLC ("PRMF"), to provide an off-balance-sheet source of funding for up to $250.0 million of qualifying delinquent mortgage loans. The limit was increased to $550.0 million in December 2002. We sell qualifying delinquent FHA and VA mortgage loans to PRMF which then transfers the loans to Principal Residential Mortgage EBO Trust ("Trust"), an unaffiliated Delaware business trust. The Trust funds its acquisitions of the mortgage loans by selling participation certificates, representing an undivided interest in the Trust, to commercial paper conduit purchasers, who are not affiliated with us or any of our affiliates, directors or officers. At December 31, 2002 and 2001, the Trust held $405.1 million and $273.5 million in mortgage loans, respectively, and had outstanding participation certificates of $382.8 million and $256.9 million, respectively.

Mortgage loans typically remain in the Trust until they are processed through the foreclosure claim process, are paid off or reinstated. Mortgage loans that reinstate are no longer eligible to remain in the Trust and are required to be removed at fair market value by us at the monthly settlement date following reinstatement.

We are retained as the servicer of the mortgage loans and also perform accounting and various administrative functions on behalf of PRMF, in our capacity as the managing member of PRMF. As the servicer, we receive a servicing fee pursuant to the pooling and servicing agreement. We may also receive a successful servicing fee only after all other conditions in the monthly cash flow distribution are met. We received $23.4 million and $8.5 million in servicing and successful servicing fees from PRMF in 2002 and 2001, respectively. At December 31, 2002 and 2001, our residual interest in such cash flows was $32.7 million and $21.5 million, respectively, and was recorded in other assets on our consolidated statements of financial position. The value of the residual interest was based on the net present value of expected cash flows from PRMF, reduced by estimates of foreclosure losses associated with the related loans. We are required to advance funds for payment of interest on the participation certificates and other carrying costs, if sufficient cash is not available in the trust collection account to meet this obligation.

Both the Trust and us are parties to a cost of funds hedge agreement. We pay the weighted-average cost of funds on the participation certificates plus fees and expenses and receive the weighted-average coupon of mortgage loans in the Trust less a spread.

Based on PRMF's classification as a qualifying special purpose entity pursuant to the guidance of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a Replacement of FASB Statement No. 125, PRMF will not be required to be consolidated under the provisions of FIN 46.

Real Estate

Depreciation expense on invested real estate was $25.5 million, $20.0 million and $29.5 million in 2002, 2001 and 2000, respectively. Accumulated depreciation was $151.1 million and $142.4 million as of December 31, 2002 and 2001, respectively.

Other Investments

Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Total assets of the unconsolidated entities amounted to $2,615.1 million and $3,769.1 million at December 31, 2002 and 2001, respectively. Total revenues of the unconsolidated entities were $324.3 million, $2,650.2 million and $2,127.9 million in 2002, 2001 and 2000, respectively. During 2002, 2001 and 2000, we included $13.9 million, $46.1 million and $31.4 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. At December 31, 2002, our net investment in unconsolidated entities was $(52.1) million, which primarily included our minority interests in domestic joint ventures and partnerships. At December 31, 2001, our net investment in unconsolidated entities was $114.6 million, which primarily included our ownership interest in Coventry Health Care, Inc. in addition to our minority interests in joint ventures and partnerships. On February 1, 2002, we sold our minority interest in Coventry Health Care, Inc. (See Note 4).

In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase loans aggregating $525.1 million and $432.9 million at December 31, 2002 and 2001, respectively.

With the adoption of SFAS 133 on January 1, 2001, derivatives are reflected on our consolidated statements of financial position and reported as a component of other investments. Certain seed money investments, which were reclassified from equity securities to other invested assets as of September 30, 2002, are carried at fair value with changes in fair value included in net income as net realized/unrealized capital gains (losses).

6. Securitization Transactions

Commercial Mortgage Loans

We sell commercial mortgage loans in securitization transactions and retain primary servicing responsibilities and other immaterial interests. We receive annual servicing fees approximating 0.01%, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

In 2002 and 2001, we recognized gains of $17.2 million and $18.3 million, respectively, on the securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative default rate between 6% and 11% during 2002 and 4% and 8% during 2001. The assumed range of the loss severity, as a percentage of defaulted loans, was between 12% and 32% during 2002 and 12% and 25% during 2001. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2002, the fair values of retained interests related to the securitizations of commercial mortgage loans were $229.6 million. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2002, as a result of these assumptions were not significant.

Residential Mortgage Loans

We sell residential mortgage loans and retain servicing responsibilities pursuant to the terms of the applicable servicing agreements. These sales are generally transacted on a non-recourse basis. We receive annual servicing fees approximating 0.4% of the outstanding principal balances on the underlying loans. The value of the servicing rights is subject to prepayment and interest rate risks on the transferred mortgage loans.

In 2002, 2001 and 2000, we recognized gains of $373.9 million, $237.2 million and $9.4 million, respectively, on the sales of residential mortgage loans.

The key economic assumptions used in determining the fair value of mortgage servicing rights at the date of loan sale for sales completed in 2002, 2001 and 2000 were as follows:

                                              2002     2001      2000
                                       ---------------------------------------
                                       ---------------------------------------

   Weighted-average life (years)......        6.42     7.84      6.87
   Weighted-average prepayment speed..       11.91%    9.48%    11.81%
   Yield to maturity discount rate....        6.75%    7.45%    10.74%

Prepayment speed is the constant prepayment rate that results in the weighted-average life disclosed above.

At December 31, 2002, key economic assumptions and the sensitivity of the current fair value of the mortgage servicing rights to immediate 10% and 20% adverse changes in those assumptions were as follows (dollars in millions):

   Fair value of mortgage servicing rights..................      $1,527.6
   Expected weighted-average life (in years)................           4.2
   Prepayment speed *.......................................          19.80%
   Decrease in fair value of 10% adverse change.............         $96.4
   Decrease in fair value of 20% adverse change.............        $182.0
   Yield to maturity discount rate *........................           5.53%
   Decrease in fair value of 10% adverse change.............         $63.9
   Decrease in fair value of 20% adverse change.............        $127.7

* Represents the weighted-average prepayment speed and discount rate for the life of the mortgage servicing rights asset using our Option Adjusted Spread/Monte Carlo simulation of 160 interest rate paths.

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the fair value of the servicing rights is calculated independently without changing any other assumption. In reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. For example, changes in prepayment speed estimates could result in changes in the discount rate.

Securitization Transactions Cash Flows

The table below summarizes cash flows for securitization transactions (in millions):

                                            For the year ended December 31,
                                             2002          2001         2000
                                                     --------------
                                        -------------              ------------
   Proceeds from new securitizations...   $48,749.4     $39,200.6     $9,927.6
   Servicing fees received.............       443.1         307.8        237.5
   Other cash flows received on
     retained interests................        74.9          51.6         29.4

7. Derivatives Held or Issued for Purposes Other Than Trading

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities.

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions.

Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $424.4 million at December 31, 2002, and $307.4 million at December 31, 2001. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $285.8 million at December 31, 2002, and $307.4 million at December 31, 2001.

The notional amounts and credit exposure of our derivative financial instruments by type were as follows (in millions):
                                                           As of December 31,
                                                         2002             2001
                                                   --------------  -------------
   Notional amounts of derivative instruments
     with regard to U.S. operations
   Foreign currency swaps........................  $  3,217.0       $  3,426.9
   Interest rate floors..........................     1,650.0          3,400.0
   Interest rate swaps...........................     5,930.1          2,857.5
   Mortgage-backed forwards and options..........    17,494.9          9,250.7
   Swaptions.....................................     9,772.5          3,570.0
   Bond forwards.................................       363.7            357.4
   Interest rate lock commitments................     8,198.0          2,565.9
   Call options..................................        30.0             30.0
   U.S. Treasury futures.........................       271.1            186.6
   Treasury rate guarantees......................        63.0             88.0
   Warehouse SRP.................................     3,912.7              -
   Credit default swap long......................       705.3              -
   U.S. LIBOR....................................     2,225.0              -
   Other.........................................         -               25.0
                                                   --------------  -------------
   Total notional amounts at end of year.........   $53,833.3        $25,758.0
                                                  ================  ============
                                                  ================  ============
   Credit exposure of derivative instruments
     with regard to U.S. operations
   Foreign currency swaps........................  $     195.0        $    41.4
   Interest rate floors..........................          1.7             13.2
   Interest rate swaps...........................         48.4             28.1
   Mortgage-backed forwards and options..........          -               41.7
   Swaptions.....................................         31.4              8.7
   Call options..................................          0.4              8.9
   Credit default swap long......................          8.9              -
   Other.........................................          -                0.1
                                                  ---------------- -------------
                                                  ---------------- -------------
   Total credit exposure at end of year..........  $     285.8       $    142.1
                                                  ================ =============

The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of derivative instruments related to residential mortgage loan servicing rights is included in the basis of the derivatives. These derivatives are marked to market with the changes in market value reported in operating expenses on the consolidated statements of operations.

The fair value of our derivative instruments classified as assets at December 31 2002 and 2001, was $1,129.9 million and $298.8 million, respectively. Of this amount, the fair value of derivatives related to investment hedges at December 31, 2002 and 2001, was $348.8 million and $116.5 million, respectively, and was reported with other invested assets on the consolidated statements of financial position. The fair value of derivatives related to residential mortgage loan servicing rights and residential mortgage loans at December 31, 2002 and 2001, was $781.1 million and $182.3 million, respectively, and was reported with other assets on the consolidated statements of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2002 and 2001, was $454.4 million and $449.7 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

We also enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

In 2002 and 2001, we recognized a pretax net gain of $50.5 million and $95.5 million, respectively, relating to our fair value hedges. These net gains consisted of the following components:
                                                                 For the year
                                                              ended December 31,
                                                                2002    2001
                                                              ------------------
==============================================================
==============================================================
Net gain (loss) related to the ineffective portion of our fair $ (6.6)  $151.7 value hedges of residential mortgage loan servicing rights..
==============================================================
Net gain (loss) related to the change in the value of the
  servicing hedges that were excluded from the assessment of
  hedge effectiveness.........................................   77.1     (43.6)
Net loss related to the ineffective portion of our              (20.0)    (12.6)
  investment hedge............................................
==============================================================------------------
                                                              ------------------
Net gain relating to fair value hedges........................ $ 50.5   $  95.5
================================================================================

The net gain (loss) on servicing hedges was reported with operating expenses and the net loss on our investment hedges was reported with net realized/unrealized capital gains (losses) on our consolidated statements of operations.

Cash Flow Hedges

We also utilize floating-to-fixed rate interest rate swaps to match cash flows.

We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

In 2002 and 2001, we recognized a $74.5 million and $5.8 million, respectively, after-tax decrease in value related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We have reclassified $17.8 million net losses from accumulated comprehensive income into earnings during 2002 (none was transferred during 2001), and we expect to reclassify $54.3 million net losses in the next 12 months.

In most cases, zero hedge ineffectiveness for cash flow hedges is assumed because the derivative instrument was constructed such that all terms of the derivative match the hedged risk in the hedged item. As a result, we have recognized an immaterial amount in earnings due to cash flow hedge ineffectiveness.

Derivatives Not Designated as Hedging Instruments

We attempt to match the timing of when interest rates are committed on insurance products, residential mortgage loans and other new investments. However, timing differences may occur and can expose us to fluctuating interest rates. To offset this risk, we use mortgage-backed forwards, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts, options on Treasury futures, Treasury rate guarantees and interest rate floors to economically hedge anticipated transactions and to manage interest rate risk. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. Forward contracts are marked to market no less than quarterly. Our interest rate lock commitments on residential mortgage loans are also accounted for as derivatives.

Occasionally, we will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, we may sell an investment-type contract with attributes tied to market indices, in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We have also entered into credit default swaps to exchange the credit default swap risk of one bond for that of another.

Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. In 2002 and 2001, gains of $19.1 million and $68.3 million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

In 2002, we entered into an interest rate swap as part of a structuring process of an investment grade collateralized debt obligation ("CDO") issuance. Due to market conditions, the CDO was never issued. The pretax loss realized on the termination of the interest rate swap was $17.3 million.

8. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of Principal Mutual Holding Company's demutualization.

A policyholder dividend obligation is required to be established for earnings in the Closed Block that are not available to shareholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income). If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a policyholder dividend obligation. This policyholder dividend obligation represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2002, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected resulting in the recognition of a policyholder dividend obligation of $33.6 million as of December 31, 2002.

Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                         As of December 31,
                                                      2002           2001
                                                    --------      -----------
                                                             (in millions)
   Closed Block liabilities
   Future policy benefits and claims.............    $5,320.0       $5,248.7
   Other policyholder funds......................        33.0           20.3
   Policyholder dividends payable................       374.3          376.6
   Policyholder dividend obligation..............        33.6            -
   Other liabilities.............................        20.1           11.8
                                                    ------------ -------------
                                                    ------------ -------------
     Total Closed Block liabilities..............     5,781.0        5,657.4

   Assets designated to the Closed Block
   Fixed maturities, available-for-sale..........     2,707.0        2,466.3
   Equity securities, available-for-sale.........        23.4           23.4
   Mortgage loans................................       862.9          880.0
   Real estate...................................         0.5            -
   Policy loans..................................       776.1          792.5
   Other investments.............................        19.8            6.9
                                                    ------------ -------------
                                                    ------------ -------------
     Total investments...........................     4,389.7        4,169.1

   Cash and cash equivalents (deficit)...........        (5.4)          (8.0)
   Accrued investment income.....................        77.5           77.2
   Deferred tax asset............................        68.5           80.8
   Premiums due and other receivables............        29.5           33.3
                                                    ------------ -------------
                                                    ------------ -------------
     Total assets designated to the Closed Block.     4,559.8        4,352.4
                                                    ------------ -------------
                                                    ------------ -------------

   Excess of Closed Block liabilities over assets
     designated to the Closed Block..............     1,221.2        1,305.0

   Amounts included in other
     comprehensive income........................        77.8           43.6
                                                    ------------ -------------
                                                    ------------ -------------

   Maximum future earnings to be recognized from
     Closed Block assets and liabilities.........    $1,299.0       $1,348.6
                                                    ============ =============

Closed Block revenues and expenses were as follows:

                                             For the year ended December 31,
                                         2002              2001        2000
                                        -----------  ------------  -------------
                                                         (in millions)
Revenues
Premiums and other considerations.......  $710.0      $   742.1      $   752.4
Net investment income...................   309.9          311.8          289.9
Net realized/unrealized capital losses..   (40.8)         (19.7)          (4.9)
                                        -----------  ------------  -------------
                                        -----------  ------------  -------------
  Total revenues........................   979.1        1,034.2        1,037.4

Expenses
Benefits, claims and settlement
  expenses..............................   583.3          614.4          601.2
Dividends to policyholders..............   305.2          305.8          307.7
Operating expenses......................    12.3           12.7           13.6
                                        -----------  ------------  -------------
                                        -----------  ------------  -------------
  Total expenses........................   900.8          932.9          922.5
                                        -----------  ------------  -------------
                                        -----------  ------------  -------------

Closed Block revenue, net of Closed
  Block expenses, before income taxes...    78.3          101.3          114.9
Income taxes............................    25.2           33.5           38.4
                                        -----------  ------------  -------------
                                        -----------  ------------  -------------
Closed Block revenue, net of Closed         53.1           67.8           76.5
  Block expenses and income taxes.......
Funding adjustment charges..............    (3.5)          (7.6)         (12.0)
                                        -----------  ------------  -------------
                                        -----------  ------------  -------------
Closed Block revenue, net of Closed      $  49.6     $     60.2     $     64.5
  Block expenses, income tax and funding
  adjustment charges....................
                                           ===========  ============  ==========

The change in maximum future earnings of the Closed Block was as follows:

                                                    As of December 31,
                                              2002                      2001
                                     -----------------------  ------------------
                                                       (in millions)

Beginning of year.................          $1,348.6                   $1,408.8
End of year.......................           1,299.0                    1,348.6
                                     -----------------------  ------------------
                                     -----------------------  ------------------
Change in maximum future earnings.        $    (49.6)                 $   (60.2)
                                     =======================  ==================

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

9. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2002, 2001 and 2000 were as follows (in millions):
                                                   As of December 31,
                                              2002       2001         2000
                                            ---------- ----------- ------------
                                            ---------- ----------- ------------
   Balance at beginning of year...........   $1,322.3   $1,333.3     $1,430.9
   Cost deferred during the year..........      314.8      249.0        263.9
   Amortized to expense during the year...     (141.1)    (198.5)      (239.2)
   Effect of unrealized gains.............     (121.6)     (61.5)      (122.3)
                                            ---------- ----------- ------------
                                            ---------- ----------- ------------
   Balance at end of year.................   $1,374.4   $1,322.3     $1,333.3
                                            ========== =========== ============

10. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position are summarized as follows (in millions):

                                                          As of December 31,
                                                           2002       2001
                                                        ------------------------
                                                        ------------------------
Liabilities for investment-type contracts:
  Guaranteed investment contracts.......................  $13,894.4   $14,123.5
  U.S. funding agreements...............................      107.8       307.1
  International funding agreements backing medium-term
    notes...............................................    3,583.5     3,298.4
  International funding agreements......................    2,555.0       723.9
  Other investment-type contracts.......................    1,775.3     2,272.1
                                                        ------------------------
Total liabilities for investment-type contracts.........   21,916.0    20,725.0

Liabilities for individual annuities....................    2,900.4     2,557.6
Universal life and other reserves.......................    1,480.9     1,382.0
                                                        ------------------------
Total contractholder funds..............................  $26,297.3   $24,664.6
                                                        ========================

Our guaranteed investment contracts and funding agreements contain provisions limiting early surrenders, including penalties for early surrenders and minimum notice requirements. Put provisions give customers the option to terminate a contract prior to maturity, provided they give a minimum notice period.

Funding agreements are issued to nonqualified institutional investors both in domestic and international markets. We have a $4.0 billion international program, under which a consolidated offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from us, which is used to secure that particular series of notes. The payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws and, accordingly, are reported as contractholder funds liabilities in our consolidated statements of financial position. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within our control. As of December 31, 2002, the contractual maturities were 2003 - $573.3 million; 2004 - $562.8 million; 2005 - $795.1 million; 2006 - $107.7 million; 2007 - $25.3 million and thereafter - $1,519.3 million.

In February 2001, we agreed to issue up to $3.0 billion of funding agreements under another program to support the prospective issuance by an unaffiliated entity of medium-term notes in both domestic and international markets. Subsequently in April 2002, we agreed to an additional issuance of up to $1.0 billion to the same program bringing the total program authorized amount to $4.0 billion. The unaffiliated entity is an unconsolidated qualifying special purpose entity. The funding agreements issued to the unaffiliated entity are reported as contractholder funds liabilities in our consolidated statements of financial position. As of December 31, 2002, $2,555.0 million have been issued under this program.

Future Policy Benefits and Claims

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                For the year ended December 31,
                                          2002         2001            2000
                                    --------------- --------------- ------------
                                    --------------- --------------- ------------

   Balance at beginning of year...      $   714.8    $   705.0       $   721.7

   Incurred:
     Current year.................        1,588.3      1,597.1         1,788.1
     Prior years..................            0.6        (17.5)          (17.8)
                                    --------------- --------------- ------------
                                    --------------- --------------- ------------
   Total incurred.................        1,588.9      1,579.6         1,770.3

   Payments:
     Current year.................        1,333.2      1,283.2         1,447.3
     Prior years..................          271.2        286.6           339.7
                                    --------------- --------------- ------------
                                    --------------- --------------- ------------
   Total payments.................        1,604.4      1,569.8         1,787.0

   Balance at end of year:
     Current year.................          255.1        313.9           340.8
     Prior years..................          444.2        400.9           364.2
                                    --------------- --------------- ------------
                                    --------------- --------------- ------------
   Total balance at end of year...      $   699.3    $   714.8       $   705.0
                                    =============== =============== ============

The activity summary in the liability for unpaid accident and health claims shows an increase (decrease) of $0.6 million, $(17.5) million and $(17.8) million for the year ended December 31, 2002, 2001 and 2000, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2002, 2001 and 2000, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.

11. Debt

Short-Term Debt

Short-term debt consists primarily of a payable to PFSI of $875.3 million and $1,087.8 million as of December 31, 2002 and 2001, respectively. Interest paid on intercompany debt was $19.9 million and $39.7 million during 2002 and 2001, respectively. Short-term debt also consists of outstanding balances on revolving credit facilities with various financial institutions. At December 31, 2002, we, including certain subsidiaries, had credit facilities with various financial institutions in an aggregate amount of $800.0 million. These credit facilities include $700.0 million to finance a commercial mortgage-backed securities ("CMBS") pipeline, of which $284.2 million was outstanding at December 31, 2002, and $100.0 million in credit facilities to purchase certain CMBS securities for investment purposes, of which $84.4 million was outstanding at December 31, 2002.

The weighted-average interest rates on short-term borrowings as of December 31, 2002 and 2001, were 1.8% and 2.3%, respectively.

Long-Term Debt

The components of long-term debt as of December 31, 2002 and 2001, were as follows (in millions):

                                                     As of December 31,
                                                   2002        2001
                                               ------------ ---------------
                                               ------------ ---------------

   7.875% surplus notes payable, due 2024....       199.0        199.0
   8% surplus notes payable, due 2044........        99.1         99.1
   Nonrecourse mortgages and notes payable...       158.0        150.3
   Other mortgages and notes payable.........       122.6        169.2
                                               ------------ ---------------
                                               ------------ ---------------
   Total long-term debt......................      $578.7       $617.6
                                               ============ ===============

The amounts included above are net of the discount and direct costs associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

On March 10, 1994, we issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments. For each of the years ended December 31, 2002, 2001 and 2000, interest of $23.8 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024, may be redeemed at our election on or after March 1, 2004, in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. We, including certain subsidiaries, had $378.0 million in credit facilities with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2002, range from $0.2 million to $100.9 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding principal balances as of December 31, 2001, range from $0.1 million to $101.9 million per development with interest rates generally ranging from 7.2% to 8.6%.

At December 31, 2002, future annual maturities of the long-term debt were as follows (in millions):

   2003...............................................           $116.9
   2004...............................................              7.5
   2005...............................................             29.7
   2006...............................................             20.9
   2007...............................................             96.8
   Thereafter.........................................            306.9
                                                         -------------------
                                                         -------------------
   Total future maturities of the long-term debt......           $578.7
                                                         ===================

Cash paid for interest for 2002, 2001 and 2000 was $42.1 million, $43.9 million and $42.0 million, respectively. These amounts include interest paid on taxes during these years.

12. Income Taxes

Our income tax expense was as follows (in millions):
                                                 For the year ended December 31,
                                                     2002       2001      2000
                                                  ---------- ---------- --------
                                                  ---------- ---------- --------
Current income taxes (benefit):
  Federal........................................  $ (52.8)   $  30.0    $195.2
  State and foreign..............................     49.4       30.0      12.2
  Net realized/unrealized capital gains (losses).    (78.1)    (210.1)     29.6
                                                  ---------- ---------- --------
                                                  ---------- ---------- --------
Total current income taxes (benefit).............    (81.5)    (150.1)    237.0
Deferred income taxes............................    101.7      242.5      11.8
                                                  ---------- ---------- --------
                                                  ---------- ---------- --------
Total income taxes...............................  $  20.2    $  92.4    $248.8
                                                  ========== ========== ========

Our provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pretax income and our effective tax rate on pretax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:
                                               For the year ended December 31,
                                                   2002      2001      2000
                                             ------------ ---------- ---------
                                             ------------ ---------- ---------
   Statutory corporate tax rate............          35%       35%       35%
   Dividends received deduction............         (12)      (13)       (5)
   Interest exclusion from taxable income..          (2)       (3)       (1)
   Federal tax settlement for prior years..         (20)        -         -
   Other...................................           3         1        (1)
                                             ------------ ---------- ---------
   Effective tax rate......................           4%       20%       28%
                                             ============ ========== =========

Significant components of our net deferred income taxes were as follows (in millions):
                                                            As of December 31,
                                                              2002     2001
                                                          ----------- ---------
                                                          ----------- ---------
 Deferred income tax assets (liabilities):
   Insurance liabilities................................. $    263.1   $ 229.3
   Deferred policy acquisition costs.....................     (432.0)   (373.1)
   Net unrealized gains on available-for-sale securities.     (422.7)   (202.0)
   Mortgage loan servicing rights........................     (429.6)   (355.2)
   Other.................................................      (83.5)    (81.7)
                                                          ----------- ---------
                                                          ----------- ---------
 Total net deferred income tax liabilities...............  $(1,104.7)      $
                                                          =========== =========

The Internal Revenue Service (the "Service") has completed examination of the U.S. consolidated federal income tax returns for 1998 and prior years. The Service has also begun to examine returns for 1999 and 2000. We believe that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested. A tax liability will be recognized when we expect distribution of earnings in the form of dividends, sale of the investment or otherwise.

Net cash received for income taxes in 2002 was $306.8 million primarily due to refunds for 2001 capital losses and the favorable settlement of an Internal Revenue Service audit issue. Cash paid for income taxes in 2001 and 2000 was $69.3 million and $131.9 million, respectively.

13. Employee and Agent Benefits

We have defined benefit pension plans covering substantially all of our employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for all plans is to deposit the U.S. GAAP-related net periodic pension cost using long-term assumptions, unless the U.S. GAAP funded status is positive, in which case no deposit is made.

For 2002, the plan assets include $79.4 million in PFG stock held under a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of Principal Mutual Holding Company's demutualization. For 2001, the value of the demutualization funds was $56.7 million, which was amortized over the remaining service period of plan participants.

We also provide certain health care, life insurance and long-term care benefits for retired employees. Retiree health benefits are provided for employees hired prior to January 1, 2002, while retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Covered employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with us. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us. Our funding policy for all plans is to deposit the U.S. GAAP-related net periodic postretirement benefit cost using long-term assumptions unless the U.S. GAAP funded status is positive, in which case no deposit is made.

For 2001, as a result of Principal Mutual Holding Company's demutualization, the postretirement benefit plans received $11.3 million in compensation, which was used to pay benefit claims and participant contributions, with the remainder to be amortized over the remaining service period of plan participants.

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows (dollars in millions):

                                                  Pension benefits        Other postretirement benefits
                                           --------------------------------------------------------------
                                           --------------------------------------------------------------
                                                 As of December 31,             As of December 31,
                                                2002            2001           2002            2001
                                           --------------- ----------------------------------------------
 Change in benefit obligation
 Benefit obligation at beginning of year..   $  (856.0)       $ (797.3)      $ (231.1)       $ (221.8)
 Service cost.............................       (36.5)          (31.2)          (9.4)           (8.3)
 Interest cost............................       (63.0)          (59.3)         (17.8)          (15.6)
 Actuarial loss...........................      (124.4)          (42.0)         (36.6)          (25.7)
 Participant contributions................         -               -             (1.5)           (1.3)
 Benefits paid............................        33.5            31.7            9.0            10.9
 Other....................................         -              42.1            7.2            30.7
                                           --------------- ----------------------------------------------
 Benefit obligation at end of year........   $(1,046.4)       $ (856.0)      $ (280.2)       $ (231.1)
                                           =============== ==============================================
 Change in plan assets
 Fair value of plan assets at beginning
   of year................................   $   952.5        $1,115.4       $  362.3        $  359.8
 Actual return (loss) on plan assets......       (32.2)          (15.7)          (2.2)            5.6
 Employer contribution....................         6.5             9.0            1.3             1.4
 Participant contributions................         -               -              1.5             1.3
 Benefits paid............................       (33.5)          (31.7)          (8.9)           (5.7)
 Other....................................         -            (124.5)           -               -
                                           --------------- ----------------------------------------------
 Fair value of plan assets at end of year.   $   893.3        $  952.5       $  354.0        $  362.4
                                           =============== ==============================================
 Funded (underfunded) status..............   $  (153.1)       $   96.5       $   73.8        $  131.3
 Unrecognized net actuarial (gain) loss...       183.7           (65.3)          70.7            (0.6)
 Unrecognized prior service cost (benefit)         5.9             7.6          (32.6)          (28.2)
 Unamortized transition asset.............        (0.5)           (2.7)           -               -
                                           --------------- ----------------------------------------------
                                           --------------- ----------------------------------------------
 Other assets - prepaid benefit cost......   $    36.0        $   36.1       $  111.9        $  102.5
                                           =============== ==============================================
                                           =============== ==============================================
 Weighted-average assumptions as of
   December 31
 Discount rate............................     6.50%           7.50%             6.50%          7.50%

                                         Pension benefits                 Other postretirement benefits
                             -------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------
                                  For the year ended December 31,        For the year ended December 31,
                                2002          2001          2000          2002       2001         2000
                             ----------------------------------------- ------------------------------------
   Components of net
     periodic benefit cost
   Service cost.............   $ 36.5        $ 31.2         $ 35.0       $  9.4     $  8.3        $ 10.4
   Interest cost............     63.0          59.3           57.5         17.8       15.6          19.0
   Expected return on plan
     assets.................    (84.6)        (99.2)         (81.3)       (32.8)     (32.3)        (25.1)
   Amortization of prior
     service cost
     (benefit)..............      1.7           1.7            1.7         (2.7)      (2.6)          -
   Amortization of
     transition (asset)
     obligation.............     (2.2)        (11.5)         (11.5)         -          0.3           2.3
   Recognized net actuarial
     (gain) loss............     (7.9)        (14.1)         (12.5)         0.2       (1.3)         (1.1)
                             ----------------------------------------- ------------------------------------
                             ----------------------------------------- ------------------------------------
   Net periodic benefit        $  6.5        $(32.6)        $(11.1)      $ (8.1)    $(12.0)       $  5.5
     cost (income)..........
                             ========================================= ====================================

For 2002, the higher benefits and compensation limits of the Economic Growth and Tax Relief Reconciliation Act of 2001 were recognized in the defined benefit plans. In 2001, we reclassified assets supporting nonqualified pension plan liabilities through a reduction in contractholder funds and an increase in invested assets. The pension plans' gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), is used.

The projected benefit obligation for the pension plans with projected benefit obligations in excess of plan assets was $180.6 million and $147.8 million as of December 31, 2002 and 2001, respectively. The accumulated benefit obligation for the pension plans with accumulated benefit obligations in excess of plan assets was $125.1 million and $115.9 million as of December 31, 2002 and 2001, respectively. These obligations relate to the nonqualified pension plan liabilities. The nonqualified plans have assets that are housed in trusts that fail to meet the requirements to be included in plan assets under SFAS 87. The prepaid benefit costs and accrued benefit costs are $175.1 million and $(139.1) million, respectively, as of December 31, 2002, and $165.0 million and $(128.9) million, respectively, as of December 31, 2001.

Effective for 2003, we amended the method for determining postretirement retiree health plan contributions. As a result of this change, the accumulated postretirement obligation decreased by $7.2 million. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change.

The accumulated postretirement benefit obligation and fair value of plan assets for the postretirement plans with accumulated postretirement benefit obligations in excess of plan assets were $90.2 million and $80.0 million, respectively, as of December 31, 2002, and $2.3 million and $1.1 million, respectively, as of December 31, 2001. The prepaid benefit costs and accrued benefit costs are $112.5 million and $(0.7) million, respectively, as of December 31, 2002, and $103.2 million and $(0.7) million, respectively, as of December 31, 2001.

For 2002 and 2001, the expected long-term rates of return on plan assets for pension benefits were 8.5% and 9.0%, respectively, on a pretax basis. The assumed rate of increase in future compensation levels was 5.0% for both 2002 and 2001.

For 2002 and 2001, the expected long-term rates of return on plan assets for other postretirement benefits varied by benefit type, employee group and tax status of the trust. For 2002, the rates ranged from 7.25% to 8.25%. For 2001, the rates ranged from 7.8% to 9.3% on a pretax basis.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 15% in 2002 and declines to an ultimate rate of 5% in 2009. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

                                          1-percentage-point  1-percentage-point
                                               increase            decrease
                                          ------------------- ------------------

   Effect on total of service
     and interest cost components.......         $  8.4             $  (6.6)
   Effect on accumulated postretirement
     benefit obligation.......                     61.8               (49.4)

In addition, we have defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation. We match the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. The defined contribution plan allows employees to choose among various investment options, including PFG common stock. Effective September 1, 2002, the employer stock fund was converted to an employee stock ownership plan. We contributed $18.9 million in 2002, $17.9 million in 2001 and $16.0 million in 2000 to these defined contribution plans.

As a result of Principal Mutual Holding Company's demutualization, the defined contribution plans received $19.7 million in compensation, which was allocated to participant accounts.

14. Commitments and Contingencies

Litigation

We are a plaintiff or defendant in actions arising out of our operations. We are, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect our business, financial condition or results of operations.

We are regularly involved in litigation, both as a defendant and as a plaintiff but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of medical insurance, life insurance, annuities and residential mortgages. In addition, regulatory bodies, such as state insurance departments, the Securities and Exchange Commission, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies.

We were a defendant in two class-action lawsuits which alleged improper sales practices. We have settled these two class-action lawsuits and have accrued a loss reserve for our best estimate based on information available. We believe this reserve is sufficient to cover our obligation under the settlements. A number of persons and entities who were eligible to be class members have excluded themselves from the class (or "opted out"), as the law permits them to do. We have been notified that some of those who opted out from the class filed lawsuits and made claims similar to those addressed by the settlement. Most of those lawsuits and claims have been resolved. We accrued a loss reserve for our best estimate of our potential exposure to the suits and claims. As uncertainties continue to exist in resolving this matter, it is reasonably possible that all the actual costs of the suits and claims could exceed our estimate. The range of any such costs cannot be presently estimated; however, we believe the additional costs will not have a material impact on our business, financial condition or results of operations.

A lawsuit was filed on September 27, 2001, in the United States District Court for the Northern District of Illinois, seeking damages and other relief on behalf of a putative class of policyholders based on allegations that the plan of conversion of Principal Mutual Holding Company from a mutual insurance holding company into a stock company violates the United States Constitution. The action is captioned Esther L. Gayman v. Principal Mutual Holding Company, et al. On April 16, 2002, the Court granted our Motion to Dismiss and ordered the lawsuit be dismissed in its entirety. On April 17, 2002, a Judgment was entered to that effect. The Plaintiffs filed an appeal on May 15, 2002, with the 7th Circuit Court of Appeals. On November 22, 2002, the 7th Circuit Court of Appeals affirmed the District Court's decision.

While we cannot predict the outcome of any pending or future litigation, examination or investigation, we do not believe any pending matter will have a material adverse effect on our business, financial condition or results of operations.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire from 2003 through 2015. The estimated maximum exposure under these agreements is approximately $165.0 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statement of financial position. Should we be required to perform under these guarantees, we could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse available to us, minimizing the impact to our results of operations.

We are also subject to various indemnification obligations issued in conjunction with certain transactions, primarily divestitures and the sale of residential mortgage loans and servicing rights by our mortgage banking segment, whose terms range in duration and often are not explicitly defined. Generally, a maximum obligation is not explicitly stated; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business, financial position or results of operations.

Securities Held for Collateral

We held $774.7 million in mortgage-backed securities in trust at December 31, 2002, to satisfy collateral requirements associated with our mortgage banking segment and derivatives credit support agreements.

15. Stockholder's Equity

Treasury Stock

As a result of the demutualization, our ultimate parent, PFG, issued 363.7 thousand shares of its common stock with a value of $6.7 million to rabbi trusts held by us for certain benefit plans. These shares were reported as treasury stock and additional paid-in capital in the consolidated statements of stockholder's equity at December 31, 2001. In February 2002, these shares were sold, which generated proceeds of $8.0 million, with a cost of $6.7 million.

Other Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by our stockholder and distributions to our stockholder.

The components of accumulated other comprehensive income (loss) were as follows (in millions):

                                        Net unrealized  Net unrealized
                                        gains (losses)     losses on       Foreign         Accumulated
                                              on          derivative       currency           other
                                       available-for-sale instruments    translation      comprehensive
                                         securities                      adjustment      income (loss)
                                       ------------------------------------------------ ------------------
                                       ------------------------------------------------ ------------------

   Balances at January 1, 2000.......     $   (98.6)        $  (3.5)       $  (60.0)        $  (162.1)
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............         722.0             -               -               722.0
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale..............        (268.6)            -               -              (268.6)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................        (122.7)            -               -              (122.7)
       Unearned revenue reserves.....          15.2             -               -                15.2
   Net change in unrealized gains
     (losses) on derivative
     instruments.....................           -              (1.3)            -                (1.3)
   Provision for deferred income tax
     benefit (expense)...............        (121.9)            0.5             -              (121.4)
   Change in net foreign currency
     translation adjustment..........           -               -              27.0              27.0
                                       ------------------------------------------------ ------------------
                                       ------------------------------------------------ ------------------
   Balances at December 31, 2000.....         125.4            (4.3)          (33.0)             88.1

                                        Net unrealized        Net
                                        gains (losses)     unrealized      Foreign
                                              on           losses on       currency     Accumulated other
                                       available-for-sale  derivative    translation      comprehensive
                                          securities      instruments     adjustment      income (loss)
                                       ----------------- ------------------------------ -------------------
                                       ----------------- ------------------------------ -------------------

   Balances at January 1, 2001.......      $  125.4         $   (4.3)      $  (33.0)         $   88.1
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............         510.7              -              -               510.7
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale..............          (2.5)             -              -                (2.5)
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................         (61.3)             -              -               (61.3)
       Unearned revenue reserves.....           4.3              -              -                 4.3
   Net change in unrealized gains
     (losses) on derivative
     instruments.....................           -              (46.0)           -               (46.0)
   Dividends to parent...............          (1.3)             -             11.1               9.8
   Provision for deferred income tax
     benefit (expense)...............        (160.5)            16.1            -              (144.4)
   Change in net foreign currency
     translation adjustment..........           -                -             23.9              23.9
   Cumulative effect of accounting
     change, net of related income
     taxes...........................          20.9            (24.0)         (11.1)            (14.2)
                                       ----------------- ------------------------------ -------------------
                                       ----------------- ------------------------------ -------------------
   Balances at December 31, 2001.....         435.7            (58.2)          (9.1)            368.4
   Net change in unrealized gains
     (losses) on fixed maturities,
     available-for-sale..............         806.3              -              -               806.3
   Net change in unrealized gains
     (losses) on equity securities,
     available-for-sale..............          60.9              -              -                60.9
   Adjustments for assumed changes
     in amortization pattern:
       Deferred policy acquisition
         costs.......................        (121.6)             -              -              (121.6)
       Unearned revenue reserves.....           6.4              -              -                 6.4
   Net change in unrealized gains
     (losses) on derivative
     instruments.....................           -              (77.6)           -               (77.6)
   Net change in unrealized gains
     (losses) on policyholder
     dividend obligation.............         (33.6)             -              -               (33.6)
   Provision for deferred income tax
     benefit (expense)...............        (253.3)            27.2            -              (226.1)
   Change in net foreign currency
     translation adjustment..........           -                -              2.0               2.0
                                       ----------------- ------------------------------ -------------------
   Balances at December 31, 2002.....      $  900.8         $ (108.6)      $   (7.1)         $  785.1
                                       ================= ============================== ===================

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                  As of December 31,
                                                          2002           2001            2000
                                                     --------------- -------------- ---------------
                                                     --------------- -------------- ---------------
   Unrealized gains on available-for-sale                 $674.2          $491.2
     securities arising during the year.............                                     $252.6
   Adjustment for realized losses on
     available-for-sale securities included in net
     income..........................................     (259.5)         (234.8)         (29.4)
                                                     --------------- -------------- ---------------
                                                     --------------- -------------- ---------------
   Unrealized gains on available-for-sale securities,
     as adjusted.....................................     $414.7          $256.4         $223.2
                                                     =============== ============== ===============

The above table is presented net of income tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2002 statutory results, we could pay approximately $746.6 million in stockholder dividends in 2003 without exceeding the statutory limitation.

16. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage loan servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using an internal prepayment model and discounted at a spread to London Interbank Offered Rates.

The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk . The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of our financial instruments were as follows (in millions):

                                                               As of December 31,
                                                     2002                               2001
                                       ---------------------------------- ---------------------------------
                                       ---------------- ----------------- ---------------- ----------------
                                       Carrying amount     Fair value     Carrying amount    Fair value
                                       ---------------- ----------------- ---------------- ----------------
                                       ---------------- ----------------- ---------------- ----------------
   Assets (liabilities)
   Fixed maturities, available-for-
     sale ...........................     $32,752.6        $32,752.6          $29,007.4        $29,007.4
   Fixed maturities, trading ........         101.7            101.7               17.8             17.8
   Equity securities, available-for-
     sale ...........................         348.1            348.1              802.3            802.3
   Mortgage loans....................      10,829.4         10,987.8           10,884.6         11,164.6
   Policy loans......................         818.5            818.5              831.9            831.9
   Other investments.................       1,013.4          1,013.4              402.7            402.7
   Cash and cash equivalents.........       1,168.5          1,168.5            1,077.7          1,077.7
   Investment-type insurance
     contracts.......................     (24,816.4)       (25,660.9)         (23,282.6)       (23,642.4)
   Short-term debt...................      (1,243.9)        (1,243.9)          (1,378.4)        (1,378.4)
   Long-term debt....................        (578.7)          (594.3)            (617.6)          (613.7)

17. Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

In 2002, we received written approval from the State of Iowa to recognize as admitted assets those assets pledged by us on behalf of a wholly owned subsidiary instead of nonadmitting such assets. At December 31, 2002, our statutory surplus was $698.7 million greater than it would have been if NAIC SAP had been followed for this transaction. This permitted practice has no effect on our net income for the year then ended.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. If the State of Iowa were to rescind its permission for the transaction described above, our regulatory total adjusted capital would not fall below the authorized control level RBC amount. However, if such permission were rescinded, it is likely we would restructure or discontinue our program to pledge assets on behalf of our wholly owned subsidiary. At December 31, 2002, we meet the RBC requirements.

Statutory net income and statutory capital and surplus were as follows (in millions):

                                  As of or for the year ended December 31,
                                 2002               2001              2000
                           ------------------ ----------------- ---------------
                           ------------------ ----------------- ---------------

   Statutory net income...     $   402.1          $   415.0         $   912.6
   Statutory surplus......       3,339.2            3,483.8           3,356.4

18. Segment Information

We provide financial products and services through the following segments: U.S. Asset Management and Accumulation, Life and Health Insurance and Mortgage Banking. In addition, there is a Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations and third-party clients.

The Life and Health insurance segment provides individual life and disability insurance to the owners and employees of businesses and other individuals in the U.S. and provides group life and health insurance to businesses in the U.S.

The Mortgage Banking segment originates and services residential mortgage loan products for customers primarily in the U.S.

The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities, income on capital not allocated to other segments, intersegment eliminations and non-recurring or other income or expenses not allocated to the segments based on review of the nature of such items. Prior to 2002, this segment also included international operations that offer retirement products and services, annuities, mutual funds and life insurance through subsidiaries in Argentina, Chile, Mexico and Hong Kong. During 2001 and 2000, we disposed of, distributed or dividended essentially all of our international operations to our parent, PFSI, described further in Note 4.

The Corporate and Other segment includes an equity ownership interest in Coventry Health Care, Inc. The ownership interest was sold in February 2002, described further in Note 4. The Corporate and Other segment's equity in earnings of Coventry Health Care, Inc., which was included in net investment income, was $2.1 million, $20.2 million and $20.6 million for the year ended December 31, 2002, 2001 and 2000, respectively.

We evaluate segment performance on segment operating earnings, which is determined by adjusting U.S. GAAP net income for net realized/unrealized capital gains and losses, as adjusted, and nonrecurring items which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of deferred policy acquisition costs, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains credited to customers and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, recurring operations of the business. However, segment operating earnings are not a substitute for net income determined in accordance with U.S. GAAP.

In 2002, non-recurring items of $109.8 million, net of income taxes, included
(1) the positive effect of the settlement of an IRS audit issue ($138.0 million) and (2) the negative effects of (a) an increase to a loss contingency reserve established for sales practice litigation ($21.6 million); (b) a cumulative effect of accounting change related to the implementation of SFAS 142 ($4.6 million); and (c) expenses related to the demutualization ($2.0 million).

In 2001, non-recurring items of $31.1 million, net of income taxes, included (1) the negative effects of (a) expenses related to the demutualization ($18.6 million); (b) a cumulative effect of change in accounting principle related to the implementation of SFAS 133 ($10.7 million); and (c) an increase to a loss contingency reserve established for sales practices litigation ($5.9 million); and (2) the positive effect of investment income generated from the proceeds of the IPO ($4.1 million).

In 2000, non-recurring items of $101.0 million, net of income taxes, included the negative effects of (a) a loss contingency reserve established for sales practices litigation ($93.8 million); and (b) expenses related to the development of a plan of demutualization ($7.2 million).

The accounting policies of the segments are similar to those as described in
Note 1, with the exception of capital allocation. We allocate capital to our segments based upon an internal capital model that allows management to more effectively manage our capital.

The following tables summarize selected financial information by segment as of or for the years ended December 31, 2002, 2001 and 2000, and reconciles segment totals to those reported in the consolidated financial statements (in millions):

                                       U.S. Asset
                                       Management    Life and
                                           and        Health      Mortgage    Corporate
                                      Accumulation   Insurance    Banking     and Other    Consolidated
                                     --------------------------- ----------- ----------------------------
                                     --------------------------- ----------- ----------------------------
   2002
   Revenues:
     Operating revenues............    $  3,690.2    $  3,946.8    $1,074.0    $   (3.8)    $  8,707.2
     Net realized/unrealized
       capital gains (losses)......        (357.8)        (93.6)        -          56.2         (395.2)
     Recognition of front-end fee
       revenues....................         (14.0)          -           -           -            (14.0)
     Capital gains distributed as
       market value adjustment....          (31.8)          -           -           -            (31.8)
                                     --------------------------- ----------- ----------------------------
   Revenues........................    $  3,286.6    $  3,853.2    $1,074.0    $   52.4     $  8,266.2
                                     =========================== =========== ============================
                                     =========================== =========== ============================

   Net income:
     Operating earnings............   $     368.5   $     233.1    $   93.3    $   10.1    $     705.0
     Net realized/unrealized
       capital gains (losses), as
       adjusted....................        (250.5)        (50.0)        -          37.8         (262.7)
     Nonrecurring items............           -            (4.6)        -         114.4          109.8
                                     --------------------------- ----------- ----------------------------
                                     --------------------------- ----------- ----------------------------
   Net income......................   $     118.0   $     178.5    $   93.3    $  162.3    $     552.1
                                     =========================== =========== ============================
                                     =========================== =========== ============================
   Assets..........................     $70,311.8     $11,356.3    $3,740.1    $1,687.4      $87,095.6
                                     =========================== =========== ============================
                                     =========================== =========== ============================

   Other segment data:
     Revenues from external
       customers..................     $  3,253.9    $  3,858.6    $1,060.8    $   92.9     $  8,266.2
     Intersegment revenues.........          32.7          (5.4)       13.2       (40.5)           -
     Interest expense..............           3.5           0.5         -          (3.8)           0.2
     Income tax expense (benefit)..         (40.1)         95.3        72.5      (107.5)          20.2
     Amortization of intangibles...           0.2           0.1         -           -              0.3

                                       U.S. Asset
                                       Management    Life and
                                           and        Health      Mortgage    Corporate
                                      Accumulation   Insurance    Banking     and Other    Consolidated
                                     --------------------------- ----------- ----------------------------
                                     --------------------------- ----------- ----------------------------
   2001
   Revenues:
     Operating revenues.............    $  3,712.0     $  3,946.4  $   714.4  $   143.7    $  8,516.5
     Net realized/unrealized                                     )
       capital losses...............        (248.6)         (62.2        -       (181.9)       (492.7)
     Recognition of front-end fee
       revenues.....................           1.5            -          -          -             1.5
     Capital gains distributed
       as market value adjustment            (14.9)           -          -          -           (14.9)
     Investment income generated
       from IPO proceeds.........              -              -          -          6.3           6.3
                                      --------------- ----------- ---------- ---------------------------
   Revenues.........................    $  3,450.0     $  3,884.2  $   714.4 $    (31.9)   $  8,016.7
                                      =============== =========== ========== ===========================
                                      =============== =========== ========== ===========================

   Net income:
                                                                  $
     Operating earnings.............   $     349.0    $     201.2       99.6 $     56.9   $     706.7
     Net realized/unrealized capital                             )
       losses, as adjusted..........        (164.7)         (33.8        -       (110.0)       (308.5)
     Nonrecurring items.............         (10.8)           0.1        -        (20.4)        (31.1)
                                      --------------- ----------- ---------- ---------------------------
                                      --------------- ----------- ---------- ---------------------------
   Net income (loss)................   $     173.5    $     167.5 $     99.6 $    (73.5)  $     367.1
                                      =============== =========== ========== ===========================
                                      =============== =========== ========== ===========================
   Assets...........................     $68,507.0      $10,776.2   $2,718.8   $1,568.6     $83,570.6
                                      =============== =========== ========== ===========================
                                      =============== =========== ========== ===========================
   Other segment data:
     Revenues from external
       customers................        $  3,416.7     $  3,888.3  $   703.8 $       7.9   $  8,016.7
     Intersegment revenues..........          33.3           (4.1)      10.6      (39.8)          -
     Interest expense...............           3.3            0.8        -         19.9          24.0
     Income tax expense (benefit)...          (8.9)          86.2       62.5      (47.4)         92.4
     Amortization of goodwill and
       other intangibles...........            3.2            4.1        0.7        0.6           8.6

                                       U.S. Asset
                                       Management    Life and
                                           and        Health      Mortgage    Corporate
                                      Accumulation   Insurance    Banking     and Other    Consolidated
                                     --------------------------- ----------- ----------------------------
                                     --------------------------- ----------- ----------------------------
   2000
   Revenues:
     Operating revenues..........     $  3,431.6    $  4,122.6    $   359.4   $   345.9    $  8,259.5
     Net realized/unrealized
       capital gains (losses)....          (53.8)         70.8          -         134.8         151.8
     Recognition of front-end fee
       revenues..................            0.9           -            -           -             0.9
                                   --------------- ----------- ------------- ------------ --------------
                                   --------------- ----------- ------------- ------------ --------------
   Revenues......................     $  3,378.7    $  4,193.4    $   359.4   $   480.7    $  8,412.2
                                   =============== =========== ============= ============ ==============
                                   =============== =========== ============= ============ ==============

   Net income:
     Operating earnings..........    $     349.0   $     162.3   $     49.8  $     80.6   $     641.7
     Net realized/unrealized
       capital gains (losses), as
       adjusted..................          (35.9)         47.3          -          89.5         100.9
     Nonrecurring items..........            -             -            -        (101.0)       (101.0)
                                   --------------- ----------- ------------- ------------ --------------
                                   --------------- ----------- ------------- ------------ --------------
   Net income....................      $           $             $     49.8  $     69.1   $     641.6
                                           313.1         209.6
                                   =============== =========== ============= ============ ==============
                                   =============== =========== ============= ============ ==============
   Assets........................      $65,756.3     $10,569.0     $1,556.3    $2,521.3     $80,402.9
                                   =============== =========== ============= ============ ==============
                                   =============== =========== ============= ============ ==============

   Other segment data:
     Revenues from external
       customers.................     $  3,349.7    $  4,196.9    $   359.4   $   506.2    $  8,412.2
     Intersegment revenues.......           29.0          (3.5)         -         (25.5)          -
     Interest expense............            7.0           2.5          -         (12.2)         (2.7)
     Income tax expense..........           97.5         104.7         26.9        19.7         248.8
     Amortization of goodwill and
       other intangibles.........            1.0           7.7          0.8         3.2          12.7

The following table summarizes our operating revenues (in millions):

                                                          For the year ended December 31,
                                                 2002                 2001                  2000
                                           ------------------ ---------------------- -------------------

 U.S. Asset Management and Accumulation
 Full-service accumulation.............           $1,076.5           $1,116.6             $1,210.4
 Full-service payout...................            1,191.8            1,214.8                920.6
 Investment only.......................              886.4              918.1                881.7
                                           ------------------ ---------------------- -------------------
   Total pension.......................                               3,249.5              3,012.7
                                                   3,154.7

 Individual annuities..................              303.8              263.3                267.5
 Other and eliminations................               49.7               33.9                  9.2
                                           ------------------ ---------------------- -------------------
     Total U.S. Asset Accumulation.....                               3,546.7              3,289.4
                                                   3,508.2
 Eliminations..........................              (33.4)             (29.6)               (32.0)
 Principal Global Investors............              215.4              194.9                174.2
                                           ------------------ ---------------------- -------------------
     Total U.S. Asset Management and               3,690.2            3,712.0              3,431.6
        Accumulation...................

 Life and Health Insurance

 Life insurance........................            1,629.6            1,658.7              1,693.1
 Health insurance......................            2,058.3            2,061.3              2,221.4
 Disability insurance..................              258.9              226.4                208.1
                                           ------------------ ---------------------- -------------------
     Total Life and Health Insurance...            3,946.8            3,946.4              4,122.6

 Mortgage Banking
 Mortgage loan production..............              483.9              311.4                 45.6
 Mortgage loan servicing...............              590.1              403.0                313.8
                                           ------------------ ---------------------- -------------------
     Total Mortgage Banking............            1,074.0              714.4                359.4

 Corporate and Other...................               (3.8)             143.7                345.9
                                           ------------------ ---------------------- -------------------

 Total operating revenues..............           $8,707.2           $8,516.5             $8,259.5
                                           ================== ====================== ===================

 Total operating revenues..............           $8,707.2           $8,516.5             $8,259.5
 Net realized/unrealized capital gains
    (losses) including recognition of front-
    end fees revenues and certain market
    value adjustments to fee revenues..             (441.0)            (506.1)               152.7
 Non-recurring.........................                -                  6.3                  -
                                           ------------------ ---------------------- -------------------
 Total GAAP revenues...................           $8,266.2           $8,016.7             $8,412.2
                                           ================== ====================== ===================

Prior to 2002, we operated in the U.S. and in selected markets internationally (including Chile, Mexico, Argentina and Hong Kong). The following table summarizes selected financial information by geographic location as of or for the year ended December 31 (in millions):

                     Revenues        Long-lived    Assets        Net income
                                       assets                      (loss)
                     ------------- ----------------------------- --------------
                     ------------- ----------------------------- --------------
   2002
   U.S............     $8,266.2          $559.6     $87,095.6          $552.1
   International..          -               -             -               -
                     ------------- ----------------------------- --------------
                     ------------- ----------------------------- --------------
   Total..........     $8,266.2          $559.6     $87,095.6          $552.1
                     ============= ============================= ==============
                     ============= ============================= ==============

   2001
   U.S............     $8,021.9          $563.9     $83,570.6          $388.7
   International..         (5.2)            -             -             (21.6)
                     ------------- ----------------------------- --------------
                     ------------- ----------------------------- --------------
   Total..........     $8,016.7          $563.9     $83,570.6          $367.1
                     ============= ============================= ==============
                     ============= ============================= ==============

   2000
   U.S............     $8,175.3          $533.8     $79,719.1          $658.5
   International..        236.9            47.1         683.8           (16.9)
                     ------------- ----------------------------- --------------
                     ------------- ----------------------------- --------------
   Total..........     $8,412.2          $580.9     $80,402.9          $641.6
                     ============= ============================= ==============

Long-lived assets include property and equipment and goodwill and other intangibles.

Our operations are not materially dependent on one or a few customers, brokers or agents, and revenues, assets. Operating earnings were attributed to geographic location based on the country of domicile the sales originated.

19. Stock-Based Compensation Plans

As of December 31, 2002, PFG sponsors the Stock Incentive Plan, Stock Purchase Plan and Long Term Performance Plan, which result in an expense for us.

Under the terms of the Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units and stock appreciation rights. Options outstanding under the Stock Incentive Plan were granted at a price equal to the market value of PFG common stock on the date of grant, graded or cliff-vested over a three-year period for employees still employed or under contract, and expire ten years after the grant date.

PFG also maintains the Long Term Performance Plan, which provides the opportunity for eligible executives to share in the success of PFG if specified minimum corporate performance objectives are achieved over a three-year period. This plan was amended in May 2001, to utilize stock as an option for payment starting with payments in 2003. For the years ended December 31, 2002 and 2001, we recorded compensation expense of $3.0 million and $11.1 million, respectively, related to the plan.

Under PFG's Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a quarterly basis. The maximum amount an employee may contribute during any plan year is the lesser of $10,000, or such greater or lesser amount as determined by the plan administrator, and 10% of the employee's salary. Employees may purchase shares of PFG common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower.

In 2001, compensation expense was recognized for stock option awards issued to career agents using the fair value method as prescribed in FASB Interpretation No. 44, Accounting for Certain Transactions Involving Stock Compensation - An Interpretation of APB Opinion No. 25. The compensation cost that has been charged against income for the Stock Incentive Plan and Stock Purchase Plan was $9.1 million and $0.01 million for 2002 and 2001, respectively.

The weighted-average estimated fair value of stock options granted during 2002 and 2001 using the Black-Scholes option valuation model was $10.18 and $6.07 per share, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

                                          2002               2001
                                    --------------     --------------
   Dividend yield...............
                                             .91   %            1.12  %
                                    ==============     ==============

   Expected volatility..........           32.5    %           37.5   %
                                    ==============     ==============
   Risk-free interest rate......            4.7
                                                   %            3.7   %
                                    ==============     ==============
   Expected life (in years).....
                                            6                   3
                                    ==============     ==============

The fair value of the employees' purchase rights, which represent a price equal to 15% of the share's fair market value under the Stock Purchase Plan, was $1.6 million in 2001.

20. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2002 and 2001:

                                                               For the three months ended
                                             March 31          June 30         September 30      December 31
                                         ----------------------------------- -----------------------------------
                                         -----------------------------------------------------------------------
                                                                     (in millions)
2002
  Total revenues........................     $2,102.3         $2,169.9           $1,880.2          $2,113.8
  Total expenses........................      1,773.6          2,049.8            1,847.9           2,018.0
  Income before cumulative effect of
     accounting change, net of related
     income taxes.......................        228.2             98.8               32.9             196.8
  Net income............................        223.6             98.8               32.9             196.8

2001
  Total revenues........................     $2,115.5         $1,888.8           $2,148.3          $1,864.1
  Total expenses........................      1,953.0          1,742.1            1,999.5           1,851.9
   Income before cumulative effect of
     accounting change, net of related
     income taxes.......................        131.4            115.7              113.8              16.9
  Net income............................        120.7            115.7              113.8              16.9

                                     PART C
                            PREMIER VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the ten years ended December 31, 2002.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2002.
                          Statement of Operations for the year ended
                            December 31, 2002.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2002 and 2001.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2002 and 2001.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2002, 2001 and 2000.
                          Consolidated Statements of Financial Position,
                            December 31, 2002 and 2001.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2002, 2001 and 2000.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2002, 2001 and 2000.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules*
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2002*
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2002, 2001 and 2000 and for each of the years then ended*
                         Schedule IV - Reinsurance
                           As of December 31, 2002, 2001 and 2000 and for each of the years then ended*

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

          (b)    Exhibits
                 (1)   Board resolution of Registrant (Filed 3/1/96)
                 (3a)  Distribution Agreement (Filed 3/1/96)
                 (3b)  Selling Agreement (Filed 3/1/96)
                 (4a)  Form of Variable Annuity Contract (Filed 12/16/97)
                 (4b)  Variable Annuity Contract Endorsement (Filed 12/16/97)
                 (4c)  Variable Annuity Contract Rider (Filed 12/16/97)
                 (5)   Form of Variable Annuity Application (Filed 10/23/97)
                 (6a)  Articles of Incorporation of Depositor (Filed 3/1/96)
                 (6b)  Bylaws of Depositor (Filed 3/1/96)
                 (9)   Opinion of Counsel (Filed 3/1/96)
                 (10a) Consent of Ernst & Young LLP*
                 (10b) Powers of Attorney (Filed 2/28/00)
                 (11)  Financial Statement Schedules*
                 (13a) Total Return Calculation (Filed 3/1/96)
                 (13b) Annualized Yield for Separate Account B (Filed 3/1/96)

*   Filed herein

Item 25.  Officers and Directors of the Depositor

          Principal   Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            BETSY J. BERNARD                 AT&T Consumer
            Director                         295 North Maple Avenue
            Chair, Nominating Committee      Room 4345L1
                                             Basking Ridge, NJ 07920


            JOCELYN CARTER-MILLER            Office Depot, Inc.
            Director                         2200 Old Germantown Road
            Member, Audit Committee          Delray Beach, FL  33445

            GARY E. COSTLEY                  Multifoods
            Director                         110 Cheshire Lane, Suite 300
            Member, Human Resources          Minnetonka, MN  55305
               Committee

            DAVID J. DRURY                   4633 156th Street
            Director                         Waukee, IA  50263
            Member, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Member, Human Resources
              Committee

            J. BARRY GRISWELL                The Principal Financial Group
            Director,                        Des Moines, IA  50392
            Chairman of the Board
              Chair, Executive Committee

            SANDRA L. HELTON                 Telephone and Data Systems, Inc.
            Director                         30 North LaSalle Street, Suite 4000
            Member, Audit Committee          Chicago, IL  60602

            CHARLES S. JOHNSON               4935 Mesa Capella Drive
            Director                         Las Vegas, NV  89113-1441
            Member, Human Resources
              Committee

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Human Resources
              Committee

            RICHARD L. KEYSER                W.W. Grainger, Inc.
            Director                         100 Grainger Parkway
            Member, Audit Committee          Lake Forest, IL  60045-5201

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         10 Cours de Rive
            Member, Nominating               CH-1204 Geneva, Switzerland
              Committee
            Federico F. Pena                 Vestar Capital Partners
            Member, Nominating               1225 17th Street, Ste 1660
              Committee                      Denver, CO  80202

            DONALD M. STEWART                The Chicago Community Trust
            Director                         222 North LaSalle Street, Ste 1400
            Member, Nominating               Chicago, IL  60601-1009
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559
            Member, Executive Committee


            EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

            JOHN EDWARD ASCHENBRENNER         Executive Vice President
            PAUL FRANCIS BOGNANNO             Senior Vice President
            GARY MERLYN CAIN                  Senior Vice President
            MICHAEL THOMAS DALEY              Executive Vice President
            CHARLES ROBERT DUNCAN             Senior Vice President
            RALPH CRAIG EUCHER                Senior Vice President
            DENNIS PAUL FRANCIS               Senior Vice President
            MICHAEL HARRY GERSIE              Executive Vice President and Chief Financial Officer
            THOMAS JOHN GRAF                  Senior Vice President
            ROBB BRYAN HILL                   Senior Vice President
            JOYCE NIXSON HOFFMAN              Senior Vice President and Corporate Secretary
            DANIEL JOSEPH HOUSTON             Senior Vice President
            ELLEN ZISLIN LAMALE               Senior Vice President and Chief Actuary
            JULIA MARIE LAWLER                Senior Vice President and Chief Investment Officer
            JAMES PATRICK MCCAUGHAN           Executive Vice President
            MARY AGNES O'KEEFE                Senior Vice President
            KAREN ELIZABETH SHAFF             Senior Vice President and General Counsel
            ROBERT ALLEN SLEPICKA             Senior Vice President
            NORMAN RAUL SORENSEN              Senior Vice President
            CARL CHANSON WILLIAMS             Senior Vice President and Chief Information Officer
            LARRY DONALD ZIMPLEMAN            Executive Vice President


Item 26.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          e.   Principal International Holding Company, LLC

          f. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          g. ING/Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          h. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          i. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          j. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          k. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          l. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          m.   Principal International de Chile, S.A. (Chile) a holding company.

          n. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          c. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group,LLC (Delaware) a limited liability company engaged in marketing products for companies of the Principal Financial Group, Inc.

          b. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          e. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          f. Executive Benefit Services, Inc. (North Carolina) marketing, sales and administration of executive employee benefit services.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 31.28% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on February 7, 2003.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 2.90% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.46% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 29.25% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal International Fund, Inc. (a Maryland Corporation) 24.55% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 4.39% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 2.93% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 3.21% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003

               Principal Partners Blue Chip Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 13.58% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 14.19% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 8.20% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 27.61% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 25.75% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal Investors Fund, Inc.(a Maryland Corporation),
               17.93% of shares outstanding of the Balanced Fund,
               0.33% of shares outstanding of the Bond & Mortgage Securitites Fund,
               22.06% of shares outstanding of the Capital Preservation Fund, 0.56% of shares outstanding of the Governement Securities Fund,
               25.97%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               28.22% of shares outstanding of the High Quality Long-Term Bond Fund,
               0.57% of shares outstanding of the High Quality Short-Term Bond Fund,
               38.04% of shares outstanding of the International Emerging Markets Fund,
               13.22% of shares outstanding of the International Fund I, 0.60% of shares outstanding of the International Fund II, 33.55% of shares outstanding of the International SmallCap Fund, 99.99% of shares outstanding of the LargeCap Blend Fund I, 28.93% of shares outstanding of the LargeCap Growth Fund, 1.76% of shares outstanding of the LargeCap S&P 500 Index Fund, 28.80% of shares outstanding of the LargeCap Value Fund, 0.23% of shares outstanding of the Principal LifeTime 2010 Fund, 0.17% of shares outstanding of the Principal LifeTime 2020 Fund, 0.18% of shares outstanding of the Principal LifeTime 2030 Fund, 0.49% of shares outstanding of the Principal LifeTime 2040 Fund, 1.26% of shares outstanding of the Principal LifeTime 2050 Fund, 0.54% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               20.47% of shares outstanding of the MidCap Blend Fund, 10.43% of shares outstanding of the MidCap Growth Fund, 19.57% of shares outstanding of the MidCap S&P 400 Index Fund, 0.55% of shares outstanding of the MidCap Value Fund, 0.20% of shares outstanding of the Money Market Fund, 1.01% of shares outstanding of the Partners LargeCap Blend Fund, 21.53% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               99.42% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.42% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               26.27% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.44% of shares outstanding of the Partners LargeCap Value Fund, 22.90% of shares outstanding of the Partners MidCap Blend Fund, 17.76% of shares outstanding of the Partners MidCap Growth Fund, 8.86% of shares outstanding of the Partners MidCap Value Fund, 99.97% of shares outstanding of the Partners SmallCap Blend Fund, 1.75% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.29% of shares outstanding of the Partners SmallCap Growth Fund II,
               2.18% of shares outstanding of the Partners SmallCap Value Fund, 99.99% of shares outstanding of the Partners SmallCap Value Fund I,
               0.18% of shares outstanding of the Preferred Securities Fund, 7.80% of shares outstanding of the Real Estate Fund, 18.09% of shares outstanding of the SmallCap Blend Fund, 15.81% of shares outstanding of the SmallCap Growth Fund, 0.70% of shares outstanding of the SmallCap S&P 600 Index Fund, 12.24% of shares outstanding of the SmallCap Value Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2003.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 7, 2003: Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Equity Growth (f/k/a Aggressive Growth), Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          b. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          c.   Principal  Capital  Real  Estate   Investors,   LLC  (a  Delaware
               Corporation) a registered investment advisor.

          d. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          e.   Principal  Capital  Income  Investors,  LLC  a  Delaware  limited
               liability   company  which  provides   investment  and  financial
               services.

          f. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          g. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          h. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          d. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          e. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal Spectrum Associates, Inc. (California) a corporation which engages in real estate joint venture transactions with developers.

          g. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          h.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          i.   Principal        Delaware       Name       Holding       Company,
               Inc.(Delaware) a corporation which is currently inactive.

          j. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          k. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          m. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          n. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker.

          o. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          p. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          q. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          r. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          s. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          t. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          c. Principal Residential Mortgage Funding, LLC (Iowa) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiary wholly-owned by Executive Benefit Services, Inc.:

          a.    Executive Broker Dealers Services, LLC

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          b. IDBI-Principal Trustee Company Limited (India) a trustee for mutual funds.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd.

          a.   BT Financial Group Pty Ltd. (Australia) a holding company.

          Subsidiary  wholly-owned by BT Financial Group PTY Ltd.:

          a.   BT  Investments   (Australia)   Limited  a  company   engaged  in
               institutional and retail money management.


          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a. BT Australia (Holdings) Pty Ltd (Australia) a commercial and investment banking and asset management company.


          Subsidiary wholly-owned by BT Australia (Holdings) Pty Ltd:

          a. BT Australia Pty Ltd. (Australia) a company engaged in asset management and trustee/administrative activities.

          Subsidiaries wholly-owned by BT Australia PTY Ltd.:

          a. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          b. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          c. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          d. Principal Capital Global Investors Limited dba BT Fund Management (Australia) a company who manages international funds (New Zealand, Singapore, Asia, North America and and United Kingdom).

          e. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          f.   QV1 Pty Limited an Australia company.

          g. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          h. BT Wealth Management Pty Ltd (Australia) A company which is a financial advisory service provider.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          c. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          Subsidiaries wholly-owned by BT Funds Management Limited

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          b. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          c. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiary organized and wholly-owned by BT Securities Limited:

          a.   BT (Queensland) Pty Limited an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a.   BT Funds Management (NZ) Limited a New Zealand funds manager.


          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Tanner Administradora De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.
               company.

Item 27.  Number of Contractowners - As of: March 31, 2002

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts          50                   6
          Pension Builder Contracts              376                 219
          Personal Variable Contracts            373                  16
          Premier Variable Contracts            2231                  75
          Flexible Variable Annuity Contract   52304               52304
          Freedom Variable Annuity Contract      925                 925

Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael T. Daley         Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Assistant Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Paul D. Steingreaber     Director of Investment Products
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Kirk L. Tibbetts         Senior Vice President and
     The Principal            Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392



           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $18,879,680
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 29th day of April, 2003

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         04/29/2003
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              04/29/2003
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        04/29/2003
--------------------           and Chief Financial Officers
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        04/29/2003
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        04/29/2003
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        04/29/2003
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        04/29/2003
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        04/29/2003
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        04/29/2003
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        04/29/2003
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        04/29/2003
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        04/29/2003
--------------------
R. L. Keyser


  (V. H. Loewenstein)*         Director                        04/29/2003
--------------------
V. H. Loewenstein


  (F. F. Pena)*                Director                        04/29/2003
--------------------
F. F. Pena


  (D. M. Stewart)*             Director                        04/29/2003
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                        04/29/2003
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included